Securities Act Registration No. 033-98726
                                      Investment Company Act Reg. No. 811-09120
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                           ___________________________
                                    FORM N-1A
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |X|

                         Pre-Effective Amendment No. [ ]


                       Post-Effective Amendment No. 13 |X|
                                     and/or


       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 |X|


                              Amendment No. 14 |X|
                        (Check appropriate box or boxes.)
                           ___________________________


                            PRUDENT BEAR FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

            8140 Walnut Hill Lane
                  Suite 300
                Dallas, Texas                                 75231
   (Address of Principal Executive Offices)                 (Zip Code)

                                 (214) 696-5474
              (Registrant's Telephone Number, including Area Code)


                                                             Copy to:
               David W. Tice
       c/o Prudent Bear Funds, Inc.                     Richard L. Teigen
           8140 Walnut Hill Lane                       Foley & Lardner LLP
                 Suite 300                          777 East Wisconsin Avenue
               Dallas, Texas                        Milwaukee, Wisconsin 23202
  (Name and Address of Agent for Service)


Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing become effective (check appropriate box):

     [ ]  immediately upon filing pursuant to paragraph (b)


     [ ]  on (date) pursuant to paragraph (b)


     [ ]  60 days after filing pursuant to paragraph (a) (1)


     |X|  on January 31, 2005 pursuant to paragraph (a) (1)


     [ ]  75 days after filing pursuant to paragraph (a) (2)

     [ ]  on (date) pursuant to paragraph (a) (2) of Rule 485

If appropriate, check the following box:

     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

--------------------------------------------------------------------------------

PROSPECTUS                                                     JANUARY 31, 2005


                               PRUDENT BEAR FUND
                           PRUDENT GLOBAL INCOME FUND

                                  PRUDENT BEAR
                                  FUNDS, INC.

                                 NO LOAD SHARES

 Prudent Bear Funds, Inc.                    1-800-711-1848
 8140 Walnut Hill Lane, Suite 300            (Fund & Account Information)
 Dallas, Texas  75231                        http://www.prudentbear.com

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                              NO LOAD SHARES

PRUDENT BEAR FUND

PRUDENT GLOBAL INCOME FUND

  The Prudent Bear Fund is a mutual fund seeking capital appreciation. The Prudent Global Income Fund is a mutual fund seeking to provide current income and capital appreciation in a volatile economic environment.

  Please read this Prospectus and keep it for future reference. It contains important information, including information on how the Prudent Bear Fund and the Prudent Global Income Fund invest and the services they offer to shareholders.

TABLE OF CONTENTS

Questions Every Investor Should Ask Before
  Investing in the Prudent Bear Funds                                     3

Fees and Expenses                                                         9

Investment Objectives and Strategies                                     10

Management of the Funds                                                  13

The Funds' Share Price                                                   14

Purchasing No Load Shares                                                14

Redeeming No Load Shares                                                 18

Exchanging No Load Shares                                                22

Dividends, Distributions and Taxes                                       22

Financial Highlights                                                     23

QUESTIONS EVERY INVESTOR SHOULD ASK BEFORE INVESTING IN THE PRUDENT BEAR FUNDS

1. WHAT ARE THE FUNDS' GOALS?

   PRUDENT BEAR FUND

   The Prudent Bear Fund seeks capital appreciation.

   PRUDENT GLOBAL INCOME FUND

   The Prudent Global Income Fund seeks current income and capital appreciation.

2. WHAT ARE THE FUNDS' PRINCIPAL INVESTMENT STRATEGIES?

   PRUDENT BEAR FUND

   The Prudent Bear Fund seeks capital appreciation primarily through short sales of equity securities when overall market valuations are high and through long positions in value-oriented equity securities when overall market valuations are low. The Prudent Bear Fund will hold more "short" equity positions than "long" equity positions when the dividend yield for the aggregate stock market is low relative to its historic range (i.e., overall market valuations are high). Its "short" equity positions will primarily consist of short sales of common stocks and purchases of put options on common stocks. In effecting short sales and purchasing put options the Prudent Bear Fund's investment adviser, David W. Tice & Associates, LLC (the "Adviser") utilizes "bottom-up" investment analysis. This means the Adviser bases investment decisions on company-specific fundamental factors.

   The Prudent Bear Fund will hold more "long" equity positions than "short" equity positions when the dividend yield for the aggregate stock market is high relative to its historic range (i.e., overall market valuations are low). Its "long" equity positions will primarily consist of equity securities of North American companies. In selecting common stocks, the Adviser takes a "value" investment approach utilizing "bottom-up" investment analysis.

   When the dividend yield for the aggregate stock market is neither high nor low relative to its historic range, the Adviser will allocate the Prudent Bear Fund's portfolio between "short" equity and "long" equity positions in its discretion. At all times the Prudent Bear Fund will have both "short" and "long" equity positions as the Adviser believes in all market conditions there will exist some companies whose stocks are undervalued by the market and some companies whose stocks are overvalued by the market.

   While the Adviser believes the dividend yield of the aggregate stock market is a reasonable long- term measure of stock price over or under valuation, the Adviser also considers other factors in the economy in relation to the dividend yield. If the dividend yield is within historic ranges relative to interest rates and other economic variables, the Adviser would likely apply the guidelines described above. However if, for example, interest rates rose dramatically so that a relatively high dividend yield was not in its historic relation to interest rates, the Adviser might hold more "short" equity positions than "long" equity positions until it believed conditions warranted a shift in portfolio allocation.

   The Prudent Bear Fund purchases restricted securities in private placement transactions.

   The Adviser actively manages the Prudent Bear Fund's portfolio. The Prudent Bear Fund's annual portfolio turnover rate usually will exceed 100%.

   PRUDENT GLOBAL INCOME FUND

   The Prudent Global Income Fund seeks current income and capital appreciation in a volatile economic environment. If the Prudent Global Income Fund is successful in achieving its investment objectives, investors should be able to maintain their purchasing power on a global basis. The Prudent Global Income Fund primarily invests in:

   o Liquid securities issued by the major industrialized nations (e.g., United States, Canada, members of the European Economic Union, Japan, Australia, New Zealand and Switzerland) as well as other countries with sound economic and financial systems

   o   Equity securities of companies that mine gold

   o   Gold bullion

   The Prudent Global Income Fund's investment adviser, also David W. Tice & Associates, LLC, believes that the current global economic environment is highly uncertain. It believes that such an uncertain environment could be conducive to governments making errors in fiscal and monetary policy that represent risks to investors in dollar-denominated securities. For example, monetary authorities could accommodate excessive credit as well as excessively expand the supply of money. The Adviser believes that one result of such errors could be a significant deterioration in the value of the U.S. dollar relative to other currencies. The Prudent Global Income Fund will attempt to capitalize on currency fluctuations by investing in securities issued by governments whose currency the Adviser believes will appreciate in relative value. In determining whether or not a currency will appreciate in relative value, the Adviser will consider the issuing country's economic fundamentals, particularly the stringency of its monetary and fiscal policies.

   The Adviser believes that investments in gold bullion have capital appreciation potential in such a volatile economic environment. The Prudent Global Income Fund will invest in gold bullion when the Adviser believes its dollar value will appreciate. The Prudent Global Income Fund may also invest in equity securities of companies that mine gold, but will concentrate on companies which have existing projects currently in operation.

   In making investments for the Prudent Global Income Fund, the Adviser utilizes a "top-down" investment analysis. This means it bases investment decisions on macro-economic factors such as inflationary trends, interest rate movements, economic statistics and monetary policy.

   The Adviser actively manages the Prudent Global Income Fund's portfolio. It is possible that the Prudent Global Income Fund's annual portfolio turnover rate may exceed 100%.

3. WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS?

   Investors in each of the Funds may lose money. There are risks associated with the types of securities in which these Funds invest. These risks include:

   PRUDENT BEAR FUND

   o MARKET RISK: The prices of the securities in which the Prudent Bear Fund invests may change adversely compared to the Adviser's expectations for a number of reasons.

   o ASSET ALLOCATION RISK: The Prudent Bear Fund's investment results will suffer if there is a general stock market advance when the Fund has significant "short" equity positions, or if there is a general stock market decline when the Fund has significant "long" equity positions. This risk is in addition to the market risks associated with each of the Fund's investments.

   o SHORT SALES RISK: The Prudent Bear Fund's investment performance will suffer if a security that it has sold short appreciates in value. The Fund's investment performance may also suffer if it is required to close out a short position earlier than it had intended. This would occur if the securities lender required it to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from other securities lenders.

   o OPTIONS INVESTING RISK: If the Prudent Bear Fund purchases an option and the price of the underlying stock fails to move in the direction the Adviser expected, the Fund will lose most or all of the amount the Fund paid for the option, plus commission costs. If the Prudent Bear Fund writes ("sells") an option and the price of the underlying stock fails to move in the direction the Adviser expected, the Fund's losses could easily exceed the proceeds it received when it wrote the option.

   o VALUE INVESTING RISK: The Prudent Bear Fund's investment adviser may be incorrect in its assessment of a company's value and the prices of the stocks the Fund holds may not reach what the investment adviser believes are their intrinsic value. Similarly, the stocks the Fund sells short may not decline to the price that the investment adviser thinks reflects their intrinsic value. From time to time, "value" investing falls out of favor with investors. During these periods, the Fund's relative performance will suffer.

   o HIGH PORTFOLIO TURNOVER RISK: High portfolio turnover necessarily results in correspondingly greater transaction costs (such as brokerage commissions or markups or markdowns) which the Prudent Bear Fund must pay and increased realized gains (or losses) to investors.
       Distributions to shareholders of short-term capital gains are taxed as ordinary income under federal income tax laws. The Prudent Bear Fund's portfolio turnover rate is not calculated with regard to securities, including options and futures contracts, having a maturity of less than one year. Consequently the transaction costs incurred by the Fund are likely to be greater than the transaction costs incurred by a mutual fund investing exclusively in common stocks that has a similar portfolio turnover rate.

   o RESTRICTED SECURITIES RISK: When the Prudent Bear Fund holds restricted securities, it may have difficulty accurately pricing them. The Fund may not be able to sell these securities at the prices at which it has valued them for purposes of calculating its net asset value without experiencing delays or additional costs, if at all.

   PRUDENT GLOBAL INCOME FUND

   o MARKET RISK: The prices of the securities in which the Prudent Global Income Fund invests may decline for a number of reasons.

   o INTEREST RATE RISK: In general the value of debt securities falls when interest rates rise. Longer term obligations are usually more sensitive to interest rate changes than shorter term obligations.

   o FOREIGN CURRENCY RISK: The U.S. dollar value of securities denominated in foreign currencies may be affected unfavorably by changes in foreign currency exchange rates. An increase in the U.S. dollar relative to these other currencies will adversely affect the Prudent Global Income Fund.

   o GOLD INVESTING RISK: The prices of gold and the prices of common stocks of companies that mine gold have been subject to substantial price fluctuations over short periods of time. They may be adversely affected by unpredictable international monetary and political developments such as currency devaluations or revolutions, economic and social conditions within a country, trade imbalances, or trade or currency restrictions between countries.

   o HIGH PORTFOLIO TURNOVER RISK: High portfolio turnover necessarily results in correspondingly greater transaction costs (such as brokerage commissions or markups or markdowns) which the Prudent Global Income Fund must pay and increased realized gains (or losses) to investors. Distributions to shareholders of short-term capital gains are taxed as ordinary income under federal income tax laws.

   o NON-DIVERSIFICATION RISK: The Prudent Global Income Fund is a non-diversified investment company. As such it will likely invest in fewer securities or securities issued by fewer foreign governments than diversified investment companies and its performance may be more volatile. If the securities in which the Prudent Global Income Fund invests perform poorly, the Prudent Global Income Fund could incur greater losses than it would have had it invested in a greater number of securities.

   Because of these risks each of the Funds is a suitable investment only for those investors who have long-term investment goals. Prospective investors who are uncomfortable with an investment that will fluctuate in value should not invest in these Funds.

4. HOW HAVE THE FUNDS PERFORMED?


   The bar chart and table relating to the Prudent Bear Fund that follow provide some indication of the risks of investing in the Prudent Bear Fund by showing changes in its performance from year to year and how its average annual returns over various periods compare to the performance of the S&P 500 and the Nasdaq Composite Index. The bar chart and table relating to the Prudent Global Income Fund that follow provide some indication of the risks of investing in the Prudent Global Income Fund by showing changes in its performance from year to year and comparing its performance with Citigroup Europe (WGBI). Please remember that the past performance (before and after taxes) of the Prudent Bear Fund and the Prudent Global Income Fund is not necessarily an indication of their future performance. They may perform better or worse in the future.


                               PRUDENT BEAR FUND
                        (Total return per calendar year)


                         1996                   -13.69%
                         1997                    -4.33%
                         1998                   -34.08%
                         1999                   -23.40%
                         2000                    30.47%
                         2001                     7.36%
                         2002                    62.87%
                         2003                   -10.44%
                         2004



Note: During the nine year period shown on the bar chart, the Fund's highest total return for a quarter was ____% (quarter ended ________, 200_) and the lowest total return for a quarter was ____% (quarter ended ________, 200_).


                               PRUDENT BEAR FUND


                                                                                     SINCE THE
                                                                                   INCEPTION DATE
AVERAGE ANNUAL TOTAL RETURNS                                                        OF THE FUND
(FOR THE PERIODS ENDING                                             PAST           (DECEMBER 28,
DECEMBER 31, 2004)                                PAST YEAR       5 YEARS              1995)
----------------------------                      ---------       -------          --------------
Prudent Bear Fund
  Return before taxes
  Return after taxes on distributions(1)<F1>
  Return after taxes on distributions
    and sale of Fund shares(1)<F1>
S&P 500(2)<F2>(3)<F3>
Nasdaq Composite Index(3)<F3>(4)<F4>


(1)<F1> After-tax returns are calculated using the historical highest individual federal margin income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund's return after taxes on distributions and sale of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from capital losses that would have been incurred.
(2)<F2> The S&P 500 is a widely recognized unmanaged index of common stock prices.
(3)<F3>   Reflects no deduction for fees, expenses or taxes.
(4)<F4> The Nasdaq Composite Index covers over 4,500 stocks traded over the counter. It represents many small company stocks but is heavily influenced by about 100 of the largest Nasdaq stocks. It is a value-weighted index calculated on price change only and does not include income.

                           PRUDENT GLOBAL INCOME FUND
                        (Total return per calendar year)


                         2001                     2.82%
                         2002                    29.60%
                         2003                    16.30%
                         2004



Note: During the four year period shown on the bar chart, the Fund's highest total return for a quarter was ____% (quarter ended ________, 200_) and the lowest return for a quarter was ____% (quarter ended ________, 200_).


                           PRUDENT GLOBAL INCOME FUND


                                                                 SINCE THE
AVERAGE ANNUAL TOTAL RETURNS                                   INCEPTION DATE
(FOR THE PERIOD ENDING                                          OF THE FUND
DECEMBER 31, 2004)                               PAST YEAR   (FEBRUARY 2, 2000)
----------------------------                     ---------   ------------------
Prudent Global Income Fund
    Return before taxes
    Return after taxes on distributions(1)<F5>
    Return after taxes on distributions and
      sale of Fund shares(1)<F5>
Citigroup Europe (WGBI)(2)<F6>(3)<F7>


(1)<F5> After-tax returns are calculated using the historical highest individual federal margin income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(2)<F6> The Citigroup Europe (WGBI) consists of those fifteen sectors of the Citigroup Europe (WGBI) that are geographically located in Europe, namely Austria, Belgium, Denmark, Finland, France, Greece, Germany, Ireland, Italy, the Netherlands, Portugal, Spain, Sweden, Switzerland and the United Kingdom.
(3)<F7>   Reflects no deduction for fees, expenses or taxes.

FEES AND EXPENSES

  The table below describes the fees and expenses that you may pay if you buy and hold No Load shares of the Prudent Bear Fund or the Prudent Global Income Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)

                                                              PRUDENT GLOBAL
                                          PRUDENT BEAR FUND    INCOME FUND
                                          -----------------   --------------
Maximum Sales Charge                      No Sales Charge     No Sales Charge
  (Load) Imposed on Purchases
  (as a percentage of offering price)
Maximum Deferred                          No Deferred         No Deferred
  Sales Charge (Load)                     Sales Charge        Sales Charge
Maximum Sales Charge                      No Sales Charge     No Sales Charge
  (Load) Imposed on Reinvested
  Dividends and Distributions
Redemption Fee                            1.00%(1)<F8>        1.00%(1)<F8>
Exchange Fee                              None(2)<F9>         None(2)<F9>


(1)<F8> The redemption fee applies only to shares sold within 30 days of their purchase date. Our transfer agent charges a fee of $15.00 for each wire redemption.
(2)<F9>   Our transfer agent charges a fee of $5.00 for each telephone exchange.



ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)

                                                              PRUDENT GLOBAL
                                          PRUDENT BEAR FUND    INCOME FUND
                                          -----------------   --------------
Management Fees                                1.25%              0.75%
Distribution and/or Service (12b-1) Fees       0.25%              0.25%
Other Expenses
     Dividends on Short Positions              0.44%(1)<F10>      0.00%
     All remaining Other Expenses              0.34%              0.27%
                                               -----              -----
Total Other Expenses                           0.78%              0.27%
                                               -----              -----
Total Annual Fund Operating Expenses           2.28%              1.27%
                                               -----              -----
                                               -----              -----


(1)<F10> When the Fund borrows a security to make a short sale, the Fund has to pay the lender of the security the value of any dividends earned on the borrowed security ("dividend-substitute payments"). These dividend-substitute payments are investment expenses of the Fund.

EXAMPLE

  This Example is intended to help you compare the cost of investing in each of the Funds with the cost of investing in other mutual funds.

  The Example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                                1 YEAR      3 YEARS     5 YEARS     10 YEARS
                                ------      -------     -------     --------
Prudent Bear Fund                $231        $712        $1,220      $2,615
Prudent Global Income Fund       $129        $403         $697       $1,534


INVESTMENT OBJECTIVES AND STRATEGIES

INVESTMENT OBJECTIVES

  The Prudent Bear Fund seeks capital appreciation. The Prudent Global Income Fund seeks current income and capital appreciation. In order to provide a degree of flexibility, each Fund may change its investment objective without obtaining shareholder approval. Please remember that an investment objective is not a guarantee. An investment in the Prudent Bear Fund or the Prudent Global Income Fund might not appreciate and investors could lose money.

  The Prudent Bear Fund may, but is not required to, take temporary defensive positions. The Prudent Global Income Fund will not take temporary defensive positions. When the Prudent Bear Fund takes a temporary defensive position, it will invest some or all of its assets in money market instruments (like U.S. Treasury Bills, commercial paper or repurchase agreements). The Fund will not be able to achieve its investment objective of capital appreciation to the extent it invests in money market instruments since these securities earn interest but do not appreciate in value. Also each Fund will invest in money market instruments and hold some cash so that it can pay expenses, satisfy redemption requests or take advantage of investment opportunities. As a consequence of some of the investment techniques utilized by the Prudent Bear Fund, particularly effecting short sales, a significant portion of its assets (up to 100%) will be held in liquid securities, including money market instruments, as "cover" for these investment techniques. These assets may not be sold while the corresponding transaction, such as a short sale, is open unless they are replaced by similar assets. As a result, the commitment of a large portion of the Prudent Bear Fund's assets to "cover" investment techniques may make it more difficult for the Fund to meet redemption requests or pay its expenses.

PRINCIPAL INVESTMENT STRATEGIES

  PRUDENT BEAR FUND

  The Adviser believes that the best opportunities to make both "short" and "long" equity investments are when the market's perception of the values of individual companies (measured by the stock price) differs widely from the Adviser's assessment of the intrinsic values of such companies. Such opportunities arise as a result of a variety of market inefficiencies, including, among others, imperfect information, overly optimistic or pessimistic forecasts by Wall Street analysts, and swings in investor psychology. These inefficiencies can cause substantially mispriced securities. The Adviser attempts to:

  o Identify potential opportunities where significant market perception/reality gaps may exist, and

  o Invest in the anticipation of changes in the market perception that will bring the stock price closer to the Adviser's estimate of value.

  The Prudent Bear Fund is not a "market timing" fund. However, it does increase or decrease (to a degree or dramatically) the amount of its "short" equity investments compared to its "long" equity investments in response to changes in the Adviser's assessment of market conditions and its evaluation of the dividend yield for the aggregate stock market. In making investment decisions for the Prudent Bear Fund, the Adviser primarily invests in individual stocks, put options on individual stocks, or effects short sales in individual stocks rather than investing in or selling short index-based securities.

  From time to time the Prudent Bear Fund may utilize the following investment tactics. These investment tactics are not principal investment strategies of the Prudent Bear Fund.

  o INDEX-BASED INVESTMENT COMPANIES: The Prudent Bear Fund may invest in or sell short securities of investment companies that hold securities comprising a recognized securities index such as SPDRs, which hold the component stocks of the S&P 500, or WEBS which hold stocks of specified foreign equity market indices. These securities may trade at discounts to their net asset value. As an investor in securities of index-based investment companies, the Prudent Bear Fund will indirectly bear its proportionate share of the expenses of those investment companies.

  o FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS: The Prudent Bear Fund may purchase and sell stock index futures contracts as well as other futures contracts, such as gold futures. Futures contracts and options present risks of the possible inability to close a future contract when desired, losses due to unanticipated market movements which are potentially unlimited, and the possible inability of the Adviser to correctly predict the direction of securities prices, interest rates, currency exchange rates and other factors.

  PRUDENT GLOBAL INCOME FUND

  The Prudent Global Income Fund invests primarily in debt securities issued by the U.S. and other developed countries, gold bullion and common stocks of companies that mine gold. In selecting investments in debt securities, the Prudent Global Income Fund's investment adviser:

  o considers whether the currency in which the debt security is denominated is likely to rise or fall relative to the dollar primarily by comparing economic situations, particularly whether the issuing country has maintained prudent monetary and fiscal policies

  o  evaluates the relative available interest rates

  o then invests in the liquid debt securities having the most attractive yield based on an evaluation of risk and return.

  Since the Prudent Global Income Fund's primary consideration in selecting investments in debt securities is currency movements as it relates to stability of global purchasing power, it keeps its average portfolio maturity short. Typically the average maturity of the Prudent Global Income Fund's portfolio of debt securities will be less than eighteen months. Similarly, the Prudent Global Income Fund attempts to minimize credit risk by only investing in securities rated in the highest two rating categories of a nationally recognized rating agency. Typically, these are sovereign (government) securities.

  When investing in gold or in equity securities of companies that mine gold, the Prudent Global Income Fund's investment adviser first considers whether the dollar price of gold is likely to increase. The Prudent Global Income Fund will only invest in those equity securities of gold companies which the Adviser believes will increase if the dollar price of gold increases. The Prudent Global Income Fund does not intend to invest in equity securities of gold mining companies that have significantly reduced the exposure of their net income to fluctuations in gold prices through the use of futures contracts or other hedging techniques.

  From time to time the Prudent Global Income Fund may invest in liquid equity securities of companies owning significant assets (e.g. timber, oil or other "hard assets") that the Adviser believes would increase in value if the dollar declines in value relative to other currencies. The Prudent Global Income Fund does not expect that such securities would represent a major portion of its portfolio.

MANAGEMENT OF THE FUNDS

DAVID W. TICE & ASSOCIATES, LLC MANAGES THE INVESTMENTS OF THE PRUDENT BEAR FUND AND THE PRUDENT GLOBAL INCOME FUND.

  David W. Tice & Associates, LLC is the investment adviser to each of the Prudent Bear Fund and the Prudent Global Income Fund. The Adviser's address is:

  43-46 Norre Gade, Suite 137
  Charlotte Amalie, St. Thomas, U.S. Virgin Islands  00802

  As investment adviser, the Adviser manages the investment portfolio of each Fund. The Adviser makes the decisions as to which securities to buy and which securities to sell. During the last fiscal year, the Prudent Bear Fund paid the Adviser an annual investment advisory fee equal to 1.25% of the Prudent Bear Fund's average net assets, and the Prudent Global Income Fund paid the Adviser an annual investment advisory fee equal to 0.75% of the Prudent Global Income Fund's average net assets.


  David W. Tice is primarily responsible for the day-to-day management of the portfolio of the Prudent Bear Fund and the Prudent Global Income Fund and has been so since each Fund's inception. Mr. Tice is assisted by an investment committee consisting of three individuals. Mr. Tice is the President and founder of the Adviser. The Adviser (including its corporate predecessor) has been conducting an investment advisory business since 1993. Prior to organizing the Adviser, Mr. Tice conducted the same investment advisory business as a sole proprietorship since 1988. Mr. Tice is a Chartered Financial Analyst and a Certified Public Accountant. He is also president and sole shareholder of BTN Research, Inc., a registered broker-dealer.


DISTRIBUTION FEES

  Each of the Prudent Bear Fund and the Prudent Global Income Fund has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act. This Plan allows each of the Funds to use up to 0.25% of its average daily net assets to pay sales, distribution and other fees for the sale of its shares and for services provided to investors. Because these fees are paid out of a Fund's assets, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


PORTFOLIO HOLDINGS OF THE FUNDS



  The Statement of Additional Information for the Prudent Bear Fund and the Prudent Global Income Fund, which is incorporated by reference into this Prospectus, contains a description of the Funds' policies and procedures respecting disclosure of their portfolio holdings.


THE FUNDS' SHARE PRICE


  The price at which investors purchase No Load shares of each Fund and at which shareholders redeem No Load shares of each Fund is called its net asset value. Each Fund normally calculates its net asset value as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern
Time) on each day the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on national holidays, Good Friday and weekends. Each Fund calculates its net asset value based on the market prices of the securities (other than money market instruments) it holds. Each Fund will process purchase orders and redemption orders that it receives in good order prior to the close of regular trading on a day that the New York Stock Exchange is open at the net asset value determined LATER THAT DAY. It will process purchase orders and redemption orders that it receives in good order AFTER the close of regular trading at the net asset value determined at the close of regular trading on the NEXT DAY the New York Stock Exchange is open. If an investor sends a purchase order or redemption request to the Funds' corporate address, instead of to its transfer agent, the Funds will forward it to the transfer agent and the effective date of the purchase order or redemption request will be delayed until the purchase order or redemption request is received by the transfer agent.



  When market quotations are not readily available or are deemed unreliable, the Prudent Bear Fund and the Prudent Global Income Fund value the securities that they hold at fair value as determined in good faith by the Adviser in accordance with procedures approved by the Funds' Board of Directors. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market. Other types of securities that the Prudent Bear Fund and the Prudent Global Income Fund may hold for which fair value pricing might be required include, but are not limited to: (a) illiquid securities, including "restricted" securities and private placements for which there is no public market; (b) securities of an issuer that has entered into a restructuring; (c) securities whose trading has been halted or suspended; and
(d) fixed income securities that have gone into default and for which there is not a current market value quotation. Further, if events occur that materially affect the value of a security between the time trading ends on that particular security and the close of the normal trading session of the New York Stock Exchange, the Prudent Bear Fund and the Prudent Global Income Fund may value the security at its fair value. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. There can be no assurance that the Prudent Bear Fund and the Prudent Global Income Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Funds determines their net asset value per share.



  The Prudent Bear Fund and the Prudent Global Income Fund price foreign securities in terms of U.S. dollars at the official exchange rate. Alternatively, the Prudent Bear Fund and the Prudent Global Income Fund may price these securities at the average of the current bid and asked prices of such currencies against the dollar last quoted by a major bank that is a regular participant in the foreign exchange market, or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. If the Prudent Bear Fund and the Prudent Global Income Fund do not have any of these alternatives available to it or the alternatives do not provide a suitable method for converting a foreign currency into U.S. dollars, the Adviser in accordance with procedures approved by the Board of Directors will establish a conversion rate for such currency. Trading in securities in foreign markets takes place on some days (including some weekend days and U.S. holidays) when the New York Stock Exchange is not open, and does not take place on some days the New York Stock Exchange is open. So, the value of the portfolio the Prudent Bear Fund and the Prudent Global Income Fund may be affected on days when the Funds do not calculate their NAV and investors cannot purchase or redeem Fund shares.


PURCHASING NO LOAD SHARES

HOW TO PURCHASE NO LOAD SHARES FROM THE FUNDS

  1.  Read this Prospectus carefully.

  2. Determine how much you want to invest keeping in mind the following minimums:

      a.  New accounts
          o  Individual Retirement Accounts           $1,000
          o  All other Accounts                       $2,000

      b.  Existing accounts
          o  Dividend reinvestment                No Minimum
          o  All other investments
             (by mail)                                $  100
             (by wire)                                $1,000

  3. Complete the New Account Application accompanying this Prospectus, carefully following the instructions. For additional investments, complete the remittance form attached to your individual account statements. (The Funds have additional New Account Applications and remittance forms if you need them.) If you have any questions, please call 1-800-711-1848.


  4. Make your check payable to the full name of the Fund you intend to purchase. All checks must be drawn on U.S. banks. The Funds will not accept payment in cash, including money orders. The Funds also do not accept cashier's checks in amounts of less than $10,000. Also, to prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, travelers checks or starter checks for the purchase of shares. U.S. BANCORP FUND SERVICES, LLC, THE FUNDS' TRANSFER AGENT, WILL CHARGE A $25 FEE AGAINST A SHAREHOLDER'S ACCOUNT FOR ANY PAYMENT CHECK, AUTOMATIC INVESTMENT PURCHASE OR ELECTRONIC FUNDS TRANSFER RETURNED TO THE TRANSFER AGENT. THE SHAREHOLDER WILL ALSO BE RESPONSIBLE FOR ANY LOSSES SUFFERED BY A FUND AS A RESULT.


  5.  Send the application and check to:

      BY FIRST CLASS MAIL
          Prudent Bear Funds, Inc.
          c/o U.S. Bancorp Fund Services, LLC
          P.O. Box 701
          Milwaukee, WI 53201-0701

      BY OVERNIGHT DELIVERY SERVICE OR EXPRESS MAIL
          Prudent Bear Funds, Inc.
          c/o U.S. Bancorp Fund Services, LLC
          3rd Floor
          615 East Michigan Street
          Milwaukee, WI 53202-5207

      PLEASE DO NOT SEND LETTERS BY OVERNIGHT DELIVERY SERVICE OR EXPRESS MAIL TO THE POST OFFICE BOX ADDRESS.


  You may purchase shares by wire transfer.



  Initial Investment by Wire - If you wish to open an account by wire, please call 1-800-711-1848 before you wire funds in order to make arrangements with a telephone service representative to submit your completed application via mail, overnight delivery, or facsimile. Upon receipt of your application, your account will be established and a service representative will contact you within 24 hours to provide an account number and wiring instructions. You may then contact your bank to initiate the wire using the instructions you were given.



  Subsequent Investments by Wire - Please call 1-800-711-1848 before you wire funds in order to advise the transfer agent of your intent to wire funds. This will ensure prompt and accurate credit upon receipt of your wire.



  YOU SHOULD WIRE FUNDS TO:


     U.S. Bank, N.A.
     777 East Wisconsin Avenue
     Milwaukee, WI 53202
     ABA #075000022

     CREDIT:
     U.S. Bancorp Fund Services, LLC
     Account #112-952-137

     FURTHER CREDIT:
     (name of Fund to be purchased)
     (shareholder registration)
     (shareholder account number, if known)

  You should then send a properly signed New Account Application marked "FOLLOW-UP" to either of the addresses listed above. PLEASE REMEMBER THAT U.S. BANK, N.A. MUST RECEIVE YOUR WIRED FUNDS PRIOR TO THE CLOSE OF REGULAR TRADING ON THE NEW YORK STOCK EXCHANGE FOR YOU TO RECEIVE SAME DAY PRICING. THE FUNDS AND U.S. BANK, N.A. ARE NOT RESPONSIBLE FOR THE CONSEQUENCES OF DELAYS RESULTING FROM THE BANKING OR FEDERAL RESERVE WIRE SYSTEM, OR FROM INCOMPLETE WIRING INSTRUCTIONS.

PURCHASING NO LOAD SHARES FROM BROKER-DEALERS, FINANCIAL INSTITUTIONS AND OTHERS

  Some broker-dealers may sell shares of the Prudent Bear Fund or the Prudent Global Income Fund. These broker-dealers may charge investors a fee either at the time of purchase or redemption. The fee, if charged, is retained by the broker-dealer and not remitted to the Funds or the Adviser. Some broker-dealers may purchase and redeem shares on a three day settlement basis.

  The Funds may enter into agreements with broker-dealers, financial institutions or other service providers ("Servicing Agents") that may include the Funds as investment alternatives in the programs they offer or administer. Servicing agents may:

  o Become shareholders of record of the Funds. This means all requests to purchase additional shares and all redemption requests must be sent through the Servicing Agents. This also means that purchases made through Servicing Agents are not subject to the Funds' minimum purchase requirements.

  o Use procedures and impose restrictions that may be in addition to, or different from, those applicable to investors purchasing shares directly from the Funds.

  o Charge fees to their customers for the services they provide them. Also, the Funds and/or the Adviser may pay fees to Servicing Agents to compensate them for the services they provide their customers.

  o Be allowed to purchase shares by telephone with payment to follow the next day. If the telephone purchase is made prior to the close of regular trading on the New York Stock Exchange, it will receive same day pricing.

  o Be authorized to accept purchase orders on behalf of the Funds (and designate other Servicing Agents to accept purchase orders on the Funds' behalf). If a Fund has entered into an agreement with a Servicing Agent pursuant to which the Servicing Agent (or its designee) has been authorized to accept purchase orders on the Fund's behalf, then all purchase orders received in good order by the Servicing Agent (or its designee) before 4:00 p.m. Eastern Time will receive that day's net asset value, and all purchase orders received in good order by the Servicing Agent (or its designee) after 4:00 p.m. Eastern Time will receive the next day's net asset value.

  If you decide to purchase No Load shares through Servicing Agents, please carefully review the program materials provided to you by the Servicing Agent. When you purchase No Load shares of the Funds through a Servicing Agent, it is the responsibility of the Servicing Agent to place your order with the Funds on a timely basis. If the Servicing Agent does not, or if it does not pay the purchase price to the Funds within the period specified in its agreement with the Funds, it may be held liable for any resulting fees or losses.

TELEPHONE PURCHASES


  The telephone purchase option allows investors to make subsequent investments directly from a bank checking or savings account. To establish the telephone purchase option for your account, complete the appropriate section in the New Account Application. Only bank accounts held at domestic financial institutions that are Automated Clearing House ("ACH") members may be used for telephone transactions. This option will become effective approximately 15 business days after the application form is received by U.S. Bancorp Fund Services, LLC. Purchases must be in amounts of $100 or more and may not be used for initial purchases of a Fund's shares. Your shares will be purchased at the net asset value calculated on the day of your purchase order. Telephone purchases may be made by calling 1-800-711-1848.


OTHER INFORMATION ABOUT PURCHASING NO LOAD SHARES OF THE FUNDS

  The Funds may reject any purchase order for any reason. The Funds will not accept initial purchase orders made by telephone unless they are from a Servicing Agent which has an agreement with the Fund.

  The Funds will not issue certificates evidencing shares purchased unless the investor makes a written request for a certificate. The Funds will send investors a written confirmation for all purchases of No Load shares whether or not evidenced by certificates.

  The Funds offer an automatic investment plan allowing shareholders to make purchases of No Load shares on a regular and convenient basis. The Funds also offer the following retirement plans:

  o  Traditional IRA
  o  Roth IRA
  o  SEP-IRA

  Investors can obtain further information about the automatic investment plan and the IRAs by calling the Funds at 1-800-711-1848. The Funds recommend that investors consult with a competent financial and tax advisor regarding the IRAs before investing through them.

ANTI-MONEY LAUNDERING COMPLIANCE

  Each Fund and its distributors are required to comply with various anti-money laundering laws and regulations. Consequently, the Funds or the Funds' distributors may request additional information from you to verify your identity and source of funds. If the Funds or the Funds' distributors deem that the information submitted does not provide for adequate identity verification, the Funds reserve the right to reject the establishment of your account. If at any time a Fund believes an investor may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, it may choose not to establish a new account or may be required to "freeze" a shareholder's account. It also may be required to provide a governmental agency or another financial institution with information about transactions that have occurred in a shareholder's account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit the Fund in question or its distributors to inform the shareholder that it has taken the actions described above.

HOUSEHOLDING

  To reduce expenses, we may mail only one copy of a Fund's prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at 1-800-711-1848. We will begin sending you individual copies thirty days after receiving your request.

REDEEMING NO LOAD SHARES

HOW TO REDEEM (SELL) NO LOAD SHARES BY MAIL

  1.  Prepare a letter of instruction containing:

      o   the name of the Fund(s)

      o   account number(s)

      o   the amount of money or number of shares being redeemed

      o   the name(s) on the account

      o   daytime phone number

      o additional information that the Funds may require for redemptions by corporations, executors, administrators, trustees, guardians, or others who hold shares in a fiduciary or representative capacity. Please contact the Funds' transfer agent, U.S. Bancorp Fund Services, LLC, in advance, at 1-800-711-1848 if you have any questions.

  2. Sign the letter of instruction exactly as the shares are registered. Joint ownership accounts must be signed by all owners.


  3. If you hold physical certificates for your shares, they should be mailed to or deposited with U.S. Bancorp Fund Services, LLC and should be accompanied with a written request for redemption. The written request should contain a signature guarantee. Even though the back of the certificate contains a line for a signature and signature guarantee, please return the certificates unsigned.


  4. Have the signatures Medallion guaranteed by a commercial bank or trust company in the United States, a member firm of the New York Stock Exchange or other eligible guarantor institution in the following situations:

      o   The redemption request includes a change of address

      o The redemption proceeds are to be sent to a person other than the person in whose name the shares are registered

      o The redemption proceeds are to be sent to an address other than the address of record


      o   The redemption request involves physical certificates



      o   To change bank information on the account



      o The redemption request involves a federal wire transfer to a bank other than the bank of record


A NOTARIZED SIGNATURE IS NOT AN ACCEPTABLE SUBSTITUTE FOR A MEDALLION SIGNATURE GUARANTEE.

  5.  Send the letter of instruction to:

      BY FIRST CLASS MAIL
      Prudent Bear Funds, Inc.
      c/o U.S. Bancorp Fund Services, LLC
      Shareholder Services Center
      P. O. Box 701
      Milwaukee, WI  53201-0701

      BY OVERNIGHT DELIVERY SERVICE OR EXPRESS MAIL
      Prudent Bear Funds, Inc.
      c/o U.S. Bancorp Fund Services, LLC
      3rd Floor
      615 East Michigan Street
      Milwaukee, WI  53202-5207

  PLEASE DO NOT SEND LETTERS OF INSTRUCTION BY OVERNIGHT DELIVERY SERVICE OR EXPRESS MAIL TO THE POST OFFICE BOX ADDRESS.

HOW TO REDEEM (SELL) NO LOAD SHARES BY TELEPHONE

  1. Instruct U.S. Bancorp Fund Services, LLC that you want the option of redeeming No Load shares by telephone. This can be done by completing the New Account Application. If you have already opened an account, you may write to U.S. Bancorp Fund Services, LLC requesting this option. When you do so, please sign the request exactly as your account is registered and have the signatures Medallion guaranteed. Shares held in individual retirement accounts and shares represented by certificates cannot be redeemed by telephone.

  2. Assemble the same information that you would include in the letter of instruction for a written redemption request.

  3. Call U.S. Bancorp Fund Services, LLC at 1-800-711-1848. PLEASE DO NOT CALL THE FUNDS OR THE ADVISER.

HOW TO REDEEM (SELL) NO LOAD SHARES THROUGH SERVICING AGENTS

  If your No Load shares are held by a Servicing Agent, you must redeem your shares through the Servicing Agent. Contact the Servicing Agent for instructions on how to do so.

REDEMPTION PRICE

  The redemption price per share you receive for redemption requests is the next determined net asset value after:


  o U.S. Bancorp Fund Services, LLC receives your written request in good order with all required information and documents as necessary.



  o U.S. Bancorp Fund Services, LLC receives your authorized telephone request in good order with all required information and documents as necessary.


  If a Fund has entered into an agreement with a Servicing Agent pursuant to which the Servicing Agent (or its designee) has been authorized to accept redemption requests on behalf of the Fund, then all redemption requests received in good order by the Servicing Agent (or its designee) before 4:00 p.m. Eastern Time will receive that day's net asset value, and all redemption requests received in good order by the Servicing Agent (or its designee) after 4:00 p.m. Eastern Time will receive the next day's net asset value.

PAYMENT OF REDEMPTION PROCEEDS

  o For those shareholders who redeem No Load shares by mail, U.S. Bancorp Fund Services, LLC will mail a check in the amount of the redemption proceeds no later than the seventh day after it receives the redemption request in good order with all required information.

  o For those shareholders who redeem by telephone, U.S. Bancorp Fund Services, LLC will either mail a check in the amount of the redemption proceeds no later than the seventh day after it receives the redemption request in good order, or transfer the redemption proceeds to your designated bank account if you have elected to receive redemption proceeds by wire. U.S. Bancorp Fund Services, LLC generally wires redemption proceeds on the business day following the calculation of the redemption price. However, the Funds may direct U.S. Bancorp Fund Services, LLC to pay the proceeds of a telephone redemption on a date no later than the seventh day after the redemption request.

  o For those shareholders who redeem shares through Servicing Agents, the Servicing Agent will transmit the redemption proceeds in accordance with its redemption procedures.


MARKET TIMING PROCEDURES



  Frequent purchases and redemptions of shares of the Prudent Bear Fund and the Prudent Global Income Fund may harm other shareholders by interfering with the efficient management of the Funds' portfolios, increasing brokerage and administrative costs, and potentially diluting the value of Fund shares. Accordingly, the Board of Directors discourages frequent purchases and redemptions of shares of the Prudent Bear Fund and the Prudent Global Income Fund by:



  1) Reserving the right to reject any purchase order for any reason or no reason, including purchase orders from potential investors that these Funds believe might engage in frequent purchases and redemptions of Fund shares; and



  2) Imposing a 1% redemption fee on redemptions that occur within 30 days of the share purchase.



  The redemption fee does not apply to (a) shares purchased through reinvested distributions (dividends and capital gains); (b) shares held in employer-sponsored retirement plans, such as 401(k) plans; but does apply to IRA accounts; or (c) shares redeemed through the systematic withdrawal plan. The right to reject an order applies to any order, including an order placed from an omnibus account or a retirement plan. Although the Prudent Bear Fund and the Prudent Global Income Fund have taken steps to discourage frequent purchases and redemptions of Fund shares, they cannot guarantee that such trading will not occur.


OTHER REDEMPTION CONSIDERATIONS

  When redeeming No Load shares of the Funds, shareholders should consider the following:

  o  The redemption may result in a taxable gain.

  o Shareholders who redeem No Load shares held in an IRA must indicate on their redemption request whether or not to withhold federal income taxes. If not, these redemptions will be subject to federal income tax withholding.

  o As permitted by the Investment Company Act, the Funds may delay the payment of redemption proceeds for up to seven days in all cases.


  o The Funds impose a 1.00% redemption fee on the value of shares redeemed less than 30 days after purchase. The redemption fee does not apply to (a) shares purchased through reinvested distributions (dividends and capital gains); (b) shares held in employer-sponsored retirement plans, such as 401(k) plans, but does apply to IRA accounts; or (c) shares redeemed through the systematic withdrawal plan. For purposes of calculating the 30-day period, the Funds use a "first-in, first-out" method, meaning the date of any redemption will be compared to the earliest purchase date. The redemption fee is designed to discourage short-term trading and any proceeds of the fee will be credited to the assets of the respective Fund.


  o If you purchased No Load shares by check or Electronic Funds Transfer, the Funds may delay the payment of redemption proceeds until they are reasonably satisfied the check and transfer of funds have cleared (which may take up to 15 days from the date of purchase).

  o U.S. Bancorp Fund Services, LLC will send the proceeds of telephone redemptions to an address or account other than that shown on its records only if the shareholder has sent in a written request with signatures Medallion guaranteed.

  o The Funds reserve the right to refuse a telephone redemption request if they believe it is advisable to do so. The Funds and U.S. Bancorp Fund Services, LLC may modify or terminate their procedures for telephone redemptions at any time. Neither the Funds nor U.S. Bancorp Fund Services, LLC will be liable for following instructions for telephone redemption transactions that they reasonably believe to be genuine, provided they use reasonable procedures to confirm the genuineness of the telephone instructions. They may be liable for unauthorized transactions if they fail to follow such procedures. These procedures include requiring some form of personal identification prior to acting upon the telephone instructions and recording all telephone calls. During periods of substantial economic or market change, you may find telephone redemptions difficult to implement. If a shareholder cannot contact U.S. Bancorp Fund Services, LLC by telephone, he or she should make a redemption request in writing in the manner described earlier.

  o U.S. Bancorp Fund Services, LLC currently charges a fee of $15 when transferring redemption proceeds to your designated bank account by wire.

  o If your account balance falls below $1,000 because you redeem shares, you will be given 60 days to make additional investments so that your account balance is $1,000 or more. If you do not, the Funds may close your account and mail the redemption proceeds to you.

  o While the Funds generally pay redemption requests in cash, the Funds reserve the right to pay redemption requests "in kind." This means that the Funds may pay redemption requests entirely or partially with liquid securities rather than with cash. Shareholders who receive a redemption "in kind" may incur costs to dispose of such securities.

  o If an investor elects to receive distributions in cash and the U.S. Postal Service cannot deliver your check, or if a check remains uncashed for six months, a Fund reserves the right to reinvest the distribution check in the shareholders account at the Fund's then current net asset value and to reinvest all subsequent distributions.

EXCHANGING NO LOAD SHARES

  No Load Shares of the Prudent Bear Fund may be exchanged for No Load Shares of the Prudent Global Income Fund and No Load Shares of the Prudent Global Income Fund may be exchanged for No Load Shares of the Prudent Bear Fund at their relative net asset values. You may have a taxable gain or loss as a result of an exchange because the Internal Revenue Code treats an exchange as a sale of shares.

HOW TO EXCHANGE SHARES

  1.  Read this Prospectus carefully.

  2. Determine the number of shares you want to exchange keeping in mind that exchanges are subject to a $1,000 minimum.

  3. Call U.S. Bancorp Fund Services, LLC at 1-800-711-1848. You may also make an exchange by writing to the Prudent Bear Funds, Inc. c/o U.S. Bancorp Fund Services, LLC, 3rd Floor, P. O. Box 701, Milwaukee, Wisconsin 53201-0701. U.S. Bancorp Fund Services, LLC charges a fee of $5.00 for each telephone exchange. There is no charge for a written exchange.

DIVIDENDS, DISTRIBUTIONS AND TAXES

  The Prudent Bear Fund distributes substantially all of its net investment income and substantially all of its capital gains annually. The Prudent Global Income Fund distributes substantially all of its net investment income at least quarterly and substantially all of its capital gains annually. You have two distribution options:

  o AUTOMATIC REINVESTMENT OPTION - Both dividend and capital gains distributions will be reinvested in additional Fund shares.

  o ALL CASH OPTION - Both dividend and capital gains distributions will be paid in cash.

  If you elect to have distributions and or capital gains in cash, a Fund will automatically reinvest all distributions under $10 in additional shares of the Fund.


  If you elect to receive dividends and distributions in cash, and your dividend or distribution check is returned to the Prudent Bear Fund or the Prudent Global Income Fund as undeliverable or remains uncashed for six months, each Fund reserves the right to reinvest such dividends or distributions and all future dividends and distributions payable to you in additional Fund shares at net asset value. No interest will accrue on amounts represented by uncashed distribution or redemption checks.


  You may make this election on the New Account Application. You may change your election by writing to U.S. Bancorp Fund Services, LLC or by calling 1-800-711-1848.

  Each Fund's distributions, whether received in cash or additional No Load shares of the Fund, may be subject to federal and state income tax. These distributions may be taxed as ordinary income and capital gains (which may be taxed at different rates depending on the length of time the Fund holds the assets generating the capital gains).

FINANCIAL HIGHLIGHTS


  The financial highlights tables are intended to help you understand a Fund's financial performance for the past five fiscal years of operation. Certain information reflects financial results for a single Fund No Load share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, are included in the 2004 Annual Report which is available upon request.


PRUDENT BEAR FUND


                                                YEAR           YEAR           YEAR           YEAR           YEAR
                                               ENDED          ENDED          ENDED          ENDED          ENDED
                                             SEPT. 30,      SEPT. 30,      SEPT. 30,      SEPT. 30,      SEPT. 30,
                                                2004           2003           2002           2001           2000
                                                ----           ----           ----           ----           ----
Per Share Data:

   Net asset value, beginning of period                        $8.31          $6.31          $3.93          $4.51
                                                -----          -----          -----          -----          -----

Income from investment operations:
   Net investment
     income (loss)(1)<F11>(2)<F12>                             (0.05)          0.06           0.17           0.18
   Net realized and unrealized
     gains (losses) on investments                             (0.96)          2.08           2.44          (0.62)
                                                -----          -----          -----          -----          -----
   Total from investment operations                            (1.01)          2.14           2.61          (0.44)
                                                -----          -----          -----          -----          -----

Less Distributions:
   Dividends from net investment income                        (0.22)         (0.14)         (0.23)         (0.14)
   Distributions from net realized gains                       (0.24)            --             --             --
                                                -----          -----          -----          -----          -----
Total distributions                                            (0.46)         (0.14)         (0.23)         (0.14)
                                                -----          -----          -----          -----          -----
Net asset value, end of period                                 $6.84          $8.31          $6.31          $3.93
                                                -----          -----          -----          -----          -----
                                                -----          -----          -----          -----          -----

Total return                                                  (12.58)%        35.47%         68.78%         (9.55)%

Supplemental data and ratios:
   Net assets, end of period (000's)                        $541,452       $521,030       $183,797       $153,336

   Ratio of net operating expenses
     to average net assets                           (3)<F13>   1.83%(3)<F13>  1.84%(3)<F13>  1.97%          1.83%(3)<F13>

   Ratio of dividends on short positions
     to average net assets                                      0.44%          0.40%          0.33%          0.28%

   Ratio of total expenses
     to average net assets                           (3)<F13>   2.27%(3)<F13>  2.24%(3)<F13>  2.30%          2.11%(3)<F13>

   Ratio of net investment income (loss)
     to average net assets                                     (0.71)%         0.93%          3.68%          4.48%

   Portfolio turnover rate(4)<F14>                            178.38%        266.15%        386.40%        417.53%



(1)<F11> Net investment income (loss) per share before dividends on short positions for the periods ended September 30, 2004, September 30, 2003, September 30, 2002, September 30, 2001 and September 30, 2000 was $____, $(0.02), $0.08, $0.19 and $0.19, respectively.
(2)<F12> Net investment income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(3)<F13> The net operating expense ratio includes expense reductions for soft dollar credits. These expense reductions for the periods ended September 30, 2004, September 30, 2003, September 30, 2002 and September 30, 2000 were ___%, 0.03%, 0.05% and 0.10%, respectively.
(4) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


PRUDENT GLOBAL INCOME FUND


                                                                                                             FEBRUARY 2,
                                                YEAR            YEAR            YEAR            YEAR         2000(1)<F15>
                                               ENDED           ENDED            ENDED           ENDED          THROUGH
                                              SEPT. 30       SEPT. 30,        SEPT. 30,       SEPT. 30,       SEPT. 30,
                                                2004            2003            2002            2001             2000
                                                ----            ----            ----            ----             ----
Per Share Data:

   Net asset value, beginning of period                        $11.15          $ 9.31           $9.19           $10.00
                                               ------          ------          ------           -----           ------

Income from investment operations:
   Net investment income                             (2)<F16>    0.11(2)<F16>    0.14(2)<F16>    0.20(3)<F17>     0.24(3)<F17>
   Net realized and unrealized
     gains (losses) on investments                               1.65            1.94            0.03            (0.90)
                                               ------          ------          ------           -----           ------
   Total from investment operations                              1.76            2.08            0.23            (0.66)
                                               ------          ------          ------           -----           ------

Less distributions:
   Dividends from net investment income                         (0.28)          (0.23)          (0.11)           (0.15)
   Distributions from net realized gains                        (0.14)          (0.01)             --               --
                                               ------          ------          ------           -----           ------
   Total distributions                                          (0.42)          (0.24)          (0.11)           (0.15)
                                               ------          ------          ------           -----           ------
Net asset value, end of period                                 $12.49          $11.15           $9.31           $ 9.19
                                               ------          ------          ------           -----           ------
                                               ------          ------          ------           -----           ------

Total return                                                    16.03%          22.54%           2.54%           (6.60)%(4)<F18>

Supplemental data and ratios:
   Net assets, end of period (000's)                         $480,104        $126,191         $24,333           $1,422

   Ratio of net operating expenses
     to average net assets                                       1.34%           1.50%(6)(7)     1.50%(6)         1.80%(5)(6)
                                                                                    <F20><F21>       <F20>           <F19><F20>

   Ratio of net investment income
     to average net assets                                       0.69%           1.34%           2.26%            3.77%(5)<F19>

   Portfolio turnover rate                                     117.35%          81.58%         133.50%          180.29%



(1)<F15>  Commencement of operations.
(2)<F16> Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(3)<F17> Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(4)<F18>  Not annualized.
(5)<F19>  Annualized.
(6)<F20> Without expense reimbursements of $______, $30,867, $150,320 and $116,925 for the periods ended September 30, 2004, September 30, 2002, September 30, 2001, and September 30, 2000, the ratio of operating expenses to average net assets would have been ___%, 1.55%, 2.87%, and 25.91%, respectively.
(7)<F20> The net operating expense ratio includes expense reductions for soft dollar credits. The ratio excluding expense reductions for the period ended September 30, 2002 was 1.50%.


PRUDENT BEAR FUNDS, INC.
NO LOAD SHARES

  To learn more about the Prudent Bear Fund and the Prudent Global Income Fund you may want to read their Statement of Additional Information (or "SAI") which contains additional information about these Funds. The Prudent Bear Fund and the Prudent Global Income Fund have incorporated by reference the SAI into the Prospectus. This means that you should consider the contents of the SAI to be part of the Prospectus.

  You also may learn more about the Funds' investments by reading their annual and semi-annual reports to shareholders. The annual report includes a discussion of the market conditions and investment strategies that significantly affected the performance of the Funds during their last fiscal year.

  The SAI and the annual and semi-annual reports are all available to shareholders and prospective investors without charge, simply by calling 1-800-711-1848.

  Prospective investors and shareholders who have questions about the Prudent Bear Fund or the Prudent Global Income Fund may also call the above number or write to the following address:

  Prudent Bear Funds, Inc.
  8140 Walnut Hill Lane
  Suite 300
  Dallas, Texas  75231

  The general public can review and copy information about the Prudent Bear Fund and the Prudent Global Income Fund (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. (Please call 1-202-942-8090 for information on the operations of the Public Reference Room.) Reports and other information about these Funds are also available on the EDGAR Database on the Securities and Exchange Commission's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to:

  Public Reference Section
  Securities and Exchange Commission
  Washington, D.C.  20549-0102

  Distributed by Quasar Distributors, LLC.

  Please refer to the Investment Company Act File No. 811-09120 of the Prudent Bear Fund and the Prudent Global Income Fund, when seeking information about these Funds from the Securities and Exchange Commission.

PROSPECTUS                                                     JANUARY 31, 2005


                                    PRUDENT
                                      BEAR
                                      FUND

                                 CLASS C SHARES

Prudent Bear Funds, Inc.                     1-800-711-1848
8140 Walnut Hill Lane, Suite 300             (Fund & Account Information)
Dallas, Texas  75231                         http://www.prudentbear.com

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.CLASS C SHARES

PRUDENT BEAR FUND

  The Prudent Bear Fund is a mutual fund seeking capital appreciation. Please read this Prospectus and keep it for future reference. It contains important information, including information on how the Prudent Bear Fund invests and the services it offers to shareholders.

TABLE OF CONTENTS

Questions Every Investor Should Ask Before
  Investing in the Prudent Bear Fund                                      3

Fees and Expenses                                                         6

Investment Objective and Strategies                                       7

Management of the Fund                                                    9

The Fund's Share Price                                                   10

Purchasing Class C Shares                                                10

Redeeming Class C Shares                                                 14

Dividends, Distributions and Taxes                                       18

Financial Highlights                                                     18

QUESTIONS EVERY INVESTOR SHOULD ASK BEFORE INVESTING IN THE PRUDENT BEAR FUND

1. WHAT ARE THE FUND'S GOALS?

   The Prudent Bear Fund seeks capital appreciation.

2. WHAT ARE THE FUND'S PRINCIPAL INVESTMENT STRATEGIES?

   The Prudent Bear Fund seeks capital appreciation primarily through short sales of equity securities when overall market valuations are high and through long positions in value-oriented equity securities when overall market valuations are low. The Prudent Bear Fund will hold more "short" equity positions than "long" equity positions when the dividend yield for the aggregate stock market is low relative to its historic range (i.e., overall market valuations are high). Its "short" equity positions will primarily consist of short sales of common stocks and purchases of put options on common stocks. In effecting short sales and purchasing put options the Prudent Bear Fund's investment adviser, David W. Tice & Associates, LLC (the "Adviser") utilizes "bottom-up" investment analysis. This means the Adviser bases investment decisions on company-specific fundamental factors.

   The Prudent Bear Fund will hold more "long" equity positions than "short" equity positions when the dividend yield for the aggregate stock market is high relative to its historic range (i.e., overall market valuations are low). Its "long" equity positions will primarily consist of equity securities of North American companies. In selecting common stocks, the Adviser takes a "value" investment approach utilizing "bottom-up" investment analysis.

   When the dividend yield for the aggregate stock market is neither high nor low relative to its historic range, the Adviser will allocate the Prudent Bear Fund's portfolio between "short" equity and "long" equity positions in its discretion. At all times the Prudent Bear Fund will have both "short" and "long" equity positions as the Adviser believes in all market conditions there will exist some companies whose stocks are undervalued by the market and some companies whose stocks are overvalued by the market.

   While the Adviser believes the dividend yield of the aggregate stock market is a reasonable long-term measure of stock price over or under valuation, the Adviser also considers other factors in the economy in relation to the dividend yield. If the dividend yield of the aggregate stock market is within historic ranges relative to interest rates and other economic variables, the Adviser would likely apply the guidelines described above. However if, for example, interest rates rose dramatically so that a relatively high dividend yield was not in its historic relation to interest rates, the Adviser might hold more "short" equity positions than "long" equity positions until it believed conditions warranted a shift in portfolio allocation.

   The Prudent Bear Fund purchases restricted securities in private placement transactions.

   The Adviser actively manages the Prudent Bear Fund's portfolio. The Prudent Bear Fund's annual portfolio turnover rate usually will exceed 100%.

3. WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

   Investors in the Fund may lose money. There are risks associated with the types of securities in which the Fund invests. These risks include:

   o MARKET RISK: The prices of the securities in which the Prudent Bear Fund invests may change adversely compared to the Adviser's expectations for a number of reasons.

   o ASSET ALLOCATION RISK: The Prudent Bear Fund's investment results will suffer if there is a general stock market advance when the Fund has significant "short" equity positions, or if there is a general stock market decline when the Fund has significant "long" equity positions. This risk is in addition to the market risks associated with each of the Fund's investments.

   o SHORT SALES RISK: The Prudent Bear Fund's investment performance will suffer if a security that it has sold short appreciates in value. The Fund's investment performance may also suffer if it is required to close out a short position earlier than it had intended. This would occur if the securities lender required it to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from other securities lenders.

   o OPTIONS INVESTING RISK: If the Prudent Bear Fund purchases an option and the price of the underlying stock fails to move in the direction the Adviser expected, the Fund will lose most or all of the amount the Fund paid for the option, plus commission costs. If the Prudent Bear Fund writes ("sells") an option and the price of the underlying stock fails to move in the direction the Adviser expected, the Fund's losses could easily exceed the proceeds it received when it wrote the option.

   o VALUE INVESTING RISK: The Prudent Bear Fund's investment adviser may be incorrect in its assessment of a company's value and the prices of the stocks the Fund holds may not reach what the investment adviser believes are their intrinsic value. Similarly the stocks the Fund sells short may not decline to the price that the investment adviser thinks reflects their intrinsic value. From time to time, "value" investing falls out of favor with investors. During these periods, the Fund's relative performance will suffer.

   o HIGH PORTFOLIO TURNOVER RISK: High portfolio turnover necessarily results in correspondingly greater transaction costs (such as brokerage commissions or markups or markdowns) which the Prudent Bear Fund must pay and increased realized gains (or losses) to investors.
       Distributions to shareholders of short-term capital gains are taxed as ordinary income under federal income tax laws. The Prudent Bear Fund's portfolio turnover rate is not calculated with regard to securities, including options and futures contracts, having a maturity of less than one year. Consequently the transaction costs incurred by the Fund are likely to be greater than the transaction costs incurred by a mutual fund investing exclusively in common stocks that has a similar portfolio turnover rate.

   o RESTRICTED SECURITIES RISK: When the Prudent Bear Fund holds restricted securities, it may have difficulty accurately pricing them. The Fund may not be able to sell these securities at the prices at which it has valued them for purposes of calculating its net asset value without experiencing delays or additional costs, if at all.

   Because of these risks the Fund is a suitable investment only for those investors who have long-term investment goals. Prospective investors who are uncomfortable with an investment that will fluctuate in value should not invest in the Fund.

4. HOW HAS THE FUND PERFORMED?

   The bar chart and table that follow provide some indication of the risks of investing in the Prudent Bear Fund by showing changes in its performance from year to year and how its average annual returns over various periods compare to the performance of the S&P 500 and the Nasdaq Composite Index. Please remember that the Prudent Bear Fund's past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

                               PRUDENT BEAR FUND
                        (Total return per calendar year)


                         1996                   -13.69%
                         1997                    -4.33%
                         1998                   -34.08%
                         1999                   -23.40%
                         2000                    29.61%
                         2001                     6.30%
                         2002                    61.67%
                         2003                   -11.01%
                         2004



Note: During the nine year period shown on the bar chart, the Fund's highest total return for a quarter was ____% (quarter ended ____________, 200_) and the lowest total return for a quarter was ____% (quarter ended ____________, 200_). The total return for 2000, 2001, 2002, 2003 and
       2004 are for the Class C shares of the Prudent Bear Fund. The total returns shown for 1996, 1997, 1998 and 1999 are for the No Load shares of the Prudent Bear Fund which are not being offered in this Prospectus. The annual returns for the Class C shares would have been substantially similar, albeit lower, because the Class C shares invest in the same portfolio of securities. The annual returns would differ only to the extent that the Class C shares have higher annual expenses.



                                                                 SINCE THE
                                                               INCEPTION DATE
                                                               OF THE CLASS C
AVERAGE ANNUAL TOTAL RETURNS                                       SHARES
(FOR THE PERIODS ENDING                                         (FEBRUARY 8,
 DECEMBER 31, 2004)                          PAST YEAR             1999)
----------------------------                 ---------         --------------
Prudent Bear Fund
  Return before taxes
  Return after taxes on
    distributions(1)<F1>
  Return after taxes on
    distributions and sale of
    Fund shares(1)<F1>
S&P 500(2)<F2>(3)<F3>
Nasdaq Composite Index(3)<F3>(4)<F4>


(1)<F1> After-tax returns are calculated using the historical highest individual federal margin income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund's return after taxes on distributions and sale of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from capital losses that would have been incurred.
(2)<F2> The S&P 500 is a widely recognized unmanaged index of common stock prices.
(3)<F3>   Reflects no deduction for fees, expenses or taxes.
(4)<F4> The Nasdaq Composite Index covers over 4,500 stocks traded over the counter. It represents many small company stocks but is heavily influenced by about 100 of the largest Nasdaq stocks. It is a value-weighted index calculated on price change only and does not include income.

FEES AND EXPENSES

  The table below describes the fees and expenses that you may pay if you buy and hold Class C shares of the Prudent Bear Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum Sales Charge (Load)                                      No Sales
  Imposed on Purchases (as a                                     Charge
  percentage of offering price)
Maximum Deferred Sales                                           No Deferred
  Charge (Load)                                                  Sales Charge
Maximum Sales Charge (Load)                                      No Sales
  Imposed on Reinvested Dividends                                Charge
  And Distributions
Redemption Fee                                                   1.0%(1)<F5>
Exchange Fee                                                     None


(1)<F5> The redemption fee applies only to shares sold within 30 days of their purchase date. Our transfer agent charges a fee of $15.00 for each wire redemption.



ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
Management Fees                                             1.25%
Distribution and/or Service
  (12b-1) Fees                                              1.00%
Other Expenses
     Dividends on Short Positions                           0.44%*<F6>
     All remaining Other Expenses                           0.34%
                                                            -----
Total Other Expenses                                        0.78%
                                                            -----
Total Annual Fund Operating
  Expenses                                                  3.03%
                                                            -----
                                                            -----


*<F6> When the Fund borrows a security to make a short sale, the Fund has to pay the lender of the security the value of any dividends earned on the borrowed security ("dividend-substitute payments"). These dividend-substitute payments are investment expenses of the Fund.

EXAMPLE

  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


       1 YEAR        3 YEARS        5 YEARS        10 YEARS
       ------        -------        -------        --------
        $306           $936          $1,591         $3,346


INVESTMENT OBJECTIVE AND STRATEGIES

INVESTMENT OBJECTIVE

  The Prudent Bear Fund seeks capital appreciation. In order to provide a degree of flexibility, the Fund may change its investment objective without obtaining shareholder approval. Please remember that an investment objective is not a guarantee. An investment in the Prudent Bear Fund might not appreciate and investors could lose money.

  The Prudent Bear Fund may, but is not required to, take temporary defensive positions. This means the Fund will invest some or all of its assets in money market instruments (like U.S. Treasury Bills, commercial paper or repurchase agreements). The Fund will not be able to achieve its investment objective of capital appreciation to the extent it invests in money market instruments since these securities earn interest but do not appreciate in value. When the Fund is not taking a temporary defensive position, it still will invest in money market instruments and hold some cash so that it can pay expenses, satisfy redemption requests or take advantage of investment opportunities. As a consequence of some of the investment techniques utilized by the Prudent Bear Fund, particularly effecting short sales, a significant portion of its assets (up to 100%) will be held in liquid securities, including money market instruments, as "cover" for these investment techniques. These assets may not be sold while the corresponding transaction, such as a short sale, is open unless they are replaced by similar assets. As a result, the commitment of a large portion of the Prudent Bear Fund's assets to "cover" investment techniques may make it more difficult for the Fund to meet redemption requests or pay its expenses.

PRINCIPAL INVESTMENT STRATEGIES

  The Adviser believes that the best opportunities to make both "short" and "long" equity investments are when the market's perception of the values of individual companies (measured by the stock price) differs widely from the Adviser's assessment of the intrinsic values of such companies. Such opportunities arise as a result of a variety of market inefficiencies, including, among others, imperfect information, overly optimistic or pessimistic forecasts by Wall Street analysts, and swings in investor psychology. These inefficiencies can cause substantially mispriced securities. The Adviser attempts to:

  o Identify potential opportunities where significant market perception/reality gaps may exist, and

  o Invest in the anticipation of changes in the market perception that will bring the stock price closer to the Adviser's estimate of value.

  The Prudent Bear Fund is not a "market timing" fund. However, it does increase or decrease (to a degree or dramatically) the amount of its "short" equity investments compared to its "long" equity investments in response to changes in the Adviser's assessment of market conditions and its evaluation of the dividend yield for the aggregate stock market. In making investment decisions for the Prudent Bear Fund, the Adviser primarily invests in individual stocks, put options on individual stocks, or effects short sales in individual stocks rather than investing in or selling short index-based securities.

  From time to time the Prudent Bear Fund may utilize the following investment tactics. These investment tactics are not principal investment strategies of the Prudent Bear Fund.

  o INDEX-BASED INVESTMENT COMPANIES: The Prudent Bear Fund may invest in or sell short securities of investment companies that hold securities comprising a recognized securities index such as SPDRs, which hold the component stocks of the S&P 500, or WEBS which hold stocks of specified
     foreign equity market indices.   These securities may trade at discounts to
     their net asset value. As an investor in securities of index-based investment companies, the Prudent Bear Fund will indirectly bear its proportionate share of the expenses of those investment companies.

  o FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS: The Prudent Bear Fund may purchase and sell stock index futures contracts as well as other futures contracts, such as gold futures. Futures contracts and options present risks of the possible inability to close a future contract when desired, losses due to unanticipated market movements which are potentially unlimited, and the possible inability of the Adviser to correctly predict the direction of securities prices, interest rates, currency exchange rates and other factors.

  o PRIVATE PLACEMENTS: The Prudent Bear Fund may purchase restricted securities in private placements. The Prudent Bear Fund may not be able to sell these securities at the prices at which it has valued them without experiencing delays or additional costs, if at all.

MANAGEMENT OF THE FUND

DAVID W. TICE & ASSOCIATES, LLC MANAGES THE INVESTMENTS OF THE PRUDENT BEAR
FUND.

  David W. Tice & Associates, LLC is the investment adviser to the Prudent Bear Fund. The Adviser's address is:

  43-46 Norre Gade, Suite 137
  Charlotte Amalie, St. Thomas, U.S. Virgin Islands  00802

  As investment adviser, the Adviser manages the investment portfolio of the Fund. The Adviser makes the decisions as to which securities to buy and which securities to sell. The Prudent Bear Fund pays the Adviser an annual investment advisory fee equal to 1.25% of the Prudent Bear Fund's average net assets.


  David W. Tice is primarily responsible for the day-to-day management of the portfolio of the Prudent Bear Fund and has been so since its inception. Mr. Tice is assisted by an investment committee consisting of three individuals. Mr. Tice is the President and founder of the Adviser. The Adviser (including its corporate predecessor) has been conducting an investment advisory business since 1993. Prior to organizing the Adviser, Mr. Tice conducted the same investment advisory business as a sole proprietorship since 1988. Mr. Tice is a Chartered Financial Analyst and a Certified Public Accountant. He is also president and sole shareholder of BTN Research, Inc., a registered broker-dealer.


DISTRIBUTION FEES

  The Prudent Bear Fund has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act. This Plan allows the Fund to use up to 1.00% of its average daily net assets to pay sales, distribution and other fees for the sale of its shares and for services provided to investors. Because these fees are paid out of the Fund's assets, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


PORTFOLIO HOLDINGS OF THE FUND



   The Prudent Bear Fund's Statement of Additional Information, which is incorporated by reference into this Prospectus, contains a description of the Fund's policies and procedures respecting disclosure of its portfolio holdings.


THE FUND'S SHARE PRICE


  The price at which investors purchase Class C shares of the Fund and at which shareholders redeem Class C shares of the Fund is called its net asset value. The Fund normally calculates its net asset value as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on national holidays, Good Friday and weekends. The Fund calculates its net asset value based on the market prices of the securities (other than money market instruments) it holds. The Fund will process purchase orders and redemption orders that it receives in good order prior to the close of regular trading on a day that the New York Stock Exchange is open at the net asset value determined LATER THAT DAY. It will process purchase orders and redemption orders that it receives in good order AFTER the close of regular trading at the net asset value determined at the close of regular trading on the NEXT DAY the New York Stock Exchange is open. If an investor sends a purchase order or redemption request to the Fund's corporate address, instead of to its transfer agent, the Fund will forward it to the transfer agent and the effective date of the purchase order or redemption request will be delayed until the purchase order or redemption request is received by the transfer agent.



   When market quotations are not readily available or are deemed unreliable, the Prudent Bear Fund values the securities that it holds at fair value as determined in good faith by the Adviser in accordance with procedures approved by the Fund's Board of Directors. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market. Other types of securities that the Prudent Bear Fund may hold for which fair value pricing might be required include, but are not limited to: (a) illiquid securities, including "restricted" securities and private placements for which there is no public market; (b) securities of an issuer that has entered into a restructuring; (c) securities whose trading has been halted or suspended; and (d) fixed income securities that have gone into default and for which there is not a current market value quotation. Further, if events occur that materially affect the value of a security between the time trading ends on that particular security and the close of the normal trading session of the New York Stock Exchange, the Prudent Bear Fund may value the security at its fair value. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. There can be no assurance that the Prudent Bear Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value per share.



   The Prudent Bear Fund prices foreign securities in terms of U.S. dollars at the official exchange rate. Alternatively, the Prudent Bear Fund may price these securities at the average of the current bid and asked prices of such currencies against the dollar last quoted by a major bank that is a regular participant in the foreign exchange market, or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. If the Prudent Bear Fund does not have any of these alternatives available to it or the alternatives do not provide a suitable method for converting a foreign currency into U.S. dollars, the Adviser in accordance with procedures approved by the Board of Directors will establish a conversion rate for such currency. Trading in securities in foreign markets takes place on some days (including some weekend days and U.S. holidays) when the New York Stock Exchange is not open, and does not take place on some days the New York Stock Exchange is open. So, the value of the Prudent Bear Fund's portfolio may be affected on days when the Fund does not calculate its NAV and you cannot purchase or redeem Fund shares.


PURCHASING CLASS C SHARES

HOW TO PURCHASE CLASS C SHARES FROM THE FUND

  1.  Read this Prospectus carefully.

  2. Determine how much you want to invest keeping in mind the following minimums:

      a.  New accounts
          o  Individual Retirement Accounts                $1,000
          o  All other Accounts                            $2,000

      b.  Existing accounts
          o  Dividend reinvestment                     No Minimum
          o  All other investments
             (by mail)                                     $  100
             (by wire)                                     $1,000

  3. Complete the New Account Application accompanying this Prospectus, carefully following the instructions. For additional investments, complete the remittance form attached to your individual account statements. (The Fund has additional New Account Applications and remittance forms if you need them.) If you have any questions, please call 1-800-711-1848.


  4. Make your check payable to the full name of the Fund. All checks must be drawn on U.S. banks. The Fund will not accept payment in cash, including money orders. The Fund also does not accept cashier's checks in amounts of less than $10,000. Also, to prevent fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, travelers checks or starter checks for the purchase of shares. U.S. Bancorp Fund Services, LLC, the Fund's transfer agent, will charge a $25 fee against a shareholder's account for any payment check, Automatic Investment Purchase or Electronic Funds Transfer returned to the transfer agent. The shareholder will also be responsible for any losses suffered by the Fund as a result.


  5.  Send the application and check to:

          BY FIRST CLASS MAIL
          Prudent Bear Funds, Inc.
          c/o U.S. Bancorp Fund Services, LLC
          P.O. Box 701
          Milwaukee, WI 53201-0701

          BY OVERNIGHT DELIVERY SERVICE OR EXPRESS MAIL
          Prudent Bear Funds, Inc.
          c/o U.S. Bancorp Fund Services, LLC
          3rd Floor
          615 East Michigan Street
          Milwaukee, WI 53202-5207

          PLEASE DO NOT SEND LETTERS BY OVERNIGHT DELIVERY SERVICE OR EXPRESS MAIL TO THE POST OFFICE BOX ADDRESS.


  You may purchase shares by wire transfer.



  Initial Investment by Wire - If you wish to open an account by wire, please call 1-800-711-1848 before you wire funds in order to make arrangements with a telephone service representative to submit your completed application via mail, overnight delivery, or facsimile. Upon receipt of your application, your account will be established and a service representative will contact you within 24 hours to provide an account number and wiring instructions. You may then contact your bank to initiate the wire using the instructions you were given.



  Subsequent Investments by Wire - Please call 1-800-711-1848 before you wire funds in order to advise the transfer agent of your intent to wire funds. This will ensure prompt and accurate credit upon receipt of your wire.



  YOU SHOULD WIRE FUNDS TO:


     U.S. Bank, N.A.
     777 East Wisconsin Avenue
     Milwaukee, WI 53202
     ABA #075000022

     CREDIT:
     U.S. Bancorp Fund Services, LLC
     Account #112-952-137

     FURTHER CREDIT:
     (name of Fund to be purchased)
     (shareholder registration)
     (shareholder account number, if known)

  You should then send a properly signed New Account Application marked "FOLLOW-UP" to either of the addresses listed above. PLEASE REMEMBER THAT U.S. BANK, N.A. MUST RECEIVE YOUR WIRED FUNDS PRIOR TO THE CLOSE OF REGULAR TRADING ON THE NEW YORK STOCK EXCHANGE FOR YOU TO RECEIVE SAME DAY PRICING. THE FUND AND U.S. BANK, N.A. ARE NOT RESPONSIBLE FOR THE CONSEQUENCES OF DELAYS RESULTING FROM THE BANKING OR FEDERAL RESERVE WIRE SYSTEM, OR FROM INCOMPLETE WIRING INSTRUCTIONS.

PURCHASING CLASS C SHARES FROM BROKER-DEALERS, FINANCIAL INSTITUTIONS AND OTHERS

  Some broker-dealers may sell shares of the Prudent Bear Fund. These broker-dealers may charge investors a fee either at the time of purchase or redemption. The fee, if charged, is retained by the broker-dealer and not remitted to the Fund or the Adviser. Some broker-dealers may purchase and redeem shares on a three day settlement basis.

  The Fund may enter into agreements with broker-dealers, financial institutions or other service providers ("Servicing Agents") that may include the Fund as an investment alternative in the programs they offer or administer. Servicing agents may:

  o Become shareholders of record of the Fund. This means all requests to purchase additional shares and all redemption requests must be sent through the Servicing Agents. This also means that purchases made through Servicing Agents are not subject to the Fund's minimum purchase requirements.

  o Use procedures and impose restrictions that may be in addition to, or different from, those applicable to investors purchasing shares directly from the Fund.

  o Charge fees to their customers for the services they provide them. Also, the Fund and/or the Adviser may pay fees to Servicing Agents to compensate them for the services they provide their customers.

  o Be allowed to purchase shares by telephone with payment to follow the next day. If the telephone purchase is made prior to the close of regular trading on the New York Stock Exchange, it will receive same day pricing.

  o Be authorized to accept purchase orders on behalf of the Fund (and designate other Servicing Agents to accept purchase orders on the Fund's behalf). If the Fund has entered into an agreement with a Servicing Agent pursuant to which the Servicing Agent (or its designee) has been authorized to accept purchase orders on the Fund's behalf, then all purchase orders received in good order by the Servicing Agent (or its designee) before 4:00 p.m. Eastern Time will receive that day's net asset value, and all purchase orders received in good order by the Servicing Agent (or its designee) after 4:00 p.m. Eastern Time will receive the next day's net asset value.

  If you decide to purchase Class C shares through Servicing Agents, please carefully review the program materials provided to you by the Servicing Agent. When you purchase Class C shares of the Fund through a Servicing Agent, it is the responsibility of the Servicing Agent to place your order with the Fund on a timely basis. If the Servicing Agent does not, or if it does not pay the purchase price to the Fund within the period specified in its agreement with the Fund, it may be held liable for any resulting fees or losses.

TELEPHONE PURCHASES

  The telephone purchase option allows investors to make subsequent investments directly from a bank checking or savings account. To establish the telephone purchase option for your account, complete the appropriate section in the New Account Application. Only bank accounts held at domestic financial institutions that are Automated Clearing House ("ACH") members may be used for telephone transactions. This option will become effective approximately 15 business days after the application form is received by the U.S. Bancorp Fund Services, LLC. Purchases must be in amounts of $100 or more and may not be used for initial purchases of a Fund's shares. To have Fund shares purchased at the net asset value determined at the close of regular trading on a given date, U.S. Bancorp Fund Services, LLC must receive both your purchase order and payment by Electronic Funds Transfer through the ACH system prior to the close of regular trading on such date. Most transfers are completed within one business day. Telephone purchases may be made by calling 1-800-711-1848.

OTHER INFORMATION ABOUT PURCHASING CLASS C SHARES OF THE FUND

  The Fund may reject any purchase order for any reason. The Fund will not accept initial purchase orders made by telephone unless they are from a Servicing Agent which has an agreement with the Fund.

  The Fund will not issue certificates evidencing shares purchased unless the investor makes a written request for a certificate. The Fund will send investors a written confirmation for all purchases of Class C shares whether or not evidenced by certificates.

  The Fund offers an automatic investment plan allowing shareholders to make purchases of Class C shares on a regular and convenient basis. The Fund also offers the following retirement plans:

  o  Traditional IRA
  o  Roth IRA
  o  SEP-IRA
  o  Coverdell Education Savings Account

  Investors can obtain further information about the automatic investment plan and the IRAs by calling the Fund at 1-800-711-1848. The Fund recommends that investors consult with a competent financial and tax advisor regarding the IRAs before investing through them.

ANTI-MONEY LAUNDERING COMPLIANCE

  The Fund and the Fund's distributors are required to comply with various anti-money laundering laws and regulations. Consequently, the Fund or the Fund's distributors may request additional information from you to verify your identity and source of funds. If the Fund or the Fund's distributors deem that the information submitted does not provide for adequate identity verification, the Fund reserves the right to reject the establishment of your account. If at any time the Fund believes an investor may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, it may choose not to establish a new account or may be required to "freeze" a shareholder's account. It also may be required to provide a governmental agency or another financial institution with information about transactions that have occurred in a shareholder's account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit the Fund or the Fund's distributors to inform the shareholder that it has taken the actions described above.

HOUSEHOLDING

  To reduce expenses, we may mail only one copy of the Fund's prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at 1-800-711-1848. We will begin sending you individual copies thirty days after receiving your request.

REDEEMING CLASS C SHARES

HOW TO REDEEM (SELL) CLASS C SHARES BY MAIL

  1.  Prepare a letter of instruction containing:

      o   the name of the Fund

      o   account number(s)

      o   the amount of money or number of shares being redeemed

      o   the name(s) on the account

      o   daytime phone number

      o additional information that the Fund may require for redemptions by corporations, executors, administrators, trustees, guardians, or others who hold shares in a fiduciary or representative capacity. Please contact the Fund's transfer agent, U.S. Bancorp Fund Services, LLC, in advance, at 1-800-711-1848 if you have any questions.

  2. Sign the letter of instruction exactly as the shares are registered. Joint ownership accounts must be signed by all owners.


  3. If you hold physical certificates for your shares, they should be mailed to or deposited with U.S. Bancorp Fund Services, LLC and should be accompanied with a written request for redemption. The written request should contain a signature guarantee. Even though the back of the certificate contains a line for a signature and signature guarantee, please return the certificates unsigned.


  4. Have the signatures Medallion guaranteed by a commercial bank or trust company in the United States, a member firm of the New York Stock Exchange or other eligible guarantor institution in the following situations:

      o   The redemption request includes a change of address

      o The redemption proceeds are to be sent to a person other than the person in whose name the shares are registered

      o The redemption proceeds are to be sent to an address other than the address of record


      o   The redemption request involves physical certificates



      o   To change bank information on the account



      o The redemption request involves a federal wire transfer to a bank other than the bank of record


  A NOTARIZED SIGNATURE IS NOT AN ACCEPTABLE SUBSTITUTE FOR A MEDALLION SIGNATURE GUARANTEE.

  5.  Send the letter of instruction to:

      BY FIRST CLASS MAIL
      Prudent Bear Funds, Inc.
      c/o U.S. Bancorp Fund Services, LLC
      Shareholder Services Center
      P. O. Box 701
      Milwaukee, WI  53201-0701

      BY OVERNIGHT DELIVERY SERVICE OR EXPRESS MAIL
      Prudent Bear Funds, Inc.
      c/o U.S. Bancorp Fund Services, LLC
      3rd Floor
      615 East Michigan Street
      Milwaukee, WI  53202-5207

  PLEASE DO NOT SEND LETTERS OF INSTRUCTION BY OVERNIGHT DELIVERY SERVICE OR EXPRESS MAIL TO THE POST OFFICE BOX ADDRESS.

HOW TO REDEEM (SELL) CLASS C SHARES BY TELEPHONE

  1. Instruct U.S. Bancorp Fund Services, LLC that you want the option of redeeming Class C shares by telephone. This can be done by completing the New Account Application. If you have already opened an account, you may write to U.S. Bancorp Fund Services, LLC requesting this option. When you do so, please sign the request exactly as your account is registered and have the signatures Medallion guaranteed. Shares held in individual retirement accounts and shares represented by certificates cannot be redeemed by telephone.

  2. Assemble the same information that you would include in the letter of instruction for a written redemption request.

  3. Call U.S. Bancorp Fund Services, LLC at 1-800-711-1848. Please do not call the Fund or the Adviser.

HOW TO REDEEM (SELL) CLASS C SHARES THROUGH SERVICING AGENTS

  If your Class C shares are held by a Servicing Agent, you must redeem your shares through the Servicing Agent. Contact the Servicing Agent for instructions on how to do so.

REDEMPTION PRICE

  The redemption price per share you receive for redemption requests is the next determined net asset value after:


  o U.S. Bancorp Fund Services, LLC receives your written request in good order with all required information and documents as necessary.



  o U.S. Bancorp Fund Services, LLC receives your authorized telephone request in good order with all required information and documents as necessary.


  If the Fund has entered into an agreement with a Servicing Agent pursuant to which the Servicing Agent (or its designee) has been authorized to accept redemption requests on behalf of the Fund, then all redemption requests received in good order by the Servicing Agent (or its designee) before 4:00 p.m. Eastern Time will receive that day's net asset value, and all redemption requests received in good order by the Servicing Agent (or its designee) after 4:00 p.m. Eastern Time will receive the next day's net asset value.

REDEMPTION FEE


   The Fund imposes a 1% redemption fee on the value of shares redeemed less
than 30 days after purchase.   For purposes of calculating the 30-day period,
the Fund uses a "first-in, first-out" method, meaning the date of any redemption will be compared to the earliest purchase date. The redemption fee does not apply to (a) shares purchased through reinvested distributions (dividends and capital gains); (b) shares held in employer-sponsored retirement plans, such as 401(k) plans, but does apply to IRA accounts; or (c) shares redeemed through the systematic withdrawal plan. The redemption fee is designed to discourage short-term trading and any proceeds of the fee will be credited to the assets of the Fund.


PAYMENT OF REDEMPTION PROCEEDS

  o For those shareholders who redeem Class C shares by mail, U.S. Bancorp Fund Services, LLC will mail a check in the amount of the redemption proceeds no later than the seventh day after it receives the redemption request in good order with all required information.

  o For those shareholders who redeem by telephone, U.S. Bancorp Fund Services, LLC will either mail a check in the amount of the redemption proceeds no later than the seventh day after it receives the redemption request in good order, or transfer the redemption proceeds to your designated bank account if you have elected to receive redemption proceeds by wire. U.S. Bancorp Fund Services, LLC generally wires redemption proceeds on the business day following the calculation of the redemption price. However, the Fund may direct U.S. Bancorp Fund Services, LLC to pay the proceeds of a telephone redemption on a date no later than the seventh day after the redemption request.

  o For those shareholders who redeem shares through Servicing Agents, the Servicing Agent will transmit the redemption proceeds in accordance with its redemption procedures.


MARKET TIMING PROCEDURES



   Frequent purchases and redemptions of shares of the Prudent Bear Fund may harm other shareholders by interfering with the efficient management of the Fund's portfolios, increasing brokerage and administrative costs, and potentially diluting the value of Fund shares. Accordingly, the Board of Directors discourages frequent purchases and redemptions of shares of the Prudent Bear Fund by:



   1) Reserving the right to reject any purchase order for any reason or no reason, including purchase orders from potential investors that the Fund believes might engage in frequent purchases and redemptions of Fund shares; and



   2) Imposing a 1% redemption fee on redemptions that occur within 30 days of the share purchase.



   The redemption fee does not apply to (a) shares purchased through reinvested distributions (dividends and capital gains); (b) shares held in employer-sponsored retirement plans, such as 401(k) plans; but does apply to IRA accounts; or (c) shares redeemed through the systematic withdrawal plan. The right to reject an order applies to any order, including an order placed from an omnibus account or a retirement plan. Although the Prudent Bear Fund has taken steps to discourage frequent purchases and redemptions of Fund shares, it cannot guarantee that such trading will not occur.


OTHER REDEMPTION CONSIDERATIONS

  When redeeming Class C shares of the Fund, shareholders should consider the following:

  o  The redemption may result in a taxable gain.

  o Shareholders who redeem Class C shares held in an IRA must indicate on their redemption request whether or not to withhold federal income taxes. If not, these redemptions will be subject to federal income tax withholding.

  o As permitted by the Investment Company Act, the Fund may delay the payment of redemption proceeds for up to seven days in all cases.

  o If you purchased Class C shares by check or Electronic Funds Transfer, the Fund may delay the payment of redemption proceeds until they are reasonably satisfied the check and transfer of funds have cleared (which may take up to 15 days from the date of purchase).

  o U.S. Bancorp Fund Services, LLC will send the proceeds of telephone redemptions to an address or account other than that shown on its records only if the shareholder has sent in a written request with signatures Medallion guaranteed.

  o The Fund reserves the right to refuse a telephone redemption request if it believes it is advisable to do so. The Fund and U.S. Bancorp Fund Services, LLC may modify or terminate their procedures for telephone redemptions at any time. Neither the Fund nor U.S. Bancorp Fund Services, LLC will be liable for following instructions for telephone redemption transactions that they reasonably believe to be genuine, provided they use reasonable procedures to confirm the genuineness of the telephone instructions. They may be liable for unauthorized transactions if they fail to follow such procedures. These procedures include requiring some form of personal identification prior to acting upon the telephone instructions and recording all telephone calls. During periods of substantial economic or market change, you may find telephone redemptions difficult to implement. If a shareholder cannot contact U.S. Bancorp Fund Services, LLC by telephone, he or she should make a redemption request in writing in the manner described earlier.

  o U.S. Bancorp Fund Services, LLC currently charges a fee of $15 when transferring redemption proceeds to your designated bank account by wire.

  o If your account balance falls below $1,000 because you redeem shares, you will be given 60 days to make additional investments so that your account balance is $1,000 or more. If you do not, the Fund may close your account and mail the redemption proceeds to you.

  o While the Fund generally pays redemption requests in cash, the Fund reserves the right to pay redemption requests "in kind." This means that the Fund may pay redemption requests entirely or partially with liquid securities rather than with cash. Shareholders who receive a redemption "in kind" may incur costs to dispose of such securities.

  o If an investor elects to receive distributions in cash and the U.S. Postal Service cannot deliver your check, or if a check remains uncashed for six months, the Fund reserves the right to reinvest the distribution check in the shareholders account at the Fund's then current net asset value and to reinvest all subsequent distributions.

DIVIDENDS, DISTRIBUTIONS AND TAXES

  The Prudent Bear Fund distributes substantially all of its net investment income and substantially all of its capital gains annually. You have two distribution options:

  o AUTOMATIC REINVESTMENT OPTION - Both dividend and capital gains distributions will be reinvested in additional Fund shares.

  o ALL CASH OPTION - Both dividend and capital gains distributions will be paid in cash.

  If you elect to have distributions and or capital gains in cash, the Fund will automatically reinvest all distributions under $10 in additional shares of the Fund.


   If you elect to receive dividends and distributions in cash, and your dividend or distribution check is returned to the Prudent Bear Fund as undeliverable or remains uncashed for six months, the Fund reserves the right to reinvest such dividends or distributions and all future dividends and distributions payable to you in additional Fund shares at net asset value. No interest will accrue on amounts represented by uncashed distribution or redemption checks.


  You may make this election on the New Account Application. You may change your election by writing to U.S. Bancorp Fund Services, LLC or by calling 1-800-711-1848.

  The Fund's distributions, whether received in cash or additional Class C shares of the Fund, may be subject to federal and state income tax. These distributions may be taxed as ordinary income and capital gains (which may be taxed at different rates depending on the length of time the Fund holds the assets generating the capital gains).

FINANCIAL HIGHLIGHTS


  The financial highlights table is intended to help you understand the Prudent Bear Fund's financial performance for the past five fiscal years of operation. Certain information reflects financial results for a single Fund No Load share and certain information reflects financial results for a single Fund Class C share. (No Class C shares were issued until February 8, 1999.) The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are included in the 2004 Annual Report which is available upon request.


PRUDENT BEAR FUND


                                                     YEAR            YEAR            YEAR            YEAR             YEAR
                                                    ENDED           ENDED            ENDED           ENDED           ENDED
                                                  SEPT. 30,       SEPT. 30,        SEPT. 30,       SEPT. 30,       SEPT. 30,
                                                     2004            2003            2002            2001             2000
                                                  ---------       ---------        ---------       ---------       ---------
Per Share Data:

   Net asset value, beginning of period                              $8.14           $6.23           $3.88            $4.49
                                                     -----           -----           -----           -----            -----
Income from investment operations:
   Net investment income (loss)(1)<F8>(2)<F9>                        (0.10)           0.01            0.14             0.15
   Net realized and unrealized
     gains (losses) on investments                                   (0.94)           2.03            2.40            (0.62)
                                                     -----           -----           -----           -----            -----
Total from investment operations                                     (1.04)           2.04            2.54            (0.47)
                                                     -----           -----           -----           -----            -----

Less Distributions:
   Dividends from net investment income                              (0.18)          (0.13)          (0.19)           (0.14)
   Distribution from net realized gains                              (0.24)             --              --               --
                                                     -----           -----           -----           -----            -----
   Total distributions                                               (0.42)          (0.13)          (0.19)           (0.14)
                                                     -----           -----           -----           -----            -----
Net asset value, end of period                                       $6.68           $8.14           $6.23            $3.88
                                                     -----           -----           -----           -----            -----
                                                     -----           -----           -----           -----            -----

Total return                                                        (13.21)%         34.18%          67.41%          (10.33)%

Supplemental data and ratios:
   Net assets, end of period (000's)                               $13,059          $7,842          $1,409             $868

   Ratio of net operating expenses
     to average net assets                                (3)         2.58%(3)        2.59%(3)        2.72%            2.58%(3)
                                                         <F11>            <F11>           <F11>                            <F11>
   Ratio of dividends on short positions
     to average net assets                                            0.44%           0.40%           0.33%            0.28%
   Ratio of total expenses
     to average net assets                                (3)         3.02%(3)        2.99%(3)        3.05%            2.86%(3)
                                                         <F11>            <F11>           <F11>                            <F11>
   Ratio of net investment income (loss)
     to average net assets                                           (1.46)%          0.18%           2.93%            3.73%

   Portfolio turnover rate(4)<F13>                                  178.38%         266.15%         386.40%          417.53%



(1)<F8> Net investment income (loss) per share before dividends on short positions for the periods ended September 30, 2004, September 30, 2003, September 30, 2002, September 30, 2001 and September 30, 2000 was $___, $(0.07), $0.04, $0.16 and $0.15, respectively.
(2)<F9> Net investment income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(3)<F11> The net operating expense ratio includes expense reductions for soft dollar credits. These expense reductions for the periods ended September 30, 2004, September 30, 2003, September 30, 2002 and September 30, 2000 were ___%, 0.03%, 0.05% and 0.10%, respectively.
(4)<F13> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


PRUDENT BEAR FUND
CLASS C SHARES

  To learn more about the Prudent Bear Fund, you may want to read its Statement of Additional Information (or "SAI") which contains additional information about the Fund. The Prudent Bear Fund has incorporated by reference the SAI into the Prospectus. This means that you should consider the contents of the SAI to be part of the Prospectus.

  You also may learn more about the Fund's investments by reading its annual and semi-annual reports to shareholders. The annual report includes a discussion of the market conditions and investment strategies that significantly affected the performance of the Fund during its last fiscal year.

  The SAI and the annual and semi-annual reports are all available to shareholders and prospective investors without charge, simply by calling 1-800-711-1848.

  Prospective investors and shareholders who have questions about the Prudent Bear Fund may also call the above number or write to the following address:

  Prudent Bear Funds, Inc.
  8140 Walnut Hill Lane
  Suite 300
  Dallas, Texas  75231

  The general public can review and copy information about the Prudent Bear Fund (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. (Please call 1-202-942-8090 for information on the operations of the Public Reference Room.) Reports and other information about the Fund are also available on the EDGAR Database on the Securities and Exchange Commission's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to:

  Public Reference Section
  Securities and Exchange Commission
  Washington, D.C.  20549-0102

  Distributed by Quasar Distributors, LLC.

  Please refer to the Investment Company Act File No. 811-09120 of the Prudent Bear Fund when seeking information about the Fund from the Securities and Exchange Commission.

STATEMENT OF ADDITIONAL INFORMATION                             January 31, 2005


     PRUDENT BEAR FUND
     PRUDENT GLOBAL INCOME FUND


                            PRUDENT BEAR FUNDS, INC.
                              8140 Walnut Hill Lane
                                    Suite 300
                               Dallas, Texas 75231



     This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus of Prudent Bear Funds, Inc. for the No Load Shares of the Prudent Bear Fund and the Prudent Global Income Fund and the Prospectus for the Class C Shares of the Prudent Bear Fund, both of which are dated January 31, 2005. Requests for copies of the Prospectuses should be made by writing to Prudent Bear Funds, Inc., 8140 Walnut Hill Lane, Suite 300, Dallas, Texas 75231, Attention: Corporate Secretary, or by calling (214) 696-5474.

     The following financial statements are incorporated by reference from the Annual Report, dated September 30, 2004 of Prudent Bear Funds, Inc. (File No. 811-09120) as filed with the Securities and Exchange Commission on Form N-CSR on _______ ___, 2004:


                            (Prudent Bear Fund only)


     o    Report of Independent Registered Public Accounting Firm
     o    Statement of Assets and Liabilities
     o    Statement of Operations
     o    Statement of Changes in Net Assets
     o    Financial Highlights
     o    Schedule of Investments
     o    Schedule of Securities Sold Short
     o    Notes to the Financial Statements


                        (Prudent Global Income Fund only)


     o    Report of Independent Registered Public Accounting Firm
     o    Statement of Assets and Liabilities
     o    Statement of Operations
     o    Statement of Changes in Net Assets
     o    Financial Highlights
     o    Schedule of Investments
     o    Notes to Financial Statements


Shareholders may obtain a copy of the Annual Report, without charge, by calling 1-800-711-1848.

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                            Prudent Bear Funds, Inc.

                                TABLE OF CONTENTS

                                                                        Page No.


FUND HISTORY AND CLASSIFICATION................................................1

INVESTMENT RESTRICTIONS........................................................1

INVESTMENT CONSIDERATIONS......................................................3


DISCLOSURE OF PORTFOLIO HOLDINGS..............................................14

DIRECTORS AND OFFICERS OF THE CORPORATION.....................................15

OWNERSHIP OF MANAGEMENT AND PRINCIPAL SHAREHOLDERS............................20

INVESTMENT ADVISER, ADMINISTRATOR, CUSTODIAN, TRANSFER AGENT,
ACCOUNTING SERVICES AGENT AND PRINCIPAL UNDERWRITER...........................21

DETERMINATION OF NET ASSET VALUE..............................................25

DISTRIBUTION OF SHARES........................................................27

AUTOMATIC INVESTMENT PLAN AND TELEPHONE PURCHASES.............................28

REDEMPTION OF SHARES..........................................................28

SYSTEMATIC WITHDRAWAL PLAN....................................................29

ALLOCATION OF PORTFOLIO BROKERAGE.............................................29

TAXES.........................................................................31

SHAREHOLDER MEETINGS..........................................................34

CAPITAL STRUCTURE.............................................................36

DESCRIPTION OF SECURITIES RATINGS.............................................36

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.................................38


     No person has been authorized to give any information or to make any representations other than those contained in this Statement of Additional Information and Prospectus dated January 31, 2005 and, if given or made, such information or representations may not be relied upon as having been authorized by Prudent Bear Funds, Inc.


     This Statement of Additional Information does not constitute an offer to sell securities.

                                      (i)

                         FUND HISTORY AND CLASSIFICATION

     Prudent Bear Funds, Inc., a Maryland corporation incorporated on October 25, 1995 (the "Corporation"), is an open-end management investment company consisting of two diversified portfolios, the Prudent Bear Fund and the Prudent Bear Large Cap Fund, and a non-diversified portfolio, the Prudent Global Income Fund (each individually a "Fund" and collectively the "Funds"). This Statement of Additional Information provides information about the Prudent Bear Fund and the Prudent Global Income Fund. The Corporation is registered under the Investment Company Act of 1940 (the "Act").

                             INVESTMENT RESTRICTIONS

     The Funds have adopted the following investment restrictions which are matters of fundamental policy. Each Fund's investment restrictions cannot be changed without approval of the holders of the lesser of: (i) 67% of that Fund's shares present or represented at a shareholder's meeting at which the holders of more than 50% of such shares are present or represented; or (ii) more than 50% of the outstanding shares of that Fund.

          1. Neither Fund will purchase securities of any issuer if the purchase would cause more than 5% of the value of the Fund's total assets to be invested in securities of such issuer (except securities of the U.S. government or any agency or instrumentality thereof), or purchase more than 10% of the outstanding voting securities of any one issuer, except that up to 25% of the Prudent Bear Fund's total assets and 50% of the Prudent Global Income Fund's total assets may be invested without regard to these limitations.

          2. Each Fund may sell securities short to the extent permitted by the Act.

          3. Neither Fund will purchase securities on margin (except for such short term credits as are necessary for the clearance of transactions); provided, however, that each Fund may (i) borrow money to the extent set forth in investment restriction no. 4; (ii) purchase or sell futures contracts and options on futures contracts; (iii) make initial and variation margin payments in connection with purchases or sales of futures contracts or options on futures contracts; and (iv) write or invest in put or call options.

          4. Each Fund may borrow money or issue senior securities to the extent permitted by the Act.

          5. Each Fund may pledge or hypothecate its assets to secure its borrowings.

          6. Neither Fund will act as an underwriter or distributor of securities other than of its shares (except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended (the "Securities Act"), in the disposition of restricted securities).

          7. Neither Fund will make loans, including loans of securities, except each Fund may acquire debt securities from the issuer or others which are publicly distributed or are of a type normally acquired by institutional investors and each Fund may enter into repurchase agreements.

          8. Neither Fund will invest 25% or more of its total assets at the time of purchase in securities of issuers whose principal business activities are in the same industry.

          9. Neither Fund will make investments for the purpose of exercising control or management of any company.

          10. Neither Fund will purchase or sell real estate or real estate mortgage loans or make any investments in real estate limited partnerships.

          11. Neither Fund will purchase or sell commodities or commodity contracts except (a) the Prudent Global Income Fund may purchase or sell gold and other precious metals and; (b) each of the Funds may enter into futures contracts and options on futures contracts.

          12. The Prudent Bear Fund will not purchase or sell any interest in any oil, gas or other mineral exploration or development program, including any oil, gas or mineral leases. This investment restriction shall not prohibit the Prudent Bear Fund from purchasing securities of "C" corporations or of companies that invest in "C" corporations.

     The Funds have adopted certain other investment restrictions which are not fundamental policies and which may be changed by the Corporation's Board of Directors without shareholder approval. These additional restrictions are as follows:

          1. Neither Fund will acquire or retain any security issued by a company, an officer or director of which is an officer or director of the Corporation or an officer, director or other affiliated person of any Fund's investment adviser.

          2. Neither Fund will invest more than 5% of such Fund's total assets in securities of any issuer which has a record of less than three (3) years of continuous operation, including the operation of any predecessor business of a company which came into existence as a result of a merger, consolidation, reorganization or purchase of substantially all of the assets of such predecessor business.

          3. Neither Fund will purchase illiquid securities if, as a result of such purchase, more than 15% of the value of its net assets would be invested in such securities.

          4. Each Fund's investments in warrants will be limited to 5% of such Fund's net assets.

          5. Neither Fund will purchase the securities of other investment companies except as permitted by the Act.

     The aforementioned percentage restrictions on investment or utilization of assets refer to the percentage at the time an investment is made. If these restrictions are adhered to at the time an investment is made, and such percentage subsequently changes as a result of changing market values or some similar event, no violation of a Fund's fundamental restrictions will be deemed to have occurred. Any changes in a Fund's investment restrictions made by the Board of Directors will be communicated to shareholders prior to their implementation.

                            INVESTMENT CONSIDERATIONS

     The Funds' prospectus describes their principal investment strategies and risks. This section expands upon that discussion and also describes non-principal investment strategies and risks.

Illiquid Securities

     Each Fund may invest up to 15% of its net assets in securities for which there is no readily available market ("illiquid securities"). The 15% limitation includes certain securities whose disposition would be subject to legal restrictions ("restricted securities"). However certain restricted securities that may be resold pursuant to Regulation S or Rule 144A under the Securities Act may be considered liquid. Regulation S permits the sale abroad of securities that are not registered for sale in the United States. Rule 144A permits certain qualified institutional buyers to trade in privately placed securities not registered under the Securities Act. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both ascertainable market values for Rule 144A securities and the ability to liquidate these securities to satisfy redemption requests. However an insufficient number of qualified institutional buyers interested in purchasing Rule 144A securities held by a Fund could adversely affect their marketability, causing the Fund to sell securities at unfavorable prices. The Board of Directors of the Corporation has delegated to David W. Tice & Associates, LLC (the "Adviser") the day-to-day determination of the liquidity of a security although it has retained oversight and ultimate responsibility for such determinations. Although no definite quality criteria are used, the Board of Directors has directed the Adviser to consider such factors as (i) the nature of the market for a security (including the institutional private resale markets); (ii) the terms of these securities or other instruments allowing for the disposition to a third party or the issuer thereof (e.g. certain repurchase obligations and demand instruments); (iii) the availability of market quotations; and (iv) other permissible factors.

     Restricted securities may be sold in privately negotiated or other exempt transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act. When registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable time may elapse between the decision to sell and the sale date. If, during such period, adverse market conditions were to develop, the Fund might obtain a less favorable price than the price which prevailed when it decided to sell. Restricted securities will be priced at fair value as determined in good faith by the Board of Directors.

Registered Investment Companies

     Each Fund may invest up to 25% of its net assets in shares of registered investment companies. However, under normal market conditions, a Fund will not invest more than 5% of its net assets in such shares. Each Fund will not purchase or otherwise acquire shares of any registered investment company (except as part of a plan of merger, consolidation or reorganization approved by the shareholders of the Fund) if (a) a Fund and its affiliated persons would own more than 3% of any class of securities of such registered investment company or
(b) more than 5% of its net assets would be invested in the shares of any one registered investment company. If a Fund purchases more than 1% of any class of security of a registered open-end investment company and has invested more than 25% of its net assets in shares of registered investment companies, such investment will be considered an illiquid investment.

Borrowing

     Each Fund may borrow money for investment purposes. Borrowing for investment purposes is known as leveraging. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique which increases investment risk, but also increases investment opportunity. Since substantially all of a Fund's assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the net asset value per share of a Fund, when it leverages its investments, will increase more when the Fund's portfolio assets increase in value and decrease more when the portfolio assets decrease in value than would otherwise be the case. Interest costs on borrowings may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time investment considerations would not favor such sales. As required by the Act, each Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of a Fund's assets should fail to meet this 300% coverage test, the Fund within three business days will reduce the amount of the Fund's borrowings to the extent necessary to meet this 300% coverage. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

     In addition to borrowing for investment purposes, each Fund is authorized to borrow money from banks as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of the Fund's total assets. For example a Fund may borrow money to facilitate management of the Fund's portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio investments would be inconvenient or disadvantageous. Such borrowings will be promptly repaid and are not subject to the foregoing 300% asset coverage requirement.

Portfolio Turnover

     Each Fund will generally purchase and sell securities and effect transactions in futures contracts without regard to the length of time the security has been held or the futures contract open and, accordingly, it can be expected that the rate of portfolio turnover may be substantial. Each Fund may sell a given security or close a futures contract, no matter for how long or short a period it has been held in the portfolio, and no matter whether the sale is at a gain or loss, if the Adviser believes that it is not fulfilling its purpose. Since investment decisions are based on the anticipated contribution of the security in question to the Fund's investment objective, the rate of portfolio turnover is irrelevant when the Adviser believes a change is in order to achieve those objectives, and the Fund's annual portfolio turnover rate may vary from year to year. Pursuant to Securities and Exchange Commission requirements, the portfolio turnover rate of each Fund is calculated without regard to securities, including options and futures contracts, having a maturity of less than one year. Each Fund may hold a significant portion of its assets in assets which are excluded for purposes of calculating portfolio turnover.

     High portfolio turnover in any year will result in the payment by the Fund of above-average transaction costs and could result in the payment by shareholders of above-average amounts of taxes on realized investment gains.

Short Sales

     Each Fund may seek to realize additional gains through short sale transactions in securities listed on one or more national securities exchanges, or in unlisted securities. Short selling involves the sale of borrowed securities. At the time a short sale is effected, a Fund incurs an obligation to replace the security borrowed at whatever its price may be at the time the Fund purchases it for delivery to the lender. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividend or interest which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed.

     Until a Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain cash or liquid securities at such a level that the amount so maintained plus the amount deposited with the broker as collateral will equal the current value of the security sold short; or (b) otherwise cover the Fund's short position.

Futures Contracts and Options Thereon

     The Prudent Bear Fund may purchase and write (sell) stock index futures contracts as a substitute for a comparable market position in the underlying securities. The Prudent Global Income Fund may purchase and write (sell) Debt Futures. Debt Futures are futures contracts on debt securities. The Prudent Bear Fund and the Prudent Global Income Fund may purchase and write (sell) futures contracts on gold ("Gold Futures"). A futures contract obligates the seller to deliver (and the purchaser to take delivery of) the specified commodity on the expiration date of the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index or of the debt security with respect to a Debt Future or of gold with respect to a Gold Future is made. It is the practice of holders of futures contracts to close out their positions on or before the expiration date by use of offsetting contract positions and physical delivery is thereby avoided.

     The Prudent Bear Fund may purchase put and call options and write put and call options on stock index futures contracts and the Prudent Global Income Fund may purchase put and call options and write put and call options on Debt Futures. The Prudent Bear Fund and the Prudent Global Income Fund may purchase put and call options and write put and call options on Gold Futures. When a Fund purchases a put or call option on a futures contract, the Fund pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing a call option on a futures contract, a Fund receives a premium in return for granting to the purchaser of the option the right to buy from the Fund the underlying futures contract for a specified price upon exercise at any time during the option period. By writing a put option on a futures contract, a Fund receives a premium in return for granting to the purchaser of the option, the right to sell to the Fund the underlying futures contract for a specified price upon exercise at any time during the option period.

     Some futures and options strategies tend to hedge a Fund's equity, debt or gold positions against price fluctuations, while other strategies tend to increase market exposure. Whether a Fund realizes a gain or loss from futures activities depends generally upon movements in the underlying stock index, Debt Future or gold. The extent of a Fund's loss from an unhedged short position in futures contracts or call options on futures contracts is potentially unlimited. The Funds may engage in related closing transactions with respect to options on futures contracts. The Funds will purchase or write options only on futures contracts that are traded on a United States exchange or board of trade.

     Each Fund and the Prudent Bear Large Cap Fund have claimed an exclusion from the definition of the term "commodity pool operator" under Section 4.5 of the regulations under the Commodity Exchange Act promulgated by the Commodity Futures Trading Commission. Thus, the Corporation is not subject to registration or regulation as a pool operator under the Commodity Exchange Act.

     When a Fund purchases or sells a futures contract, the Fund "covers" its position. To cover its position, the Fund maintains (and marks-to-market on a daily basis) cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to its obligations on the futures contract or otherwise cover its position. If a Fund continues to engage in the described securities trading practices and properly maintains assets, such assets will function as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund's outstanding portfolio securities. Additionally, such maintained assets will assure the availability of adequate funds to meet the obligations of the Fund arising from such investment activities.

     Each Fund may cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract, or, if the strike price of the put is less than the price of the futures contract, the Fund will maintain cash or high-grade liquid debt securities equal in value to the difference between the strike price of the put and the price of the futures contract. Each Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments the prices of which are expected to move relatively consistently with the futures contract. Each Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contract, or by taking positions in instruments the prices of which are expected to move relatively consistently with the futures contract.

     Each Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option, or, if the long position in the underlying futures contract is established at a price greater than the strike price of the written call, the Fund will maintain cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. Each Fund may also cover its sale of a call option by taking positions in instruments the prices of which are expected to move relatively consistently with the call option. Each Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Fund will maintain cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. Each Fund may also cover its sale of a put option by taking positions in instruments the prices of which are expected to move relatively consistently with the put option.

     Although the Funds intend to purchase and sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses. If trading is not possible, or the Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin. The risk that a Fund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market.

Index Options Transactions

     The Prudent Bear Fund may purchase put and call options and write put and call options on stock indexes. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the options. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. Unlike the options on securities discussed below, all settlements of index options transactions are in cash.

     Some stock index options are based on a broad market index such as the S&P 500 Index, the NYSE Composite Index or the AMEX Major Market Index, or on a narrower index such as the Philadelphia Stock Exchange Over-the-Counter Index. Options currently are traded on the Chicago Board of Options Exchange, the AMEX and other exchanges. Over-the-counter index options, purchased over-the-counter options and the cover for any written over-the-counter options would be subject to the Fund's 15% limitation on investment in illiquid securities. See "Illiquid Securities."

     Each of the exchanges has established limitations governing the maximum number of call or put options on the same index which may be bought or written
(sold) by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). Under these limitations, options positions of certain other accounts advised by the same investment adviser are combined for purposes of these limits. Pursuant to these limitations, an exchange may order the liquidation of positions and may impose other sanctions or restrictions. These position limits may restrict the number of listed options which the Fund may buy or sell; however, the Adviser intends to comply with all limitations.

     Index options are subject to substantial risks, including the risk of imperfect correlation between the option price and the value of the underlying securities comprising the stock index selected and the risk that there might not be a liquid secondary market for the option. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Fund will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than upon movements in the price of a particular stock. Trading in index options requires different skills and techniques than are required for predicting changes in the prices of individual stocks. The Fund will not enter into an option position that exposes the Fund to an obligation to another party, unless the Fund either (i) owns an offsetting position in securities or other options; and/or (ii) maintains (and marks-to-market, on a daily basis) cash or liquid securities that, when added to the premiums deposited with respect to the option, are equal to its obligations under the option positions that are not otherwise covered.

     The Adviser may utilize index options as a technique to leverage the portfolio of the Prudent Bear Fund. If the Adviser is correct in its assessment of the future direction of stock prices, the share price of the Fund will be enhanced. If the Adviser has the Fund take a position in options and stock prices move in a direction contrary to the Adviser's forecast however, the Fund would incur losses greater than the Fund would have incurred without the options position.

Options on Securities

     Each Fund may buy put and call options and write (sell) put and call options on securities. By writing a call option and receiving a premium, the Fund may become obligated during the term of the option to deliver the securities underlying the option at the exercise price if the option is exercised. By writing a put option and receiving a premium, the Fund may become obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is exercised. By buying a put option, the Fund has the right, in return for a premium paid during the term of the option, to sell the securities underlying the option at the exercise price. By buying a call option, the Fund has the right, in return for a premium paid during the term of the option, to purchase the securities underlying the option at the exercise price. Options on securities written by the Funds will be traded on recognized securities exchanges.

     When writing call options on securities, a Fund may cover its position by owning the underlying security on which the option is written. Alternatively, the Fund may cover its position by owning a call option on the underlying security, on a share for share basis, which is deliverable under the option contract at a price no higher than the exercise price of the call option written by the Fund or, if higher, by owning such call option and maintaining cash or liquid securities equal in value to the difference between the two exercise prices. In addition, a Fund may cover its position by maintaining cash or liquid securities equal in value to the exercise price of the call option written by the Fund. The principal reason for the Fund to write call options on securities held by the Fund is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone.

     When writing put options on securities, a Fund may cover its position by owning a put option on the underlying security, on a share for share basis, which is deliverable under the option contract at a price no lower than the exercise price of the put option written by the Fund or, if lower, by owning such put option and maintaining cash or liquid securities equal in value between the two exercise prices. In addition a Fund may cover its position by maintaining cash or liquid securities equal in value to the exercise price of the put option written by the Fund.

     When a Fund wishes to terminate the Fund's obligation with respect to an option it has written, the Fund may effect a "closing purchase transaction." The Fund accomplishes this by buying an option of the same series as the option previously written by the Fund. The effect of the purchase is that the writer's position will be canceled. However, a writer may not effect a closing purchase transaction after the writer has been notified of the exercise of an option. When a Fund is the holder of an option, it may liquidate its position by effecting a "closing sale transaction." The Fund accomplishes this by selling an option of the same series as the option previously purchased by the Fund. There is no guarantee that either a closing purchase or a closing sale transaction can be effected. If any call or put option is not exercised or sold, the option will become worthless on its expiration date.

     A Fund will realize a gain (or a loss) on a closing purchase transaction with respect to a call or put option previously written by the Fund if the premium, plus commission costs, paid by the Fund to purchase the call option or put option is less (or greater) than the premium, less commission costs, received by the Fund on the sale of the call option or put option. The Fund also will realize a gain if a call option or put option which the Fund has written lapses unexercised, because the Fund would retain the premium.

     A Fund will realize a gain (or a loss) on a closing sale transaction with respect to a call or a put option previously purchased by the Fund if the premium, less commission costs, received by the Fund on the sale of the call or the put option is greater (or less) than the premium, plus commission costs, paid by the Fund to purchase the call or the put option. If a put or a call option which the Fund has purchased expires out-of-the-money, the option will become worthless on the expiration date, and the Fund will realize a loss in the amount of the premium paid, plus commission costs.

     Although certain securities exchanges attempt to provide continuously liquid markets in which holders and writers of options can close out their positions at any time prior to the expiration of the option, no assurance can be given that a market will exist at all times for all outstanding options purchased or sold by the Funds. In such event, a Fund would be unable to realize its profits or limit its losses until the Fund would exercise options it holds and the Fund would remain obligated until options it wrote were exercised or expired.

     Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in common stocks.

Combined Option Positions

     Each Fund may purchase and write options (subject to the limitations described above) in combination with each other to adjust the risk and return characteristics of the overall positions. Because combined options involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out. U.S. Treasury Securities

     Each Fund may invest in U.S. Treasury Securities as "cover" for the investment techniques the Fund employs. Each Fund may also invest in U.S. Treasury Securities as part of a cash reserve or for liquidity purposes and the Prudent Global Income Fund may also invest in U.S. Treasury securities as part of its principal investment strategy. U.S. Treasury Securities are backed by the full faith and credit of the U.S. Treasury. U.S. Treasury Securities differ only in their interest rates, maturities and dates of issuance. Treasury Bills have maturities of one year or less. Treasury Notes have maturities of one to ten years and Treasury Bonds generally have maturities of greater than ten years at the date of issuance. Yields on short-, intermediate- and long-term U.S. Treasury Securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering and the maturity of the obligation. Debt securities with longer maturities tend to produce higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market value of U.S. Treasury Securities generally varies inversely with changes in market interest rates. An increase in interest rates, therefore, would generally reduce the market value of a Fund's portfolio investments in U.S. Treasury Securities, while a decline in interest rates would generally increase the market value of a Fund's portfolio investments in these securities.

     U.S. Treasury Securities may be purchased at a discount. Such securities, when retired, may include an element of capital gain. Capital gains or losses also may be realized upon the sale of U.S. Treasury Securities.

Warrants and Convertible Securities

     Each Fund may purchase rights and warrants to purchase equity securities. Investments in rights and warrants are pure speculation in that they have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. Rights and warrants basically are options to purchase equity securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Rights and warrants differ from call options in that rights and warrants are issued by the issuer of the security which may be purchased on their exercise, whereas call options may be written or issued by anyone. The prices of rights (if traded independently) and warrants do not necessarily move parallel to the prices of the underlying securities. Rights and warrants involve the risk that a Fund could lose the purchase value of the warrant if the warrant is not exercised prior to its expiration. They also involve the risk that the effective price paid for the warrant added to the subscription price of the related security may be greater than the value of the subscribed security's market price.

     Each Fund may also invest in convertible securities (debt securities or preferred stocks of corporations which are convertible into or exchangeable for common stocks). The

Adviser will select only those convertible securities for which it believes (a) the underlying common stock is a suitable investment for the Fund and (b) a greater potential for total return exists by purchasing the convertible security because of its higher yield and/or favorable market valuation. Each Fund may invest up to 5% of its net assets in convertible debt securities rated less than investment grade. Debt securities rated less than investment grade are commonly referred to as "junk bonds."

     Investments in convertible securities rated less than investment grade ("high yield convertible securities") are subject to a number of risk factors. The market for high yield convertible securities is subject to substantial volatility. Issuers of high yield convertible securities may be of low creditworthiness and the high yield convertible securities are likely to be subordinated to the claims of senior lenders. The secondary market for high yield convertible securities may at times become less liquid or respond to adverse publicity or investor perceptions making it more difficult for the Funds to value accurately such securities or dispose of them.

Money Market Instruments

     Each Fund may invest in cash and money market securities. The Fund may do so to "cover" investment techniques, when taking a temporary defensive position or to have assets available to pay expenses, satisfy redemption requests or take advantage of investment opportunities. The money market securities in which the Funds invest include U.S. Treasury Bills, commercial paper, commercial paper master notes and repurchase agreements.

     Each Fund may invest in commercial paper or commercial paper master notes rated, at the time of purchase, A-1 or A-2 by Standard & Poor's Corporation or Prime-1 or Prime-2 by Moody's Investors Service, Inc. Commercial paper master notes are demand instruments without a fixed maturity bearing interest at rates that are fixed to known lending rates and automatically adjusted when such lending rates change.

     Under a repurchase agreement, a Fund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the Fund's holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Funds will enter into repurchase agreements only with member banks of the Federal Reserve system or primary dealers of U.S. Government Securities. The Adviser will monitor the creditworthiness of each of the firms which is a party to a repurchase agreement with the Fund. In the event of a default or bankruptcy by the seller, the Fund will liquidate those securities (whose market value, including accrued interest, must be at least equal to 100% of the dollar amount invested by the Fund in each repurchase agreement) held under the applicable repurchase agreement, which securities constitute collateral for the seller's obligation to pay. However, liquidation could involve costs or delays and, to the extent proceeds from the sale of these securities were less than the agreed-upon repurchase price the Fund would suffer a loss. The Funds also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the Fund expected to receive under the repurchase agreement. Repurchase agreements usually are for short periods, such as one week or less, but may be longer. It is the current policy of the Funds to treat repurchase agreements that do not mature within seven days as illiquid for the purposes of its investments policies.

     Each Fund may also invest in securities issued by other investment companies that invest in high quality, short-term debt securities (i.e., money market instruments). In addition to the advisory fees and other expenses the Fund bears directly in connection with its own operations, as a shareholder of another investment company, the Fund would bear its pro rata portion of the other investment company's advisory fees and other expenses, and such fees and other expenses will be borne indirectly by the Fund's shareholders.

Foreign Securities and American Depository Receipts

     Each of the Funds may invest in common stocks of foreign issuers which are publicly traded on U.S. exchanges or in the U.S. over-the-counter market either directly or in the form of American Depository Receipts ("ADRs"). ADRs are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADR prices are denominated in United States dollars; the underlying security may be denominated in a foreign currency. Investments in such securities also involve certain inherent risks, such as political or economic instability of the issuer or the country of issue, the difficulty of predicting international trade patterns and the possibility of imposition of exchange controls. Such securities may also be subject to greater fluctuations in price than securities of domestic corporations. In addition, there may be less publicly available information about a foreign company than about a domestic company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. Dividends and interest on foreign securities may be subject to foreign withholding taxes. To the extent such taxes are not offset by credits or deductions allowed to investors under U.S. federal income tax laws, such taxes may reduce the net return to shareholders. Although the Funds intend to invest in securities of foreign issuers domiciled in nations which the Adviser considers as having stable and friendly governments, there is the possibility of expropriation, confiscation, taxation, currency blockage or political or social instability which could affect investments of foreign issuers domiciled in such nations.

     The Funds will invest only in ADRs which are "sponsored". Sponsored facilities are based on an agreement with the issuer that sets out rights and duties of the issuer, the depository and the ADR holder. This agreement also allocates fees among the parties. Most sponsored agreements also provide that the depository will distribute shareholder notices and other communications.

     Foreign securities held by the Prudent Global Income Fund may be held by foreign subcustodians that satisfy certain eligibility requirements. However foreign subcustodian arrangements are significantly more expensive than domestic custody.

Foreign Currency Considerations

     Even though the Funds may hold securities denominated or traded in foreign currencies, a Fund's performance is measured in terms of U.S. dollars, which may subject the Fund to foreign currency risk. Foreign currency risk is the risk that the U.S. dollar value of foreign securities (and any income generated therefrom) held by the Fund may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. Therefore, the net asset value of a Fund may go up or down as the value of the dollar rises or falls compared to a foreign currency. To manage foreign currency fluctuations or facilitate the purchase and sale of foreign securities for a Fund, the Adviser may engage in foreign currency transactions involving (1) the purchase and sale of forward foreign currency exchange contracts (agreements to exchange one currency for another at a future date); (2) options on foreign currencies; (3) currency futures contracts; or (4) options on currency futures contracts. Although a Fund may use foreign currency transactions to protect against adverse currency movements, foreign currency transactions involve the risk that the Adviser may not accurately predict the currency movements, which could adversely affect a Fund's total return.

     A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement and no commissions are charged at any stage for trades.

     When a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale of a fixed amount of U.S. dollars equal to the amount of foreign currency involved in the underlying security transaction, a Fund can protect itself against a possible loss, resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which the payment is made or received.

     When the Adviser believes that a particular foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell a fixed amount of the foreign currency approximating the value of some or all of the portfolio securities of a Fund denominated in such foreign currency ("position hedging"). The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult and the successful execution of a short-term hedging strategy is highly uncertain. A Fund will not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate it to deliver an amount of foreign currency in excess of the value of its securities or other assets denominated in that currency. Under normal circumstances, the Adviser considers the long-term prospects for a particular currency and incorporates these prospects into its overall long-term diversification strategies. The Adviser believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of a Fund will be served.

     At the maturity of a forward contract, a Fund may either sell the portfolio securities and make delivery of the foreign currency, or it may retain the securities and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract obligating it to purchase, on the same maturity date, the same amount of foreign currency.

     If a Fund retains the portfolio securities and engages in an offsetting transaction, the Fund will incur a gain or a loss to the extent that there has been movement in forward contract prices. If a Fund engages in an offsetting transaction, it may subsequently enter into a forward contract to sell the foreign currency. Should forward prices decline during the period when a Fund entered into the forward contract for the sale of a foreign currency and the date it entered into an offsetting contract for the purchase of the foreign currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

     Shareholders should note that: (1) foreign currency hedge transactions do not protect against or eliminate fluctuations in the prices of particular portfolio securities (i.e., if the price of such securities declines due to an issuer's deteriorating credit situation); and (2) it is impossible to forecast with precision the market value of securities at the expiration of a forward contract. Accordingly, a Fund may have to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the Fund's securities is less than the amount of the foreign currency upon expiration of the contract. Conversely, a Fund may have to sell some of its foreign currency received upon the sale of a portfolio security if the market value of the Fund's securities exceed the amount of foreign currency the Fund is obligated to deliver. Each Fund's dealings in forward foreign currency exchange contracts will be limited to the transactions described above.

     Although the Funds value their assets daily in terms of U.S. dollars, they do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. The Funds will do so from time to time and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

     A Fund may purchase and sell currency futures and purchase and write currency options to increase or decrease its exposure to different foreign currencies. The uses and risks of currency options and futures are similar to options and futures relating to securities or indices, as discussed earlier in the Statement of Additional Information. Currency futures contracts are similar to forward foreign currency contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.


                        DISCLOSURE OF PORTFOLIO HOLDINGS

Fund Service Providers - Fund Administrator, Independent Registered Public Accounting Firm and Custodian.

     The Funds have entered into arrangements with certain third party service providers for services that require these groups to have access to the Funds' portfolios on a daily basis. For example, the Funds' administrator is responsible for maintaining the accounting records of the Funds, which includes maintaining a current portfolio of each Fund. The Funds also undergo an annual audit which requires the Funds' independent registered public accounting firm to review each

Fund's portfolio. In addition to the Funds' administrator, the Funds' custodian also maintains an up-to-date list of each Fund's holdings. Each of these parties is contractually and/or ethically prohibited from sharing the Funds' portfolios unless specifically authorized by the Funds.

Rating and Ranking Organizations.

     The Funds may provide their entire portfolios to the following rating and ranking organizations:

     U.S. Bancorp Fund Services, LLC
     Morningstar, Inc.
     Lipper, Inc.
     Standard & Poor's Ratings Group
     Bloomberg L.P.

     The Funds' management has determined that these organizations provide investors with a valuable service and, therefore, are willing to provide them with portfolio information. The Funds may not pay these organizations or receive any compensation from them for providing this information.

     The Funds may provide portfolio information to these organizations on either a monthly or quarterly basis but not until such information is at least 15 days old.

Website Disclosure.

     The Funds publish their top ten positions at the end of each calendar quarter on its website (www.prudentbear.com). This information is updated approximately 15 to 30 business days following the end of each quarter. It is available to anyone that visits the website.


                    DIRECTORS AND OFFICERS OF THE CORPORATION

     As a Maryland corporation, the business and affairs of the Corporation are managed by its officers under the direction of its Board of Directors.

Directors' and Officers' Information

     Certain important information regarding each of the officers and directors of the Corporation (including their principal occupations for at least the last five years) is set forth below. The Funds and the Prudent Bear Large Cap Fund form a "Fund Complex" as defined in the Act.

                                                                                                   Number of
                                                                                                  Portfolios
                                                                                                    in Fund
                      Position(s) Held                                                              Complex           Other
 Name, Address            with the       Term of Office and          Principal Occupation(s)      Overseen by     Directorships
    and Age              Corporation     Length of Service             During Past 5 Years         Director     Held by Director
-------------------   ----------------   ----------------------    ----------------------------   -----------   -----------------

                                                Interested Directors*


David W. Tice *       Director,          Director - Indefinite,       President  and Chief            2         Prudent Global
43-46 Norre Gade      President and      since 1995                   Compliance Officer of                     Gold Fund,
Suite 137             Treasurer          President - 1 yr term,       David W. Tice &                           Prudent Global
Charlotte Amalie                         since 1995                   Associates, LLC, the                      Natural
St. Thomas, USVI                         Treasurer - 1 yr term,       adviser of the Funds;                     Resources
00802                                    since 1995                   President of David W.                     Offshore Fund,
Age: 50                                                               Tice & Assoc., Inc.,                      Ltd.
                                                                      BTN Research, Inc. and
                                                                      Behind the Numbers,
                                                                      LLC;
                                                                      Partner & Employee,
                                                                      ISS, LLLP

Gregg Jahnke *        Director, Vice     Director - Indefinite,       Analyst,  Senior                2         None
8140 Walnut Hill      President,         since 1995 **                strategist, and Chief
Lane, Suite 300,      Secretary,         Vice President - 1 yr        Compliance Officer for
Dallas, Texas 75231   Chief Compliance   term, since 1995             David W. Tice &
Age 46                Officer            Secretary - 1 yr term,       Assoc., Inc.
                                         since 1995


*   "Interested"  directors are directors who are deemed to be "interested  persons" (as defined in the Act) of the  Corporation.
    Mr. Tice is an interested  director  because of his  ownership in the Adviser and because he is an officer of the  Corporation.
    Mr. Jahnke is an interested director because he is an employee of the Adviser and an officer of the Corporation.

**  Mr. Jahnke resigned as a director effective June 30, 2002 in order for the Corporation to comply with certain Securities and
    Exchange Commission regulations requiring the Funds to have a majority of their directors consist of persons who are not interested persons of the Corporation. Mr. Jahnke was re-elected on September 23, 2002.

                                                                                                   Number of
                                                                                                  Portfolios
                                                                                                    in Fund
                      Position(s) Held                                                              Complex           Other
 Name, Address            with the       Term of Office and          Principal Occupation(s)      Overseen by     Directorships
    and Age              Corporation     Length of Service             During Past 5 Years         Director     Held by Director
-------------------   ----------------   ----------------------    ----------------------------   -----------   -----------------


                                                       Independent Directors*


David Eric Luck       Director           Since 1995                CEO of Redstone Oil & Gas         2          None
9223 Club Glen                                                     Company
Drive, Dallas,                           Indefinite
Texas 75243                              term
Age 50

Elwyn Kim Evans       Director           Since 2000                Private investor                  2          None
1829 Claridge
Court, Maitland,                         Indefinite
Florida 32789                            term
Age 59

Edmund M. McCarthy    Director           Since 2002                Principal, President and CEO      2          None
6060 SW 85th                                                       of Financial Risk Management
Street, Miami, FL                        Indefinite                Advisors Co.
33143                                    term
Age 69


*   "Independent" directors are directors who are not deemed to be "interested persons" (as defined in the Act) of the Corporation.

Equity Ownership of Directors


     The following table sets forth the dollar range of equity securities beneficially owned by each director in each of the Funds as of December 31, 2003 (the Prudent Bear Large Cap Fund has not yet commenced operations), which is also the valuation date:


                                                                                                Aggregate Dollar
                                                                                                 Range of Equity
                                                                                                Securities in All
                         Dollar Range of        Dollar Range of          Dollar Range of        Funds Overseen by
                        Equity Securities     Equity Securities in      Equity Securities      Director in Family
                         in the Prudent        the Prudent Global        in the Prudent           of Investment
    Name                    Bear Fund             Income Fund          Bear Large Cap Fund         Companies*
------------------     ------------------     --------------------     -------------------     ------------------

                                              Interested Directors

David W. Tice          $50,001 - $100,000     None                             N.A.            $50,001 - $100,000

Gregg Jahnke           None                   None                             N.A.            None





                                            Independent Directors

David Eric Luck        Over $100,000          Over $100,000                    N.A.            Over $100,000

Elwyn Kim Evans        Over $100,000          None                             N.A.            Over $100,000

Edmund M. McCarthy     $10,001 - $50,000      $10,001 - $50,000                N.A.            $10,001 - $50,000

*   The "Family of Investment Companies" includes the Funds and the Prudent Bear Large Cap Fund.

Compensation


     The Corporation's standard method of compensating directors is to pay each director who is not an interested person of the Corporation a fee of $3,000 for each meeting of the Board of Directors attended. The Corporation also may reimburse its directors for travel expenses incurred in order to attend meetings of the Board of Directors.

     The table below sets forth the compensation paid by the Corporation to each of the current directors of the Corporation during the fiscal year ended September 30, 2004:


                                               COMPENSATION TABLE

                                                        Pension or            Estimated         Total Compensation
                                  Aggregate         Retirement Benefits         Annual           from Corporation
                              Compensation from       Accrued As Part       Benefits Upon        and Fund Complex
    Name of Person               Corporation         of Fund Expenses         Retirement        Paid to Directors*
-------------------------     -----------------     -------------------     ---------------     ------------------

Interested Directors

David W. Tice                            $0                  $0                     $0                   $0

Gregg Jahnke                             $0                  $0                     $0                   $0

Independent Directors


David Eric Luck                      $7,500                  $0                     $0                 $7,500

Elwyn Kim Evans                      $7,500                  $0                     $0                 $7,500

Edmund M. McCarthy                   $7,500                  $0                     $0                 $7,500


__________
*   The Funds and the Prudent Bear Large Cap Fund are the only investment companies in the Fund Complex.


Committees


     The Corporation's Board of Directors has created an Audit Committee, whose members are Messrs. Luck, McCarthy and Evans. The primary functions of the Audit Committee are to select the independent auditors to be retained to perform the annual audit of the Funds, to review the results of the audit, to review the Corporation's internal controls and to review certain other matters relating to the Corporation's independent auditors and financial records. The Corporation's Board of Directors has no other committees. The Corporation's Audit Committee met twice during the fiscal year ended September 30, 2004.


Board Approval of Investment Advisory Agreement

     In approving the investment advisory agreement entered into between the Corporation and the Adviser with respect to each Fund (the "Advisory Agreement"), the Board of Directors considered a number of factors, including, but not limited to, the following:

     o    the nature and quality of the services offered by the Adviser;

     o    the personnel, operations and financial condition of the Adviser; and

     o the investment management capabilities, methodologies and performance of the Adviser.


     Based upon its review, the Board of Directors concluded that it would be in the best interests of the Funds to continue the Advisory Agreement, Key to this conclusion were the following determinations: (1) the investment methodologies of the Adviser fit well with each Fund's investment policies; (2) the Adviser has the capabilities, resources and personnel necessary to manage the Funds effectively, and has done so to date; and (3) based on the services the Adviser renders under the Advisory Agreement, the compensation payable to the Adviser is fair and reasonable.


     The benefits derived by the Adviser from soft dollar arrangements are described under the caption "Allocation of Portfolio Brokerage." None of the directors who are independent, or any members of their immediate family, own shares of the Adviser or companies, other than registered investment companies, controlled by or under common control with the Adviser.

Proxy Voting Policy

     Each Fund has delegated proxy voting decisions on securities held in the Fund's portfolio to the Adviser. The Adviser has adopted a Proxy Voting Policy (the "Proxy Voting Policy") that sets forth its proxy voting policy and related procedures. When the Adviser votes proxies for its clients, including the Prudent Bear Fund and the Prudent Global Income Fund, the Adviser generally follows the so-called "Wall Street Rule" (i.e., it votes as management recommends or sells the stock prior to the meeting). The Adviser believes that following the "Wall Street Rule" is consistent with the economic best interests of the Funds. Consistent with its duty of care the Adviser monitors proxy proposals just as it monitors other corporate events affecting the companies in which the Funds invest.

     There may be instances where the interests of the Adviser may conflict or appear to conflict with the interests of a Fund. In such situations the Adviser will, consistent with its duty of care and duty of loyalty, vote the securities in accordance with its pre-determined voting policy, the "Wall Street Rule," but only after disclosing any such conflict to the Corporation's Board of Directors prior to voting and affording such Fund the opportunity to direct the Adviser in the voting of such securities.


     Information on how the Funds voted proxies relating to their portfolio securities during the most recent twelve-month period ended June 30 is available at the Funds' website at http://www.prudentbear.com or the website of the Securities and Exchange Commission at http://www.sec.gov.


Code of Ethics

     The Corporation and the Adviser have adopted a code of ethics pursuant to Rule 17j-1 under the Act. The code of ethics permits personnel subject thereto to invest in securities, including securities that may be purchased or held by the Funds. The code of ethics prohibits, among other things, persons subject thereto from purchasing or selling securities if they know at the time of such purchase or sale that the security is being considered for purchase or sale by the Funds or is being purchased or sold by the Funds.

               OWNERSHIP OF MANAGEMENT AND PRINCIPAL SHAREHOLDERS


     Set forth below are the names and addresses of all holders of the shares of the Prudent Bear Fund and the Prudent Global Income Fund who as of October 31, 2004 held of record more than 5% of a Fund's then outstanding shares. The shares owned by Charles Schwab & Co., Inc., National Financial Services Corp., National Investor Services Corp. and Donaldson Lufkin & Jenrette Securities Corp. were owned of record only. The Corporation knows of no other person who beneficially owned 5% or more of either Fund's outstanding shares. At October 31, 2004, all officers and directors of the Corporation as a group (5 persons) beneficially owned less than 1% of the outstanding shares of the Prudent Bear Fund and the Prudent Global Income Fund.


                                Prudent Bear Fund

Name and Address of Beneficial Owner     Number of Shares      Percent of Class
------------------------------------    ------------------    ------------------


Charles Schwab & Co., Inc.
101 Montgomery Street
San Francisco, CA  94104-4122              18,809,721.86           24.43%

National Financial Services Corp.
One World Financial Center
200 Liberty Street
New York, NY  10281-1003                   13,178,916.56           17.12%

National Investor Services Corp.
55 Water Street - Floor 32
New York, NY  10041-0028                    4,132,862.91            5.30%


                           Prudent Global Income Fund

Name and Address of Beneficial Owner     Number of Shares      Percent of Class
------------------------------------    ------------------    ------------------


Charles Schwab & Co., Inc.
101 Montgomery Street
San Francisco, CA  94104-4122              12,263,046.28           27.66%

National Financial Services Corp.
One World Financial Center
200 Liberty Street
New York, NY  10281-1003                    9,263,933.76           20.90%

National Investor Services Corp.
55 Water Street - Floor 32
New York, NY  10041-0028                    4,766,080.02           10.75%


          INVESTMENT ADVISER, ADMINISTRATOR, CUSTODIAN, TRANSFER AGENT,
              ACCOUNTING SERVICES AGENT AND PRINCIPAL UNDERWRITER

     The investment adviser to each Fund is David W. Tice & Associates, LLC, 43-46 Norre Gade, Suite 137, Charlotte Amalie, St. Thomas, U.S. Virgin Islands 00802. The Adviser is controlled by David W. Tice, its President and sole member.

     Pursuant to the Advisory Agreement, the Adviser furnishes continuous investment advisory services to each Fund. The Adviser supervises and manages the investment portfolio of each Fund and, subject to such policies as the Board of Directors of the Corporation may determine, directs the purchase or sale of investment securities in the day-to-day management of each Fund. Under the Advisory Agreement, the Adviser, at its own expense and without separate reimbursement from the Funds, furnishes office space and all necessary office facilities, equipment and executive personnel for managing the Funds and maintaining their organization; bears all sales and promotional expenses of the Funds, other than distribution expenses paid by the Funds pursuant to the Funds' Service and Distribution Plans, and expenses incurred in complying with the laws regulating the issue or sale of securities; and pays salaries and fees of all officers and directors of the Corporation (except the fees paid to directors who are not officers of the Corporation). For the foregoing, the Adviser receives from the Prudent Bear Fund a monthly fee based on such Fund's average daily net assets at the annual rate of 1.25%, and from the Prudent Global Income Fund a monthly fee based on such Fund's average daily net assets at the annual rate of 0.75%. During the fiscal years ended September 30, 2004, 2003 and 2002, the Prudent Bear Fund incurred advisory fees of $6,131,100, $6,112,224 and $3,120,967, respectively. During the fiscal years ended September 30, 2004, 2003 and 2002, the Prudent Global Income Fund incurred advisory fees of $3,939,092, $2,172,455 and $422,675, respectively.


     Each Fund pays all of its expenses not assumed by the Adviser, including, but not limited to, the costs of preparing and printing its registration statements required under the Securities Act and the Act and any amendments thereto, the expenses of registering its shares with the Securities and Exchange Commission and in the various states, the printing and distribution cost of prospectuses mailed to existing shareholders, the cost of director and officer liability insurance, reports to shareholders, reports to government authorities and proxy statements, interest charges, brokerage commissions and expenses incurred in connection with portfolio transactions. The Corporation also pays the fees of directors who are not officers of the Corporation, salaries of administrative and clerical personnel, association membership dues, auditing and accounting services, fees and expenses of any custodian or trustees having custody of assets of the Funds, expenses of calculating net asset values and repurchasing and redeeming shares, and charges and expenses of dividend disbursing agents, registrars and share transfer agents, including the cost of keeping all necessary shareholder records and accounts and handling any problems relating thereto.


     The Adviser has undertaken to reimburse each Fund to the extent that its aggregate annual operating expenses, including the investment advisory fee, but excluding interest, dividends on short positions, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items, exceed that percentage of the average net assets of the Fund for such year, as determined by valuations made as of the close of each business day of the year, which is the most restrictive percentage provided by the state laws of the various states in which the shares of the Funds are qualified for sale or, if the states in which the shares of the Funds are qualified for sale impose no such restrictions, 3%. As of the date of this Statement of Additional Information, no such state law provision was applicable to the Funds. Additionally, the Adviser voluntarily reimbursed the Prudent Global Income Fund during the fiscal year ended September 30, 2002 to the extent aggregate annual operating expenses as described above exceeded 1.50% of the Prudent Global Income Fund's daily net assets and has agreed for subsequent fiscal years to continue to reimburse the Prudent Global Income Fund to the extent aggregate annual operating expenses in each such year as described above exceed 1.50% of the Prudent Global Income Fund's daily net assets. Each Fund monitors its expense ratio on a monthly basis. If the accrued amount of the expenses of a Fund exceeds the expense limitation, the Fund creates an account receivable from the Adviser for the amount of such excess. In such a situation the monthly payment of the Adviser's fee will be reduced by the amount of such excess (and if the amount of such excess in any month is greater than the monthly payment of the Adviser's fee, the Adviser will pay the Fund the amount of such difference), subject to adjustment month by month during the balance of the Fund's fiscal year if accrued expenses thereafter fall below this limit. If, in any of the three fiscal years following any fiscal year in which the Adviser has reimbursed the Prudent Global Income Fund for excess expenses, the Prudent Global Income Fund's expenses, as a percentage of its average net assets, are less than 1.50%, the Prudent Global Income Fund shall repay to the Adviser the amount the Adviser reimbursed the Prudent Global Income Fund; provided, however, that the Prudent Global Income Fund's expense ratio shall not exceed 1.50%. During the fiscal years ended September 30, 2004, 2003 and 2002, the Adviser was not required to reimburse the Prudent Bear Fund for excess expenses. During the fiscal year ended September 30, 2002, the Adviser reimbursed the Prudent Global Income Fund $30,867 for excess expenses. During the fiscal years ended September 30, 2004 and 2003, the Adviser was not required to reimburse the Prudent Global Income Fund (during the fiscal year ended September 30, 2004, pursuant to the Advisory Agreement, the Prudent Global Income Fund repaid the Adviser for previous years reimbursements in an amount equal to $181,187).


     Each Advisory Agreement will remain in effect as long as its continuance is specifically approved at least annually (i) by the Board of Directors of the Corporation or by the vote of a majority (as defined in the Act) of the outstanding shares of the applicable Fund, and (ii) by the vote of a majority of the directors of the Corporation who are not parties to the Advisory Agreement or interested persons of the Adviser, cast in person at a meeting called for the purpose of voting on such approval. Each Advisory Agreement provides that it may be terminated at any time without the payment of any penalty, by the Board of Directors of the Corporation or by vote of the majority of the applicable Fund's shareholders on sixty (60) days' written notice to the Adviser, and by the Adviser on the same notice to the Corporation, and that it shall be automatically terminated if it is assigned.

     Each Advisory Agreement provides that the Adviser shall not be liable to the Corporation or its shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties. Each Advisory Agreement also provides that the Adviser and its officers, directors and employees may engage in other businesses, devote time and attention to any other business whether of a similar or dissimilar nature, and render services to others.

     The administrator to the Corporation is U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 (the "Administrator"). Pursuant to separate Fund Administration Servicing Agreements entered into between the Corporation and the Administrator relating to each Fund (the "Administration Agreements"), the Administrator maintains the books, accounts and other documents required by the Act, responds to shareholder inquiries, prepares each Fund's financial statements and tax returns, prepares certain reports and filings with the Securities and Exchange Commission and with state Blue Sky authorities, furnishes statistical and research data, clerical, accounting and bookkeeping services and stationery and office supplies, keeps up and maintains each Fund's financial and accounting records and generally assists in all aspects of the Funds' operations. The Administrator, at its own expense and without reimbursement from the Funds, furnishes office space and all necessary office facilities, equipment and executive personnel for performing the services required to be performed by it under the Administration Agreements. For the foregoing, the Administrator will receive from (i) the Prudent Bear Fund a fee, paid monthly, at an annual rate of .084% of the first $200,000,000 of such Fund's average net assets, .06% of the next $300,000,000 of such Fund's average net assets, .048% of the next $500,000,000 of such Fund's average net assets, and .036% of such Fund's average net assets in excess of $1,000,000,000; and
(ii) from the Prudent Global Income Fund a fee, paid monthly, at an annual rate of .08% of the first $200,000,000 of each such Fund's average net assets, .06% of the next $300,000,000 of each such Fund's average net assets, .05% of the next $500,000,000 of such Fund's average net assets, and .04% of each such Fund's average net assets in excess of $1,000,000. Notwithstanding the foregoing, the Administrator's minimum annual fee is $54,000 for the Prudent Bear Fund and $45,000 for the Prudent Global Income Fund. Each Administration Agreement will remain in effect until terminated by either party. Each Administration Agreement may be terminated at any time, without the payment of any penalty, by the Board of Directors of the Corporation upon the giving of ninety (90) days' written notice to the Administrator, or by the Administrator upon the giving of ninety (90) days' written notice to the Corporation. The total fees incurred by the Prudent Bear Fund pursuant to its Administration Agreement for the fiscal years ended September 30, 2004, 2003 and 2002, were $426,004, $438,613 and $225,511, respectively. The total fees incurred by the Prudent Global Income Fund pursuant to its Administration Agreement for the fiscal years ended September 30, 2004, 2003 and 2002, were $348,663, $211,648 and $55,666, respectively.


     Under the Administration Agreements, the Administrator shall exercise reasonable care and is not liable for any error or judgment or mistake of law or for any loss suffered by the Corporation in connection with the performance of the Administration Agreement, except a loss resulting from willful misfeasance, bad faith or negligence on the part of the Administrator in the performance of its duties under the Administration Agreement.

     U.S. Bank, N.A., an affiliate of U.S. Bancorp Fund Services, LLC, serves as custodian of the assets of the Prudent Bear Fund and the Prudent Global Income Fund pursuant to Custody Agreements. Under the Custody Agreements, U.S. Bank, N.A. has agreed to (i) maintain a separate account in the name of each Fund,
(ii) make receipts and disbursements of money on behalf of each Fund, (iii) collect and receive all income and other payments and distributions on account of each Fund's portfolio investments, (iv) respond to correspondence from shareholders, security brokers and others relating to its duties and (v) make periodic reports to each Fund concerning each Fund's operations.

     U.S. Bancorp Fund Services, LLC also serves as transfer agent and dividend disbursing agent for the Funds under separate Shareholder Servicing Agent Agreements. As transfer and dividend disbursing agent, U.S. Bancorp Fund Services, LLC has agreed to (i) issue and redeem shares of each Fund, (ii) make dividend and other distributions to shareholders of each Fund, (iii) respond to correspondence by Fund shareholders and others relating to its duties, (iv) maintain shareholder accounts, and (v) make periodic reports to the Funds.

     In addition the Corporation has entered into Fund Accounting Servicing Agreements with U.S. Bancorp Fund Services, LLC pursuant to which U.S. Bancorp Fund Services, LLC has agreed to maintain the financial accounts and records of each Fund and provide other accounting services to the Funds. For its accounting services, U.S. Bancorp Fund Services, LLC is entitled to receive fees from (i) the Prudent Bear Fund, payable monthly, based on the total annual rate of $31,250 for the first $40 million in average net assets of the Fund,

..025% on the next $200 million of average net assets, and .0125% on average net assets exceeding $240 million (subject to an annual minimum of $31,250); and
(ii) the Prudent Global Income Fund, payable monthly, based on the total annual rate of $42,000 for the first $100 million in average net assets of the Fund, ..03% on the next $200 million of average net assets, and .015% on average net assets exceeding $300 million (subject to an annual minimum of $42,000). U.S. Bancorp Fund Services, LLC is also entitled to certain out of pocket expenses, including pricing expenses. For the fiscal years ended September 30, 2004, 2003 and 2002, the Prudent Bear Fund incurred fees of $127,296, $133,012 and $99,902, respectively, pursuant to its Fund Accounting Servicing Agreement. For the fiscal years ended September 30, 2004, 2003 and 2002, the Prudent Global Income Fund incurred fees of $140,096, $100,878 and $47,443, respectively, pursuant to its Fund Accounting Servicing Agreement.

     In November 2002, the Funds entered into a Distribution Agreement with Quasar Distributors, LLC, an affiliate of U.S. Bancorp Fund Services, LLC, pursuant to which Quasar serves as principal underwriter for the Funds. Its principal business address is 615 East Michigan Street, Milwaukee, WI 53202. Quasar Distributors, LLC sells the Funds' shares on a best efforts basis. Shares of the Funds are offered continuously. The Funds did not pay any underwriting commissions to Quasar Distributors, LLC during the fiscal years ended September 30, 2003 and 2004.


                        DETERMINATION OF NET ASSET VALUE

     The net asset value of each Fund will normally be determined as of the close of regular trading (currently 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for trading. The New York Stock Exchange is open for trading Monday through Friday except New Year's Day, Dr. Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Additionally, when any of the aforementioned holidays falls on a Saturday, the New York Stock Exchange will not be open for trading on the preceding Friday and when any such holiday falls on a Sunday, the New York Stock Exchange will not be open for trading on the succeeding Monday, unless unusual business conditions exist, such as the ending of a monthly or the yearly accounting period. The New York Stock Exchange also may be closed on national days of mourning. The staff of the Securities and Exchange Commission considers the New York Stock Exchange to be closed on any day when it is not open for trading the entire day. On those days the Funds may, but are not obligated to, determine their net asset values. The net asset value of the Prudent Bear Fund is calculated separately for the No Load Shares and the Class C Shares by adding the value of all portfolio securities and other assets that are allocated to the No Load Shares or Class C Shares, as the case may be, subtracting the liabilities charged to the No Load Shares or Class C Shares, as the case may be, and dividing the result by the number of outstanding shares of the No Load Shares or the Class C Shares, as the case may be. The No Load Shares and the Class C Shares bear differing class-specific expenses, such as 12b-1 fees. The Prudent Global Income Fund currently offers only one class of shares, No Load Shares.

     Foreign securities trading may not take place on all days when the New York Stock Exchange is open, or may take place on Saturdays and other days when the New York Stock Exchange is not open and a Fund's net asset value is not calculated. When determining net asset value, the Fund values foreign securities primarily listed and/or traded in foreign markets at their market value as of the close of the last primary market where the securities traded. Securities trading in European countries and Pacific Rim countries is normally completed well before 3:00 P.M. Central Time. Unless material, as determined by the Adviser under the supervision of the Board of Directors, events affecting the valuation of Fund securities occurring between the time its net asset value is determined and the close of the New York Stock Exchange will not be reflected in such net asset value.

     Common stocks and securities sold short that are listed on a securities exchange are valued at the last quoted sales price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. Common stocks and securities sold short that are traded on the Nasdaq National Market or the Nasdaq Smallcap Market are valued at the Nasdaq Official Closing Price. Common stocks and securities sold short that are listed on an exchange or traded on the Nasdaq National Market or the Nasdaq Smallcap Market but which are not traded on the valuation date are valued at the average of the current bid and asked prices. Unlisted equity securities for which market quotations are readily available are valued at the average of the current bid and asked prices. Options purchased or written by a Fund are valued at the average of the current bid and asked prices. The value of a futures contract equals the unrealized gain or loss on the contract that is determined by marking the contract to the current settlement price for a like contract acquired on the day on which the futures contract is being valued. A settlement price may not be moved if the market makes a limit move in which event the futures contract will be valued at its fair value as determined by the Adviser in accordance with procedures approved by the Board of Directors. Debt securities are valued at the latest bid prices furnished by independent pricing services.


     Other assets and securities for which no quotations are readily available (or which are deemed unreliable) are valued at fair value as determined in good faith by the Adviser in accordance with procedures approved by the Board of Directors of the Corporation. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market. Other types of securities that the Funds may hold for which fair value pricing might be required include, but are not limited to: (a) illiquid securities, including "restricted" securities and private placements for which there is no public market; (b) securities of an issuer that has entered into a restructuring; (c) securities whose trading has been halted or suspended; and
(d) fixed income securities that have gone into default and for which there is not a current market value quotation. Further, if events occur that materially affect the value of a security between the time trading ends on that particular security and the close of the normal trading session of the New York Stock Exchange, the Funds may value the security at its fair value. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. There can be no assurance that the Funds could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Funds determine their net asset value per share.


     The Funds price foreign securities in terms of U.S. dollars at the official exchange rate. Alternatively, they may price these securities at the average of the current bid and asked prices of such currencies against the dollar last quoted by a major bank that is a regular participant in the foreign exchange market, or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. If the Funds do not have any of these alternatives available to them or the alternatives do not provide a suitable method for converting a foreign currency into U.S. dollars, the Adviser in accordance with procedures approved by the Board of Directors of the Corporation will establish a conversion rate for such currency.

                             DISTRIBUTION OF SHARES

     The Corporation has adopted three Service and Distribution Plans (the "Plans"). There is a Plan for each class of shares of the Corporation (i.e. for the No Load Shares of the Prudent Bear Fund and the Prudent Global Income Fund and for the Class C Shares of the Prudent Bear Fund). The Plans were adopted in anticipation that the Funds will benefit from the Plans through increased sales of shares, thereby reducing each Fund's expense ratio and providing the Adviser with greater flexibility in management. The two Plans for the No Load Shares authorize payments by each Fund in connection with the distribution of its No Load Shares at an annual rate, as determined from time to time by the Board of Directors, of up to 0.25% of a Fund's average daily net assets. The Plan for the Class C Shares authorizes payments by the Prudent Bear Fund in connection with the distribution of its Class C Shares at an annual rate, as determined from time to time by the Board of Directors, of up to 1.00% of a Fund's average daily net assets. Amounts paid under a Plan by a Fund may be spent by the Fund on any activities or expenses primarily intended to result in the sale of shares of the Fund, including but not limited to, advertising, compensation for sales and marketing activities of financial institutions and others such as dealers and distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders and the printing and mailing of sales literature. To the extent any activity is one which a Fund may finance without a plan pursuant to Rule 12b-1, the Fund may also make payments to finance such activity outside of the Plan and not subject to its limitations.

     Each Plan may be terminated by any Fund at any time by a vote of the directors of the Corporation who are not interested persons of the Corporation and who have no direct or indirect financial interest in the Plan or any agreement related thereto (the "Rule 12b-1 Directors") or by a vote of a majority of the outstanding shares of either the applicable Fund's No Load Shares with respect to its Plan or the Prudent Bear Fund's Class C Shares with respect to its Plan. Messrs. Luck, McCarthy and Evans are currently the Rule 12b-1 Directors. Any change in a Plan that would materially increase the distribution expenses of a Fund provided for in the Plan requires approval of the Board of Directors, including the Rule 12b-1 Directors, and a majority of the applicable Fund's No Load Shares with respect to its Plan and a majority of the Prudent Bear Fund's Class C Shares with respect to its Plan.


     While the Plans are in effect, the selection and nomination of directors who are not interested persons of the Corporation will be committed to the discretion of the directors of the Corporation who are not interested persons of the Corporation. The Board of Directors of the Corporation must review the amount and purposes of expenditures pursuant to the Plans quarterly as reported to it by a Distributor, if any, or officers of the Corporation. The Plans will continue in effect for as long as their continuance is specifically approved at least annually by the Board of Directors, including the Rule 12b-1 Directors. During the fiscal year ended September 30, 2004, pursuant to the Prudent Bear Fund's Plan for the No Load Shares, the Prudent Bear Fund (a) incurred fees of $1,193,316, $10,506 of which were used to pay printing and mailing expenses, $169,061 of which were used to pay advertising expenses and $1,013,749 of which were used to pay selling dealers (Quasar Distributors, LLC did not retain any of these fees); and (b) accrued fees of $154,748 to be paid in fiscal year 2005, $40,167 of which are to be retained by Quasar. During the fiscal year ended September 30, 2004, pursuant to the Prudent Bear Fund's Plan for the Class C Shares, the Prudent Bear Fund (a) incurred fees of $132,591 pursuant to its Plan for the Class C Shares, $1,167 of which were used to pay printing and mailing expenses, $18,785 of which were used to pay advertising and $112,639 of which were used to pay selling dealers (Quasar Distributors, LLC did not retain any of these fees); and (b) did not accrue any fees to be paid in fiscal year 2005. During the fiscal year ended September 30, 2004, pursuant to the Prudent Global Income Fund's Plan, the Prudent Global Income Fund (a) incurred fees of $1,211,140 pursuant to its plan, $9,299 of which were used to pay printing and mailing expenses, $75,911 of which were used to pay advertising expenses and $1,125,930 of which were used to pay selling dealers (Quasar Distributors, LLC did not retain any of these fees) ; and (b) accrued fees of $157,617 to be paid in fiscal year 2005, $43,167 of which are to be retained by Quasar.


                AUTOMATIC INVESTMENT PLAN AND TELEPHONE PURCHASES

     The Funds offer an automatic investment option pursuant to which money will be moved from a shareholder's bank account to the shareholder's Fund account on the schedule (e.g., monthly, bimonthly [every other month], or quarterly) the shareholder selects. The minimum transaction amount is $100.


     The Funds offer a telephone purchase option pursuant to which money will be moved from a shareholder's bank account to the shareholder's Fund account upon request. Only bank accounts held at domestic financial institutions that are Automated Clearing House (ACH) members can be used for telephone transactions. Provided the purchase order is properly and timely received, shares will be purchased at the net asset value calculated on the day the purchase order is placed. The minimum amount that can be transferred by telephone is $100.


                              REDEMPTION OF SHARES

     A shareholder's right to redeem shares of the Funds will be suspended and the right to payment postponed for more than seven days for any period during which the New York Stock Exchange is closed because of financial conditions or any other extraordinary reason and may be suspended for any period during which
(a) trading on the New York Stock Exchange is restricted pursuant to rules and regulations of the Securities and Exchange Commission, (b) the Securities and Exchange Commission has by order permitted such suspension or (c) such emergency, as defined by rules and regulations of the Securities and Exchange Commission, exists as a result of which it is not reasonably practicable for the Fund to dispose of its securities or fairly to determine the value of its net assets.


     The Funds impose a 1.00% redemption fee on the value of No Load Shares redeemed less than 30 days after purchase. The redemption fee will not apply to
(a) shares purchased through reinvested distributions (dividends and capital gains); (b) shares held in employer-sponsored retirement plans, such as 401(k) plans, but will apply to IRA accounts; or (c) through the systematic withdrawal plan. The redemption fee is designed to discourage short-term trading and any proceeds of the fee will be credited to the assets of the respective Fund.


     In calculating whether a redemption of a Fund's No Load Shares is subject to a redemption fee, a shareholder's holdings will be viewed on a "first in/first out" basis. This means that, in determining whether any fee is due, the shareholder will be deemed to have sold the shares he or she acquired earliest. The fee will be calculated based on the current net asset value of the shares as of the redemption date.

                           SYSTEMATIC WITHDRAWAL PLAN

     An investor who owns shares of any Fund worth at least $10,000 at the current net asset value may, by completing an application which may be obtained from the Corporation or U.S. Bancorp Fund Services, LLC, create a Systematic Withdrawal Plan from which a fixed sum will be paid to the investor at regular intervals. To establish the Systematic Withdrawal Plan, the investor deposits Fund shares with the Corporation and appoints it as agent to effect redemptions of shares held in the account for the purpose of making monthly or quarterly withdrawal payments of a fixed amount to the investor out of the account. Fund shares deposited by the investor in the account need not be endorsed or accompanied by a stock power if registered in the same name as the account; otherwise, a properly executed endorsement or stock power, obtained from any bank, broker-dealer or the Corporation is required. The investor's signature should be Medallion guaranteed by a bank, a member firm of a national stock exchange or other eligible guarantor.


     The minimum amount of a withdrawal payment is $100. These payments will be made from the proceeds of periodic redemptions of shares in the account at net asset value. Redemptions will be made in accordance with the schedule (e.g., monthly, bimonthly [every other month], quarterly or yearly, but in no event more frequently than monthly) selected by the investor. If a scheduled redemption day is a weekend day or a holiday, such redemption will be made on the next business day. Establishment of a Systematic Withdrawal Plan constitutes an election by the investor to reinvest in additional Fund shares, at net asset value, all income dividends and capital gains distributions payable by the Fund on shares held in such account, and shares so acquired will be added to such account. The investor may deposit additional Fund shares in his account at any time.


     Withdrawal payments cannot be considered as yield or income on the investor's investment, since portions of each payment will normally consist of a return of capital. Depending on the size or the frequency of the disbursements requested, and the fluctuation in the value of the Fund's portfolio, redemptions for the purpose of making such disbursements may reduce or even exhaust the investor's account.

     The investor may vary the amount or frequency of withdrawal payments, temporarily discontinue them, or change the designated payee or payee's address, by notifying U.S. Bancorp Fund Services, LLC in writing thirty (30) days prior to the next payment.

                        ALLOCATION OF PORTFOLIO BROKERAGE


     Each Fund's securities trading and brokerage policies and procedures are reviewed by and subject to the supervision of the Corporation's Board of Directors. Decisions to buy and sell securities for each Fund are made by the Adviser subject to review by the Corporation's Board of Directors. In placing purchase and sale orders for portfolio securities for each Fund, it is the policy of the Adviser to seek the best execution of orders at the most favorable price in light of the overall quality of brokerage and research services provided, as described in this and the following paragraphs. Many of these transactions involve payment of a brokerage commission by a Fund. In some cases, transactions are with firms who act as principals of their own accounts. In selecting brokers to effect portfolio transactions, the determination of what is expected to result in best execution at the most favorable price involves a number of largely judgmental considerations. Among these are the Adviser's evaluation of the broker's efficiency in executing and clearing transactions, block trading capability (including the broker's willingness to position securities) and the broker's reputation, financial strength and stability. The most favorable price to a Fund means the best net price without regard to the mix between purchase or sale price and commission, if any. Over-the-counter securities may be purchased and sold directly with principal market makers who retain the difference in their cost in the security and its selling price (i.e. "markups" when a market maker sells a security and "markdowns" when the market maker purchases a security). In some instances, the Adviser feels that better prices are available from non-principal market makers who are paid commissions directly.


     In allocating brokerage business for the Funds, the Adviser also takes into consideration the research, analytical, statistical and other information and services provided by the broker, such as general economic reports and information, reports or analyses of particular companies or industry groups, market timing and technical information, and the availability of the brokerage firm's analysts for consultation. While the Adviser believes these services have substantial value, they are considered supplemental to the Adviser's own efforts in the performance of its duties under the Advisory Agreements. Other clients of the Adviser may indirectly benefit from the availability of these services to the Adviser, and the Funds may indirectly benefit from services available to the Adviser as a result of transactions for other clients. The Advisory Agreements provide that the Adviser may cause the Funds to pay a broker which provides brokerage and research services to the Adviser a commission for effecting a securities transaction in excess of the amount another broker would have charged for effecting the transaction, if the Adviser determines in good faith that such amount of commission is reasonable in relation to the value of brokerage and research services provided by the executing broker viewed in terms of either the particular transaction or the Adviser's overall responsibilities with respect to the Funds and the other accounts as to which it exercises investment discretion. Brokerage commissions paid by the Prudent Bear Fund during the fiscal year ended September 30, 2002 were $5,094,464 on total transactions of $2,158,760,575; brokerage commissions paid by the Prudent Bear Fund during the fiscal year ended September 30, 2003 were $4,443,777 on total transactions of $2,689,882,962; and brokerage commissions paid by the Prudent Bear Fund during the fiscal year ended September 30, 2004 were $3,964,504 on total transactions of $2,345,300,569. During the fiscal year ended September 30, 2004 brokerage commissions paid by the Prudent Bear Fund to brokers who provided research services were $_______ on total transactions of $_______. During the fiscal year ended September 30, 2004, $_______ of credits used to reduce expenses of the Prudent Bear Fund were generated. Brokerage commissions paid by the Prudent Global Income Fund during the fiscal year ended September 30, 2002 were $68,075 on total transactions of $129,336,050; brokerage commissions paid by the Prudent Global Income Fund during the fiscal year ended September 30, 2003 were $357,834 on total transactions of $1,155,153,020; and brokerage commissions paid by the Prudent Global Income Fund during the fiscal year ended September 30, 2004 were $411,459 on total transactions of $1,618,685,017. During the fiscal year ended September 30, 2004 brokerage commissions paid by the Prudent Global Income Fund to brokers who provided research services were $_______ on total transactions of $_______. During the fiscal year ended September 30, 2004, $_______ of credits used to reduce expenses of the Prudent Global Income Fund were generated were generated.

                                      TAXES

     This section is not intended to be a complete discussion of present or proposed federal income tax laws and the effect of such laws on an investor. Investors are urged to consult with their respective tax advisers for a complete review of the tax ramifications of an investment in the Funds.

Taxation as Regulated Investment Company

     Each Fund intends to qualify annually for and elect tax treatment applicable to a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Prudent Bear Fund and the Prudent Global Income Fund have each so qualified in each of their fiscal years.

     In order to qualify as a regulated investment company under Subchapter M, each Fund must have at least 90% of its annual gross income derived from qualified sources and each Fund must have at least 50% of its assets invested in qualified assets for each quarter during a fiscal year, in addition to meeting other Code requirements. Certain investment activity of the Funds related to gold and precious metals may result in gross income that does not qualify for the 90% annual gross income requirement and may result in the Fund holding assets that do not qualify for the 50% quarterly asset test.

     To reduce the risk that a Fund's investments in gold, futures on gold, options on gold futures, and similar investments in other precious metals may result in the Fund's failure to satisfy the requirements of Subchapter M, the Adviser will endeavor to manage each Fund's portfolio so that (i) less than 10% of the Fund's gross income each year will be derived from such investments, and
(ii) less than 50% of the value of a Fund's assets, at the end of each quarter, will be invested in such assets.

     If a Fund fails to qualify as a regulated investment company under Subchapter M in any fiscal year, it will be treated as a corporation for federal income tax purposes. As such the Fund would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations. Shareholders of such a Fund would not be liable for income tax on the Fund's net investment income or net realized capital gains in their individual capacities. Distributions to shareholders, whether from the Fund's net investment income or net realized capital gains, would be treated as taxable dividends to the extent of current or accumulated earnings and profits of the Fund.

Tax Character of Distributions and Redemptions

     Each Fund intends to distribute substantially all of its net investment income and net capital gain each fiscal year. Dividends from net investment income and short-term capital gains are taxable to investors as ordinary income (although a portion of such dividends may be taxable to investors at the lower rate applicable to dividend income), while distributions of net long-term capital gains are taxable as long-term capital gain regardless of the shareholder's holding period for the shares. Distributions from each Fund are taxable to investors, whether received in cash or in additional shares of the Fund.

     Any dividend or capital gain distribution paid shortly after a purchase of shares of a Fund, will have the effect of reducing the per share net asset value of such shares by the amount of the dividend or distribution. Furthermore, if the net asset value of the shares of a Fund immediately after a dividend or distribution is less than the cost of such shares to the shareholder, the dividend or distribution will be taxable to the shareholder even though it results in a return of capital to him.

     Redemption of shares will generally result in a capital gain or loss for income tax purposes. Such capital gain or loss will be long term or short term, depending upon the holding period. However, if a loss is realized on shares held for six months or less, and the investor received a capital gain distribution during that period, then such loss is treated as a long-term capital loss to the extent of the capital gain distribution received.

Tax Character of Option and Straddle Transactions

     If a call option written by a Fund expires, the amount of the premium received by the Fund for the option will be short-term capital gain. If such an option is closed by a Fund, any gain or loss realized by the Fund as a result of the closing purchase transaction will be short-term capital gain or loss. If the holder of a call option exercises the holder's right under the option, any gain or loss realized by the Fund upon the sale of the underlying security pursuant to such exercise will be short-term or long-term capital gain or loss to the Fund depending on the Fund's holding period for the underlying security.

     With respect to call options purchased by a Fund, the Fund will realize short-term or long-term capital gain or loss if such option is sold and will realize short-term or long-term capital loss if the option is allowed to expire depending on the Fund's holding period for the call option. If such a call option is exercised, the amount paid by the Fund for the option will be added to the basis of the stock or futures contract so acquired.

     The Funds may utilize options on stock indexes. Options on "broadbased" stock indexes are classified as "nonequity options" under the Code. Gains and losses resulting from the expiration, exercise or closing of such nonequity options, as well as gains and losses resulting from futures contract transactions, will be treated as long-term capital gain or loss to the extent of 60% thereof and short-term capital gain or loss to the extent of 40% thereof (hereinafter "blended gain or loss"). In addition, any nonequity option held by a Fund on the last day of a fiscal year will be treated as sold for market value on that date, and gain or loss recognized as a result of such deemed sale will be blended gain or loss. These tax considerations may have an impact on investment decisions made by the Fund.

     The trading strategies of the Funds may constitute "straddle" transactions. Straddles may affect the short-term or long-term holding period of certain investments for distribution characterization, and may cause the postponement of recognition of losses incurred in certain closing transactions for tax purposes.

Capital Loss Carryover


     As of September 30, 2004, the Prudent Bear Fund had an accumulated net realized capital loss carryover of $2,974,983 expiring in 2011 and 90,004,020 expiring in 2012. To the extent the Prudent Bear Fund realizes future net capital gains, taxable distributions to its shareholders will be offset by any unused capital loss carryover.

Foreign Withholding Taxes

     The Prudent Bear Fund and the Prudent Global Income Fund may be subject to foreign withholding taxes on income and gains derived from its investments outside the U.S. Such taxes would reduce the return on either Fund's investments. Tax treaties between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the value of a Fund's total assets at the close of any taxable year consist of securities of foreign corporations, the Fund may elect, for U.S. federal income tax purposes, to treat any foreign country income or withholding taxes paid by it that can be treated as income taxes under U.S. income tax principles, as paid by its shareholders. For any year that a Fund makes such an election, each of its shareholders will be required to include in his income (in addition to taxable dividends actually received) his allocable share of such taxes paid by such Fund and will be entitled, subject to certain limitations, to credit his portion of these foreign taxes against his U.S. federal income tax due, if any, or to deduct it (as an itemized deduction) from his U.S. taxable income, if any. Generally, credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his foreign source taxable income.

     If the pass through election described above is made, the source of such Fund's income flows through to its shareholders. Certain gains from the sale of securities and currency fluctuations will not be treated as foreign source taxable income. In addition, this foreign tax credit limitation must be applied separately to certain categories of foreign source income, one of which is foreign source "passive income." For this purpose, foreign "passive income" includes dividends, interest, capital gains and certain foreign currency gains. As a consequence, certain shareholders may not be able to claim a foreign tax credit for the full amount of their proportionate share of the foreign tax paid by such Fund.

     The foreign tax credit can be used to offset only 90% of the alternative minimum tax (as computed under the Code for purposes of this limitation) imposed on corporations and individuals. If a Fund does not make the pass through election described above, the foreign taxes it pays will reduce its income and distributions by the Fund will be treated as U.S. source income.

     Each shareholder will be notified within 60 days after the close of a Fund's taxable year whether, pursuant to the election described above, the foreign taxes paid by such Fund will be treated as paid by its shareholders for that year and, if so, such notification will designate: (i) the foreign taxes paid; and (ii) such Fund's dividends and distributions that represent income derived from foreign sources.

Passive Foreign Investment Companies

     Each Fund may invest in stocks of foreign companies that are classified under the Code as passive foreign investment companies ("PFICs"), if that stock is a permissible investment. In general, a foreign company is classified as a PFIC if it meets either of the following tests: (1) at least 75% of its gross income is passive; or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Unless a Fund makes a "QEF election" or a "mark to market" election as described below, the Fund generally will be subject to an interest charge in addition to federal income tax (at ordinary income rates) on (i) any "excess distribution" received on the stock of a PFIC, or (ii) any gain from disposition of PFIC stock that was acquired in an earlier taxable year. This interest charge and ordinary income tax treatment will apply even if the Fund distributes such income as a taxable dividend to its shareholders. Any portion of a PFIC distribution that is not an "excess distribution", will be included in the Funds' investment company taxable income and, accordingly, will not be taxable to the Funds to the extent they distribute that income to their shareholders.

     A Fund may avoid the imposition of the interest charge and other adverse tax consequences of PFIC status described above if the Fund makes an election to treat the particular PFIC as a "qualified electing fund" (a "QEF"), and if this election is made for the first taxable year in which the Fund owns stock of such PFIC. If a Fund invests in a PFIC and makes such a QEF election, the interest charge and other adverse tax consequences of PFIC status described above will not apply with respect to such PFIC. Instead, the Fund will be required to include in the Fund's income each year the Fund's pro rata share of the QEF's annual ordinary earnings and net capital gain (which such Fund may have to distribute to satisfy the distribution requirement under Subchapter M ("Distribution Requirement"), even if the QEF does not distribute those earnings and gain to the Fund). In most instances it will be very difficult, if not impossible, to make this election because of certain of its requirements.

     A Fund may also avoid the imposition of the interest charge and other adverse tax consequences of PFIC status described above if the Fund makes a "mark to market" election with respect to the stock of a particular PFIC, and if this election is made for the first taxable year in which the Fund owns stock of such PFIC. "Marking-to-market," in this context, means including in the Fund's ordinary income each taxable year the excess, if any, of the fair market value of a PFIC's stock over such Fund's adjusted basis therein as of the end of that year. Pursuant to the election, a Fund also would be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included by the Fund for prior taxable years under the election. A Fund's adjusted basis in each PFIC's stock with respect to which it has made this election will be adjusted to reflect the amounts of income included and deductions taken thereunder. The QEF election and the mark-to-market election may accelerate the recognition of income by a Fund (without the receipt of cash) and increase the amount required to be distributed by a Fund to avoid taxation. Making either of these elections therefore may require a Fund to liquidate other investments to meet its Distribution Requirement (including when it may not be advantageous for a Fund to liquidate such investments), which may accelerate the recognition of gain and affect a Fund's total return.

Backup Withholding

     The Funds may be required to withhold Federal income tax at a rate of 28% ("backup withholding") from dividend payments and redemption proceeds if a shareholder fails to furnish the Funds with his social security or other tax identification number and certify under penalty of perjury that such number is correct and that he is not subject to backup withholding due to the under reporting of income. The certification form is included as part of the share purchase application and should be completed when the account is opened.

                              SHAREHOLDER MEETINGS

     The Maryland General Corporation Law permits registered investment companies, such as the Corporation, to operate without an annual meeting of shareholders under specified circumstances if an annual meeting is not required by the Act. The Corporation has adopted the appropriate provisions in its Bylaws and may, at its discretion, not hold an annual meeting in any year in which the election of directors is not required to be acted on by shareholders under the Act.

     The Corporation's Bylaws also contain procedures for the removal of directors by its shareholders. At any meeting of shareholders, duly called and at which a quorum is present, the shareholders may, by the affirmative vote of the holders of a majority of the votes entitled to be cast thereon, remove any director or directors from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed directors.

     Upon the written request of the holders of shares entitled to not less than ten percent (10%) of all the votes entitled to be cast at such meeting, the Secretary of the Corporation shall promptly call a special meeting of shareholders for the purpose of voting upon the question of removal of any director. Whenever ten or more shareholders of record who have been such for at least six months preceding the date of application, and who hold in the aggregate either shares having a net asset value of at least $25,000 or at least one percent (1%) of the total outstanding shares, whichever is less, shall apply to the Corporation's Secretary in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to a request for a meeting as described above and accompanied by a form of communication and request which they wish to transmit, the Secretary shall within five business days after such application either: (1) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the Corporation; or (2) inform such applicants as to the approximate number of shareholders of record and the approximate cost of mailing to them the proposed communication and form of request.

     If the Secretary elects to follow the course specified in clause (2) of the last sentence of the preceding paragraph, the Secretary, upon the written request of such applicants, accompanied by a tender of the material to be mailed and of the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books unless within five business days after such tender the Secretary shall mail to such applicants and file with the Securities and Exchange Commission, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Board of Directors to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion.

     After opportunity for hearing upon the objections specified in the written statement so filed, the Securities and Exchange Commission may, and if demanded by the Board of Directors or by such applicants shall, enter an order either sustaining one or more of such objections or refusing to sustain any of them. If the Securities and Exchange Commission shall enter an order refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more of such objections, the Securities and Exchange Commission shall find, after notice and opportunity for hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Secretary shall mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.

                                CAPITAL STRUCTURE

     The Corporation's Articles of Incorporation permit the Board of Directors to issue 1,000,000,000 shares of common stock, with a $.0001 par value. The Board of Directors has the power to designate one or more classes of shares of common stock and to classify or reclassify any unissued shares of common stock. Currently the Corporation has authorized three portfolios, the Prudent Bear Fund, the Prudent Global Income Fund and the Prudent Bear Large Cap Fund. The Prudent Bear Fund has two classes, the No Load Shares and the Class C Shares. The Prudent Global Income Fund and the Prudent Bear Large Cap Fund have one class only, the No Load Shares. Of the 1,000,000,000 shares of common stock authorized, 250,000,000 have been designated for each of the four classes.

     Each class of shares of each Fund are fully paid and non-assessable; have no preferences as to conversion, exchange, dividends, retirement or other features; and have no preemptive rights. Each class of shares bears differing class specific expenses such as 12b-1 fees. Each class of shares of each Fund have non-cumulative voting rights, meaning that the holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Directors if they so choose. Generally shares are voted in the aggregate and not by each class or Fund, except where class voting rights (i.e. by Fund or class) is required by Maryland law or the Act.

     The shares of each Fund have the same preferences, limitations and rights, except that all consideration received from the sale of shares of each Fund, together with all income, earnings, profits and proceeds thereof, belong to that Fund and are charged with the liabilities in respect of that Fund and of that Fund's share of the general liabilities of the Corporation in the proportion that the total net assets of the Fund bears to the total net assets of all of the Funds. However the Board of Directors of the Corporation may, in its discretion direct that any one or more general liabilities of the Corporation be allocated among the Funds on a different basis. The net asset value per share of each Fund is based on the assets belonging to that Fund less the liabilities charged to that Fund, and dividends are paid on shares of each Fund only out of lawfully available assets belonging to that Fund. In the event of liquidation or dissolution of the Corporation, the shareholders of each Fund will be entitled, out of the assets of the Corporation available for distribution, to the assets belonging to such Fund.

                        DESCRIPTION OF SECURITIES RATINGS

     Each of the Funds may invest in commercial paper and commercial paper master notes assigned ratings of either Standard & Poor's Corporation ("Standard & Poor's") or Moody's Investors Service, Inc. ("Moody's"). A brief description of the ratings symbols and their meanings follows.


     Standard & Poor's Commercial Paper Ratings. A Standard & Poor's commercial paper rating is a current opinion of the likelihood of timely payment of debt considered short-term in the relevant market. Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. The three highest categories are as follows:


     A-1. This highest category indicates that the degree of safety regarding timely payment is strong. Those issuers determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

     A-2. Capacity for timely payment on issues with this designation is satisfactory. However the relative degree of safety is not as high as for issuers designated "A-1".

     A-3. Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying a higher designation.

     Moody's Investors Service, Inc Commercial Paper. Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Moody's ratings are opinions, not recommendations to buy or sell, and their accuracy is not guaranteed.


     Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:


     Prime-1 - Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:


     o    Leading market positions in well-established industries.

     o    High rates of return on funds employed.

     o Conservative capitalization structure with moderate reliance on debt and ample asset protection.

     o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

     o Well-established access to a range of financial markets and assured sources of alternate liquidity.


     Prime-2 - Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     Prime-3 - Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.


     The Prudent Global Income Fund may invest in debt securities of foreign countries rated AAA or AA by Standard & Poor's.

    Standard & Poor's Characteristics of Sovereign Debt of Foreign Countries.
    -------------------------------------------------------------------------

     AAA Stable, predictable governments with demonstrated track record of responding flexibly to changing economic and political circumstances.

          Prosperous and resilient economies, high per capita incomes.

          Low fiscal deficits and government debt, low inflation.

          Low external debt.

     AA Stable, predictable governments with demonstrated track record of responding flexibly to changing economic and political circumstances.

          Tightly integrated into global trade and financial system.

          Differ from AAAs only to a small degree because:

          o Economies are smaller, less prosperous and generally more vulnerable to adverse external influences (e.g., protection and terms of trade shocks).

          o    More variable fiscal deficits, government debt and inflation.

          o    Moderate to high external debt.

     A Politics evolving toward more open, predictable forms of governance in environment of rapid economic and social change.

          Established trend of integration into global trade and financial system.

          Economies are smaller, less prosperous and generally more vulnerable to adverse external influences (e.g., protection and terms of trade shocks).

          Usually rapid growth in output and per capita incomes.

          Manageable through variable fiscal deficits, government debt and inflation.

          Usually low but variable debt.



                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     PricewaterhouseCoopers LLP, 100 East Wisconsin Avenue, Suite 1500, Milwaukee, Wisconsin 53202, has been selected as the independent registered public accounting firm for each of the Funds. As such, PricewaterhouseCoopers LLP is responsible for auditing the financial statements of the Funds.

PROSPECTUS                                                    JANUARY 31, 2005


                                  PRUDENT BEAR
                                 LARGE CAP FUND

                                 NO LOAD SHARES

 Prudent Bear Funds, Inc.                         1-800-711-1848
 8140 Walnut Hill Lane, Suite 300                 (Fund & Account Information)
 Dallas, Texas  75231                             http://www.prudentbear.com

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

PRUDENT BEAR LARGE CAP FUND

  The Prudent Bear Large Cap Fund seeks capital appreciation in a declining equity market. Please read this prospectus and keep it for future reference.
It contains important information, including information on how the Prudent Bear Large Cap Fund invests and the services it offers to shareholders.

TABLE OF CONTENTS

Questions Every Investor Should Ask Before
  Investing in the Prudent Bear Large Cap Fund                            3

Fees and Expenses                                                         5

Investment Objective and Strategies                                       6

Management of the Fund                                                    7

The Fund's Share Price                                                    8

Purchasing No Load Shares                                                 8

Redeeming No Load Shares                                                 12

Exchanging No Load Shares                                                16

Dividends, Distributions and Taxes                                       16

QUESTIONS EVERY INVESTOR SHOULD ASK BEFORE INVESTING IN THE PRUDENT BEAR LARGE CAP FUND

1. WHAT IS THE FUND'S GOAL?

   The Prudent Bear Large Cap Fund seeks capital appreciation.

2. WHAT ARE THE FUND'S PRINCIPAL INVESTMENT STRATEGIES?

   The Prudent Bear Large Cap Fund seeks capital appreciation in declining equity markets. If the Fund is successful in achieving its objective, then, assuming declining equity markets, the Fund will provide investment results that meet or exceed the opposite of the results of a blended average of the Standard & Poor's Index of 100 highly capitalized stocks ("S&P 100") and the NASDAQ Index of the 100 largest OTC stocks ("NDX"). In the event of rising equity markets, the Fund may take a temporary defensive position by investing some or all of its assets in money market instruments. In response to rising equity markets, the Fund may also change its investment objective (without shareholder approval).
To accomplish the Prudent Bear Large Cap Fund's investment objective, the Fund will primarily use the following two investment tactics:

  o  SHORT SELLING OF INDIVIDUAL COMMON STOCKS - It's investment adviser, David
     W. Tice & Associates, LLC (the "Adviser"), will select individual stocks from among the 200 stocks included in the S&P 100 and the NDX to sell short. Stocks will be selected from those included in the indices using a "bottom-up" investment analysis based on company-specific fundamental factors. In selecting stocks for short sales, the Adviser will endeavor to maintain a sector weighting comparable to that of the two indices.

  o INDEX FUTURES, OPTIONS ON INDEX FUTURES AND OPTIONS ON STOCK INDICES - The Prudent Bear Large Cap Fund may sell futures contracts on the Standard & Poor's Composite Index of 500 Stocks ("S&P 500") and NDX and may purchase put options on those indices as well as futures contracts on those indices.

  Based on the Adviser's assessment of market conditions, the Adviser will utilize the investment tactics that best accommodate the flow of funds into and out of the Prudent Bear Large Cap Fund. The Adviser actively manages the Prudent Bear Large Cap Fund's portfolio. The Prudent Bear Large Cap Fund's annual portfolio turnover rate usually will exceed 100%.

3. WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

   Investors in the Fund may lose money. There are risks associated with the types of securities in which the Fund invests. These risks include:

  o MARKET RISK: The prices of the securities or the performance of the target indices in which the Prudent Bear Large Cap Fund invests may move against the Fund for a number of reasons.

  o ASSET ALLOCATION RISK: The Prudent Bear Large Cap Fund will be "short" the market in substantially all situations and its investment results will suffer if there is a general stock market advance. This risk is in addition to the market risks associated with each of the Fund's investments.

  o SHORT SALES RISK: The Prudent Bear Large Cap Fund's investment performance will suffer if a security that it has sold short appreciates in value. The Fund's investment performance may also suffer if it is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from other securities lenders.

  o OPTIONS ON INDICES AND INDEX FUTURES INVESTING RISK: If the Prudent Bear Large Cap Fund purchases an option on an index or an index future and the index fails to move in the direction the Adviser expected, the Fund will lose most or all of the amount the Fund paid for the option, plus commission costs. If the Prudent Bear Large Cap Fund writes ("sells") an option on an index or an index future and the index fails to move in the direction the Adviser expected, the Fund's losses could easily exceed the proceeds it received when it wrote the option.

  o FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS RISK: The Prudent Bear Large Cap Fund may purchase and sell stock index futures and options on stock index futures contracts. Futures contracts present risks of the possible inability to close a future contract when desired, losses due to unanticipated market movements which are potentially unlimited, and the possible inability of the Adviser to correctly predict the direction of securities prices.

  o HIGH PORTFOLIO TURNOVER RISK: High portfolio turnover necessarily results in correspondingly greater transaction costs (such as brokerage commissions or markups or markdowns) which the Prudent Bear Large Cap Fund must pay and increased realized gains (or losses) to investors. Distributions to shareholders of short-term capital gains are taxed as ordinary income under federal income tax laws. The Prudent Bear Large Cap Fund's portfolio turnover rate is not calculated with regard to securities, including options and futures contracts, having a maturity of less than one year. Consequently the transaction costs incurred by the Fund are likely to be greater than the transaction costs incurred by a mutual fund investing exclusively in common stocks that has a similar portfolio turnover rate.

  Because of these risks the Fund is a suitable investment only for those investors who have long-term investment goals. Prospective investors who are uncomfortable with an investment that will fluctuate in value should not invest in the Fund.

4. HOW HAS THE FUND PERFORMED?

   The Fund has not yet commenced operations and has no performance history.
The Fund's performance (before and after taxes) will vary from year to year. As a shareholder, you may lose or make money on your investment.

FEES AND EXPENSES

  The table below describes the fees and expenses that you may pay if you buy and hold No Load shares of the Prudent Bear Large Cap Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on                           No Sales Charge
  Purchases (as a percentage of offering price)
Maximum Deferred Sales Charge (Load)                             No Deferred
  (as a percentage of offering price)                            Sales Charge
Maximum Sales Charge (Load) Imposed on Reinvested                No Sales Charge
  Dividends and Distributions (as a percentage of offering price)
Redemption Fee                                                   1.00%(1)<F1>
Exchange Fee                                                     None(2)<F2>


(1)<F1> The redemption fee applies only to shares sold within 30 days of their purchase date. Our transfer agent charges a fee of $15.00 for each wire redemption.
(2)<F2> Our transfer agent charges a fee of $5.00 for each telephone exchange.



ANNUAL FUND OPERATING EXPENSES
(Expenses that are Deducted from Fund Assets)
Management Fees                                             0.75%
Distribution and/or Service (12b-1) Fees                    0.25%
Other Expenses
     Dividends on Short Positions                           ____%(1)<F3>(2)<F4>
     All Remaining Other Expenses                           ____%(1)<F3>
                                                            -----
Total Other Expenses                                        ____%(1)<F3>
                                                            -----
Total Annual Fund Operating Expenses                        ____%(1)<F3>
                                                            -----
                                                            -----



(1)<F3>   Based on estimates for the fiscal year ending September 30, 2005.
(2)<F4> When the Fund borrows a security to make a short sale, the Fund has to pay the lender of the security the value of any dividends earned on the borrowed security ("dividend-substitute payments"). These dividend-substitute payments are investment expenses of the Fund.


EXAMPLE

  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                  1 YEAR                 3 YEARS
                  ------                 -------
                   $___                    $___


INVESTMENT OBJECTIVE AND STRATEGIES

INVESTMENT OBJECTIVE

  The Prudent Bear Large Cap Fund seeks capital appreciation. The Prudent Bear Large Cap Fund may take temporary defensive positions if the Adviser believes equity markets are likely to rise significantly after having declined significantly. This means the Prudent Bear Large Cap Fund will invest some or all of its assets in money market instruments (like U.S. Treasury Bills, commercial paper or repurchase agreements). The Prudent Bear Large Cap Fund will not be able to achieve its investment objective of capital appreciation to the extent that it invests in money market instruments since these securities earn interest but do not appreciate in value. In order to provide a degree of flexibility, the Fund may change its investment objective without obtaining shareholder approval. Please remember that an investment objective is not a guarantee. An investment in the Prudent Bear Large Cap Fund might not appreciate and investors could lose money.

  Even when not taking a temporary defensive position, the Prudent Bear Large Cap Fund will invest in money market instruments and hold some cash so that it can pay expenses, satisfy redemption requests or take advantage of investment opportunities. As a consequence of some of the investment techniques utilized by the Prudent Bear Large Cap Fund, particularly effecting short sales, a significant portion of its assets (up to 100%) will be held in liquid securities, including money market instruments, as "cover" for these investment techniques. These assets may not be sold while the corresponding transaction, such as a short sale, is open unless they are replaced by similar assets. As a result, the commitment of a large portion of the Prudent Bear Large Cap Fund's assets to "cover" investment techniques may make it more difficult for the Fund to meet redemption requests or pay its expenses.

PRINCIPAL INVESTMENT STRATEGIES

  The Prudent Bear Large Cap Fund is designed to provide a means for investors to protect a portfolio from declines in the equity markets resulting from the relative over-valuation of common stocks or other reasons. The Prudent Bear Large Cap Fund attempts to do so by selecting investments that move inversely with recognized common stock indices.

  The Prudent Bear Large Cap Fund is not a "market timing" fund. At most times, it will maintain a portfolio of short positions, as the Adviser believes that the equity markets currently are, in general, over-valued and are more likely to decline significantly than to advance significantly. In making investment decisions for the Prudent Bear Large Cap Fund, the Adviser may sell short index-based securities in addition to effecting short sales in individual stocks.

  From time to time the Prudent Bear Large Cap Fund may utilize the following investment tactic. This investment tactic is not a principal investment strategy of the Prudent Bear Large Cap Fund.

  o INDEX BASED INVESTMENT COMPANIES: The Prudent Bear Large Cap Fund may sell short securities of investment companies that hold securities comprising a recognized securities index such as SPDRs, which hold the component stocks of the S&P 100 (as well as the other stocks in the S&P 500) or the NDX. These securities may trade at discounts to their net asset value. As an investor in securities of index based investment companies, the Prudent Bear Large Cap Fund will indirectly bear its proportionate share of the expenses of those investment companies.

MANAGEMENT OF THE FUND

DAVID W. TICE & ASSOCIATES, LLC MANAGES THE INVESTMENTS OF THE PRUDENT BEAR LARGE CAP FUND.

  David W. Tice & Associates, LLC is the investment adviser to the Prudent Bear Large Cap Fund. The Adviser's address is:

  43-46 Norre Gade, Suite 137
  Charlotte Amalie, St. Thomas, U.S. Virgin Islands  00802

  As investment adviser, the Adviser manages the investment portfolio of the Fund. The Adviser makes the decisions as to which securities to buy and which securities to sell. The Prudent Bear Large Cap Fund will pay the Adviser an annual advisory fee equal to 0.75% of its average net assets.


  David W. Tice will be primarily responsible for the day-to-day management of the portfolio of the Prudent Bear Large Cap Fund. Mr. Tice is assisted by an investment committee consisting of three individuals. Mr. Tice is the President and founder of the Adviser. The Adviser (including its corporate predecessor) has been conducting an investment advisory business since 1993. Prior to organizing the Adviser, Mr. Tice conducted the same investment advisory business as a sole proprietorship since 1988. Mr. Tice is a Chartered Financial Analyst and a Certified Public Accountant. He is also president and sole shareholder of BTN Research, Inc., a registered broker-dealer.


DISTRIBUTION FEES

  The Prudent Bear Large Cap Fund has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act. This Plan allows the Fund to use up to 0.25% of its average daily net assets to pay sales, distribution and other fees for the sale of its shares and for services provided to investors. Because these fees are paid out of the Fund's assets, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


PORTFOLIO HOLDINGS OF THE FUND



   The Prudent Bear Large Cap Fund's Statement of Additional Information, which is incorporated by reference into this Prospectus, contains a description of the Fund's policies and procedures respecting disclosure of its portfolio holdings.


THE FUND'S SHARE PRICE


  The price at which investors purchase No Load shares of the Fund and at which shareholders redeem No Load shares of the Fund is called its net asset value. The Fund normally calculates its net asset value as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on national holidays, Good Friday and weekends. The Fund calculates its net asset value based on the market prices of the securities (other than money market instruments) it holds. The Fund will process purchase orders and redemption orders that it receives in good order prior to the close of regular trading on a day that the New York Stock Exchange is open at the net asset value determined LATER THAT DAY. It will process purchase orders and redemption orders that it receives in good order AFTER the close of regular trading at the net asset value determined at the close of regular trading on the NEXT DAY the New York Stock Exchange is open. If an investor sends a purchase order or redemption request to the Fund's corporate address, instead of to its transfer agent, the Fund will forward it to the transfer agent and the effective date of the purchase order or redemption request will be delayed until the purchase order or redemption request is received by the transfer agent.



   When market quotations are not readily available or are deemed unreliable, the Prudent Bear Large Cap Fund values the securities that it holds at fair value as determined in good faith by the Adviser in accordance with procedures approved by the Fund's Board of Directors. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market. Other types of securities that the Prudent Bear Large Cap Fund may hold for which fair value pricing might be required include, but are not limited to: (a) illiquid securities, including "restricted" securities and private placements for which there is no public market; (b) securities of an issuer that has entered into a restructuring; (c) securities whose trading has been halted or suspended; and (d) fixed income securities that have gone into default and for which there is not a current market value quotation. Further, if events occur that materially affect the value of a security between the time trading ends on that particular security and the close of the normal trading session of the New York Stock Exchange, the Prudent Bear Large Cap Fund may value the security at its fair value. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. There can be no assurance that the Prudent Bear Large Cap Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value per share.



   The Prudent Bear Large Cap Fund prices foreign securities in terms of U.S. dollars at the official exchange rate. Alternatively, the Prudent Bear Large Cap Fund may price these securities at the average of the current bid and asked prices of such currencies against the dollar last quoted by a major bank that is a regular participant in the foreign exchange market, or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. If the Prudent Bear Large Cap Fund does not have any of these alternatives available to it or the alternatives do not provide a suitable method for converting a foreign currency into U.S. dollars, the Adviser in accordance with procedures approved by the Board of Directors will establish a conversion rate for such currency. Trading in securities in foreign markets takes place on some days (including some weekend days and U.S. holidays) when the New York Stock Exchange is not open, and does not take place on some days the New York Stock Exchange is open. So, the value of the Prudent Bear Large Cap Fund's portfolio may be affected on days when the Fund does not calculate its NAV and investors cannot purchase or redeem Fund shares.


PURCHASING NO LOAD SHARES

HOW TO PURCHASE NO LOAD SHARES FROM THE FUND

  1.  Read this prospectus carefully.

  2. Determine how much you want to invest keeping in mind the following minimums:

      a.  New accounts
          o  Individual Retirement Accounts                     $1,000
          o  All other Accounts                                 $2,000

      b.  Existing accounts
          o  Dividend reinvestment                          No Minimum
          o  All other investments
             (by mail)                                          $  100
             (by wire)                                          $1,000

  3. Complete the New Account Application accompanying this prospectus, carefully following the instructions. For additional investments, complete the remittance form attached to your individual account statements. (The Fund has additional New Account Applications and remittance forms if you need them.) If you have any questions, please call 1-800-711-1848.


  4. Make your check payable to the full name of the Fund. All checks must be drawn on U.S. banks. The Fund will not accept cash or third party checks. The Fund will not accept payment in cash, including money orders. The Fund also does not accept cashier's checks in amounts of less than $10,000. Also, to prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, travelers checks or starter checks for the purchase of shares. U.S. BANCORP FUND SERVICES, LLC, THE FUND'S TRANSFER AGENT, WILL CHARGE A $25 FEE AGAINST A SHAREHOLDER'S ACCOUNT FOR ANY PAYMENT CHECK, AUTOMATIC INVESTMENT PURCHASE OR ELECTRONIC FUNDS TRANSFER RETURNED TO THE TRANSFER AGENT. THE SHAREHOLDER WILL ALSO BE RESPONSIBLE FOR ANY LOSSES SUFFERED BY THE FUND AS A RESULT.


  5.  Send the application and check to:

      BY FIRST CLASS MAIL
          Prudent Bear Funds, Inc.
          c/o U.S. Bancorp Fund Services, LLC
          P.O. Box 701
          Milwaukee, WI 53201-0701

      BY OVERNIGHT DELIVERY SERVICE OR EXPRESS MAIL
          Prudent Bear Funds, Inc.
          c/o U.S. Bancorp Fund Services, LLC
          3rd Floor
          615 East Michigan Street
          Milwaukee, WI 53202-5207

          PLEASE DO NOT SEND LETTERS BY OVERNIGHT DELIVERY SERVICE OR EXPRESS MAIL TO THE POST OFFICE BOX ADDRESS.


  You may purchase shares by wire transfer.



  Initial Investment by Wire - If you wish to open an account by wire, please call 1-800-711-1848 before you wire funds in order to make arrangements with a telephone service representative to submit your completed application via mail, overnight delivery, or facsimile. Upon receipt of your application, your account will be established and a service representative will contact you within 24 hours to provide an account number and wiring instructions. You may then contact your bank to initiate the wire using the instructions you were given.



  Subsequent Investments by Wire - Please call 1-800-711-1848 before you wire funds in order to advise the transfer agent of your intent to wire funds. This will ensure prompt and accurate credit upon receipt of your wire.



  YOU SHOULD WIRE FUNDS TO:


      U.S. Bank, N.A.
      777 East Wisconsin Avenue
      Milwaukee, WI 53202
      ABA #075000022

      CREDIT:
      U.S. Bancorp Fund Services, LLC
      Account #112-952-137

      FURTHER CREDIT:
      (name of Fund to be purchased)
      (shareholder registration)
      (shareholder account number, if known)

  You should then send a properly signed New Account Application marked "FOLLOW-UP" to either of the addresses listed above. PLEASE REMEMBER THAT U.S. BANK, N.A. MUST RECEIVE YOUR WIRED FUNDS PRIOR TO THE CLOSE OF REGULAR TRADING ON THE NEW YORK STOCK EXCHANGE FOR YOU TO RECEIVE SAME DAY PRICING. THE FUND AND U.S. BANK, N.A. ARE NOT RESPONSIBLE FOR THE CONSEQUENCES OF DELAYS RESULTING FROM THE BANKING OR FEDERAL RESERVE WIRE SYSTEM, OR FROM INCOMPLETE WIRING INSTRUCTIONS.

PURCHASING NO LOAD SHARES FROM BROKER-DEALERS, FINANCIAL INSTITUTIONS AND OTHERS

  Some broker-dealers may sell shares of the Prudent Bear Large Cap Fund. These broker-dealers may charge investors a fee either at the time of purchase or redemption. The fee, if charged, is retained by the broker-dealer and not remitted to the Fund or the Adviser. Some broker-dealers may purchase and redeem shares on a three day settlement basis.

  The Fund may enter into agreements with broker-dealers, financial institutions or other service providers ("Servicing Agent(s)") that may include the Fund as investment alternatives in the programs they offer or administer. Servicing Agents may:

  o Become shareholders of record of the Fund. This means all requests to purchase additional shares and all redemption requests must be sent through the Servicing Agent. This also means that purchases made through Servicing Agents are not subject to the Fund's minimum purchase requirements.

  o Use procedures and impose restrictions that may be in addition to, or different from, those applicable to investors purchasing shares directly from the Fund.

  o Charge fees to their customers for the services they provide them. Also, the Fund and/or the Adviser may pay fees to Servicing Agents to compensate them for the services they provide their customers.

  o Be allowed to purchase shares by telephone with payment to follow the next day. If the telephone purchase is made prior to the close of regular trading on the New York Stock Exchange, it will receive same day pricing.

  o Be authorized to accept purchase orders on behalf of the Fund (and designate other Servicing Agents to accept purchase orders on the Fund's behalf). If the Fund has entered into an agreement with a Servicing Agent pursuant to which the Servicing Agent (or its designee) has been authorized to accept purchase orders on the Fund's behalf, then all purchase orders received in good order by the Servicing Agent (or its designee) before 4:00 p.m. Eastern Time will receive that day's net asset value, and all purchase orders received in good order by the Servicing Agent (or its designee) after 4:00 p.m. Eastern Time will receive the next day's net asset value.

  If you decide to purchase No Load shares through Servicing Agents, please carefully review the program materials provided to you by the Servicing Agent. When you purchase No Load shares of the Fund through a Servicing Agent, it is the responsibility of the Servicing Agent to place your order with the Fund on a timely basis. If the Servicing Agent does not, or if it does not pay the purchase price to the Fund within the period specified in its agreement with the Fund, it may be held liable for any resulting fees or losses.

TELEPHONE PURCHASES

  The telephone purchase option allows investors to make subsequent investments directly from a bank checking or savings account. To establish the telephone purchase option for your account, complete the appropriate section in the New Account Application. Only bank accounts held at domestic financial institutions that are Automated Clearing House ("ACH") members may be used for telephone transactions. This option will become effective approximately 15 business days after the application form is received by U.S. Bancorp Fund Services, LLC. Purchases must be in amounts of $100 or more and may not be used for initial purchases of shares of the Prudent Bear Large Cap Fund. To have shares of the Large Cap Fund purchased at the net asset value determined at the close of regular trading on a given date, U.S. Bancorp Fund Services, LLC must receive both your purchase order and payment by Electronic Funds Transfer through the ACH system prior to the close of regular trading on such date. Most transfers are completed within one business day. Telephone purchases may be made by calling 1-800-711-1848.

OTHER INFORMATION ABOUT PURCHASING NO LOAD SHARES OF THE FUND

  The Fund may reject any purchase order for any reason. The Fund will not accept initial purchase orders made by telephone unless they are from a Servicing Agent which has an agreement with the Fund.

  The Fund will not issue certificates evidencing shares purchased unless the investor makes a written request for a certificate. The Fund will send investors a written confirmation for all purchases of No Load shares whether or not evidenced by certificates.

  The Fund offers an automatic investment plan allowing shareholders to make purchases of No Load shares on a regular and convenient basis. The Fund offers the following retirement plans:

  o  Traditional IRA
  o  Roth IRA
  o  SEP-IRA
  o  Coverdell Education Savings Account

  Investors can obtain further information about the automatic investment plan and the IRAs by calling the Fund at 1-800-711-1848. The Fund recommends that investors consult with a competent financial and tax advisor regarding the IRAs before investing through them.

ANTI-MONEY LAUNDERING COMPLIANCE

  The Fund and the Fund's distributors are required to comply with various anti-money laundering laws and regulations. Consequently, the Fund or the Fund's distributors may request additional information from you to verify your identity and source of funds. If the Fund or the Fund's distributors deem that the information submitted does not provide for adequate identity verification, the Fund reserves the right to reject the establishment of your account. If at any time the Fund believes an investor may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, it may choose not to establish a new account or may be required to "freeze" a shareholder's account. It also may be required to provide a governmental agency or another financial institution with information about transactions that have occurred in a shareholder's account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit the Fund or the Fund's distributors to inform the shareholder that it has taken the actions described above.

HOUSEHOLDING

  To reduce expenses, we may mail only one copy of the Fund's prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at 1-800-711-1848. We will begin sending you individual copies thirty days after receiving your request.

REDEEMING NO LOAD SHARES

HOW TO REDEEM (SELL) NO LOAD SHARES BY MAIL

  1.  Prepare a letter of instruction containing:

      o   the name of the Fund

      o   account number(s)

      o   the amount of money or number of shares being redeemed

      o   the name(s) on the account

      o   daytime phone number

      o additional information that the Fund may require for redemptions by corporations, executors, administrators, trustees, guardians, or others who hold shares in a fiduciary or representative capacity. Please contact the Fund's transfer agent, U.S. Bancorp Fund Services, LLC, in advance, at 1-800-711-1848 if you have any questions.

  2. Sign the letter of instruction exactly as the shares are registered. Joint ownership accounts must be signed by all owners.


  3. If you hold physical certificates for your shares, they should be mailed to or deposited with U.S. Bancorp Fund Services, LLC and should be accompanied with a written request for redemption. The written request should contain a signature guarantee. Even though the back of the certificate contains a line for a signature and signature guarantee, please return the certificates unsigned.


  4. Have the signatures Medallion guaranteed by a commercial bank or trust company in the United States, a member firm of the New York Stock Exchange or other eligible guarantor institution in the following situations:

      o   The redemption request includes a change of address

      o The redemption proceeds are to be sent to a person other than the person in whose name the shares are registered

      o The redemption proceeds are to be sent to an address other than the address of record


      o   The redemption request involves physical certificates



      o   To change bank information on the account



      o The redemption request involves a federal wire transfer to a bank other than the bank of record


A NOTARIZED SIGNATURE IS NOT AN ACCEPTABLE SUBSTITUTE FOR A MEDALLION SIGNATURE GUARANTEE.

  5.  Send the letter of instruction to:

          BY FIRST CLASS MAIL
          Prudent Bear Funds, Inc.
          c/o U.S. Bancorp Fund Services, LLC
          Shareholder Services Center
          P. O. Box 701
          Milwaukee, WI  53201-0701

          BY OVERNIGHT DELIVERY SERVICE OR EXPRESS MAIL
          Prudent Bear Funds, Inc.
          c/o U.S. Bancorp Fund Services, LLC
          3rd Floor
          615 East Michigan Street
          Milwaukee, WI  53202-5207

PLEASE DO NOT SEND LETTERS OF INSTRUCTION BY OVERNIGHT DELIVERY SERVICE OR EXPRESS MAIL TO THE POST OFFICE BOX ADDRESS.

HOW TO REDEEM (SELL) NO LOAD SHARES BY TELEPHONE

  1. Instruct U.S. Bancorp Fund Services, LLC that you want the option of redeeming No Load shares by telephone. This can be done by completing the New Account Application. If you have already opened an account, you may write to U.S. Bancorp Fund Services, LLC requesting this option. When you do so, please sign the request exactly as your account is registered and have the signatures Medallion guaranteed. Shares held in individual retirement accounts and shares represented by certificates cannot be redeemed by telephone.

  2. Assemble the same information that you would include in the letter of instruction for a written redemption request.

  3. Call U.S. Bancorp Fund Services, LLC at 1-800-711-1848. PLEASE DO NOT CALL THE FUND OR THE ADVISER.

HOW TO REDEEM (SELL) NO LOAD SHARES THROUGH SERVICING AGENTS

  If your No Load shares are held by a Servicing Agent, you must redeem your shares through the Servicing Agent. Contact the Servicing Agent for instructions on how to do so.

REDEMPTION PRICE

  The redemption price per share you receive for redemption requests is the next determined net asset value after:


  o U.S. Bancorp Fund Services, LLC receives your written request in good order with all required information and documents as necessary.



  o U.S. Bancorp Fund Services, LLC receives your authorized telephone request in good order with all required information and documents as necessary.


  If the Fund has entered into an agreement with a Servicing Agent pursuant to which the Servicing Agent (or its designee) has been authorized to accept redemption requests on behalf of the Fund, then all redemption requests received in good order by the Servicing Agent (or its designee) before 4:00 p.m. Eastern Time will receive that day's net asset value, and all redemption requests received in good order by the Servicing Agent (or its designee) after 4:00 p.m. Eastern Time will receive the next day's net asset value.

PAYMENT OF REDEMPTION PROCEEDS

  o For those shareholders who redeem No Load shares by mail, U.S. Bancorp Fund Services, LLC will mail a check in the amount of the redemption proceeds no later than the seventh day after it receives the redemption request in good order with all required information.

  o For those shareholders who redeem by telephone, U.S. Bancorp Fund Services, LLC will either mail a check in the amount of the redemption proceeds no later than the seventh day after it receives the redemption request in good order, or transfer the redemption proceeds to your designated bank account if you have elected to receive redemption proceeds by wire. U.S. Bancorp Fund Services, LLC generally wires redemption proceeds on the business day following the calculation of the redemption price. However, the Fund may direct U.S. Bancorp Fund Services, LLC to pay the proceeds of a telephone redemption on a date no later than the seventh day after the redemption request.

  o For those shareholders who redeem shares through Servicing Agents, the Servicing Agent will transmit the redemption proceeds in accordance with its redemption procedures.


MARKET TIMING PROCEDURES



   Frequent purchases and redemptions of shares of the Prudent Bear Large Cap Fund may harm other shareholders by interfering with the efficient management of the Fund's portfolios, increasing brokerage and administrative costs, and potentially diluting the value of Fund shares. Accordingly, the Board of Directors discourages frequent purchases and redemptions of shares of the Prudent Bear Large Cap Fund by:



   1) Reserving the right to reject any purchase order for any reason or no reason, including purchase orders from potential investors that the Fund believes might engage in frequent purchases and redemptions of Fund shares; and



   2) Imposing a 1% redemption fee on redemptions that occur within 30 days of the share purchase.



   The redemption fee does not apply to (a) shares purchased through reinvested distributions (dividends and capital gains); (b) shares held in employer-sponsored retirement plans, such as 401(k) plans; but does apply to IRA accounts; or (c) shares redeemed through the systematic withdrawal plan. The right to reject an order applies to any order, including an order placed from an omnibus account or a retirement plan. Although the Prudent Bear Large Cap Fund has taken steps to discourage frequent purchases and redemptions of Fund shares, it cannot guarantee that such trading will not occur.


OTHER REDEMPTION CONSIDERATIONS

  When redeeming No Load shares of the Fund, shareholders should consider the following:

  o  The redemption may result in a taxable gain.

  o Shareholders who redeem No Load shares held in an IRA must indicate on their redemption request whether or not to withhold federal income taxes. If not, these redemptions will be subject to federal income tax withholding.

  o As permitted by the Investment Company Act, the Fund may delay the payment of redemption proceeds for up to seven days in all cases.


  o The Fund imposes a 1.00% redemption fee on the value of shares redeemed less than 30 days after purchase. The redemption fee does not apply to (a) shares purchased through reinvested distributions (dividends and capital gains); (b) shares held in employer-sponsored retirement plans, such as 401(k) plans, but does apply to IRA accounts; or (c) shares redeemed through the systematic withdrawal plan. For purposes of calculating the 30-day period, the Fund uses a "first-in, first-out" method, meaning the date of any redemption will be compared to the earliest purchase date. The redemption fee is designed to discourage short-term trading and any proceeds of the fee will be credited to the assets of the Fund.


  o If you purchased No Load shares by check or Electronic Funds Transfer, the Fund may delay the payment of redemption proceeds until they are reasonably satisfied the check and transfer of funds have cleared (which may take up to 15 days from the date of purchase).

  o U.S. Bancorp Fund Services, LLC will send the proceeds of telephone redemptions to an address or account other than that shown on its records only if the shareholder has sent in a written request with signatures Medallion guaranteed.

  o The Fund reserves the right to refuse a telephone redemption request if it believes it is advisable to do so. The Fund and U.S. Bancorp Fund Services, LLC may modify or terminate their procedures for telephone redemptions at any time. Neither the Fund nor U.S. Bancorp Fund Services, LLC will be liable for following instructions for telephone redemption transactions that they reasonably believe to be genuine, provided they use reasonable procedures to confirm the genuineness of the telephone instructions. They may be liable for unauthorized transactions if they fail to follow such procedures. These procedures include requiring some form of personal identification prior to acting upon the telephone instructions and recording all telephone calls. During periods of substantial economic or market change, you may find telephone redemptions difficult to implement. If a shareholder cannot contact U.S. Bancorp Fund Services, LLC by telephone, he or she should make a redemption request in writing in the manner described earlier.

  o U.S. Bancorp Fund Services, LLC currently charges a fee of $15 when transferring redemption proceeds to your designated bank account by wire.

  o If your account balance falls below $1,000 because you redeem shares, you will be given 60 days to make additional investments so that your account balance is $1,000 or more. If you do not, the Fund may close your account and mail the redemption proceeds to you.

  o While the Fund generally pays redemption requests in cash, the Fund reserves the right to pay redemption requests "in kind." This means that the Fund may pay redemption requests entirely or partially with liquid securities rather than with cash. Shareholders who receive a redemption "in kind" may incur costs to dispose of such securities.

  o If an investor elects to receive distributions in cash and the U.S. Postal Service cannot deliver your check, or if a check remains uncashed for six months, the Fund reserves the right to reinvest the distribution check in the shareholders account at the Fund's then current net asset value and to reinvest all subsequent distributions.

EXCHANGING NO LOAD SHARES

  No Load Shares of any of the Prudent Bear Fund, the Prudent Global Income Fund and the Prudent Bear Large Cap Fund may be exchanged for No Load Shares of any other of the Prudent Bear Fund, Prudent Global Income Fund and the Prudent Bear Large Cap Fund at their relative net asset values. (The Prudent Bear Fund and the Prudent Global Income Fund are described in a different prospectus.) You may have a taxable gain or loss as a result of an exchange because the Internal Revenue Code treats an exchange as a sale of shares.

HOW TO EXCHANGE SHARES

  1. Read this prospectus and the prospectus for the Prudent Bear Fund and Prudent Global Income Fund carefully.

  2. Determine the number of shares you want to exchange keeping in mind that exchanges are subject to a $1,000 minimum.

  3. Call U.S. Bancorp Fund Services, LLC at 1-800-711-1848. You may also make an exchange by writing to the Prudent Bear Funds, Inc. c/o U.S. Bancorp Fund Services, LLC, 3rd Floor, P. O. Box 701, Milwaukee, Wisconsin 53201-0701. U.S. Bancorp Fund Services, LLC charges a fee of $5.00 for each telephone exchange. There is no charge for a written exchange.

DIVIDENDS, DISTRIBUTIONS AND TAXES

  The Prudent Bear Large Cap Fund will distribute substantially all of its net investment income and substantially all of its capital gains annually. You have two distribution options:

  o AUTOMATIC REINVESTMENT OPTION - Both dividend and capital gains distributions will be reinvested in additional Fund shares.

  o ALL CASH OPTION - Both dividend and capital gains distributions will be paid in cash.

  If you elect to have distributions and or capital gains in cash, the Fund will automatically reinvest all distributions under $10 in additional shares of the Fund.


   If you elect to receive dividends and distributions in cash, and your dividend or distribution check is returned to the Prudent Bear Large Cap Fund as undeliverable or remains uncashed for six months, the Fund reserves the right to reinvest such dividends or distributions and all future dividends and distributions payable to you in additional Fund shares at net asset value. No interest will accrue on amounts represented by uncashed distribution or redemption checks.


  You may make this election on the New Account Application. You may change your election by writing to U.S. Bancorp Fund Services, LLC or by calling 1-800-711-1848.

  The Fund's distributions, whether received in cash or additional No Load shares of the Fund, may be subject to federal and state income tax. These distributions may be taxed as ordinary income and capital gains (which may be taxed at different rates depending on the length of time the Fund holds the assets generating the capital gains).

PRUDENT BEAR LARGE CAP FUND
NO LOAD SHARES

  To learn more about the Prudent Bear Large Cap Fund you may want to read its Statement of Additional Information (or "SAI"), which contains additional information about the Fund. The Prudent Bear Large Cap Fund has incorporated by reference the SAI into this prospectus. This means that you should consider the contents of the SAI to be part of this prospectus.

  You also may learn more about the Fund's investments by reading its annual and semi-annual reports to shareholders. The annual report includes a discussion of the market conditions and investment strategies that significantly affected the performance of the Fund during its last fiscal year.

  The SAI and the annual and semi-annual reports are all available to shareholders and prospective investors without charge, simply by calling 1-800-711-1848.

  Prospective investors and shareholders who have questions about the Prudent Bear Large Cap Fund may also call the above number or write to the following address:

  Prudent Bear Funds, Inc.
  8140 Walnut Hill Lane
  Suite 300
  Dallas, Texas  75231

  The general public can review and copy information about the Prudent Bear Large Cap Fund (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. (Please call 1-202-942-8090 for information on the operations of the Public Reference Room.) Reports and other information about the Fund are also available on the EDGAR Database at the Securities and Exchange Commission's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to:

  Public Reference Section
  Securities and Exchange Commission
  Washington, D.C.  20549-0102

  Distributed by Quasar Distributors, LLC.

  Please refer to the Investment Company Act File No. 811-09120 of the Prudent Bear Large Cap Fund when seeking information about the Fund from the Securities and Exchange Commission.

                                January 31, 2005

                       STATEMENT OF ADDITIONAL INFORMATION

                           PRUDENT BEAR LARGE CAP FUND







                            PRUDENT BEAR FUNDS, INC.
                              8140 Walnut Hill Lane
                                    Suite 300
                               Dallas, Texas 75231




     This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus of Prudent Bear Funds, Inc. for the Prudent Bear Large Cap Fund, which is dated January 31, 2005. Requests for copies of the Prospectus should be made by writing to Prudent Bear Funds, Inc., 8140 Walnut Hill Lane, Suite 300, Dallas, Texas 75231, Attention: Corporate Secretary, or by calling (214) 696-5474.

                            Prudent Bear Funds, Inc.

                           TABLE OF CONTENTS
                                                                        Page No.

FUND HISTORY AND CLASSIFICATION................................................1

INVESTMENT RESTRICTIONS........................................................1

INVESTMENT CONSIDERATIONS......................................................3


DISCLOSURE OF PORTFOLIO HOLDINGS..............................................14

DIRECTORS AND OFFICERS OF THE CORPORATION.....................................15

OWNERSHIP OF MANAGEMENT AND PRINCIPAL SHAREHOLDERS............................20

INVESTMENT ADVISER, ADMINISTRATOR, CUSTODIAN, TRANSFER AGENT,
 ACCOUNTING SERVICES AGENT AND PRINCIPAL UNDERWRITER..........................21

DETERMINATION OF NET ASSET VALUE..............................................23

DISTRIBUTION OF SHARES........................................................25

AUTOMATIC INVESTMENT PLAN AND TELEPHONE PURCHASES.............................26

REDEMPTION OF SHARES..........................................................26

SYSTEMATIC WITHDRAWAL PLAN....................................................26

ALLOCATION OF PORTFOLIO BROKERAGE.............................................27

TAXES.........................................................................28

SHAREHOLDER MEETINGS..........................................................32

CAPITAL STRUCTURE.............................................................33

DESCRIPTION OF SECURITIES RATINGS.............................................33

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.................................35


     No person has been authorized to give any information or to make any representations other than those contained in this Statement of Additional Information and Prospectus dated January 31, 2005 and, if given or made, such information or representations may not be relied upon as having been authorized by Prudent Bear Funds, Inc.

     This Statement of Additional Information does not constitute an offer to sell securities.


                                      (i)

                         FUND HISTORY AND CLASSIFICATION

     Prudent Bear Funds, Inc., a Maryland corporation incorporated on October 25, 1995 (the "Corporation"), is an open-end management investment company consisting of two diversified portfolios, the Prudent Bear Fund and the Prudent Bear Large Cap Fund, and a non-diversified portfolio, the Prudent Global Income Fund (each individually a "Fund" and collectively the "Funds"). This Statement of Additional Information provides information about the Prudent Bear Large Cap Fund. The Corporation is registered under the Investment Company Act of 1940 (the "Act").

                             INVESTMENT RESTRICTIONS

     The Fund has adopted the following investment restrictions, which are matters of fundamental policy. The Fund's investment restrictions cannot be changed without the approval of the holders of the lesser of: (i) 67% of the Fund's shares present or represented at a shareholder's meeting at which the holders of more than 50% of such shares are present or represented or (ii) more than 50% of the outstanding shares of the Fund.

          1. The Fund will not purchase securities of any issuer if the purchase would cause more than 5% of the value of the Fund's total assets to be invested in securities of such issuer (except securities of the U.S. government or any agency or instrumentality thereof), or purchase more than 10% of the outstanding voting securities of any one issuer, except that up to 25% of the Fund's total assets may be invested without regard to these limitations.

          2. The Fund may sell securities short to the extent permitted by the Act.

          3. The Fund will not purchase securities on margin (except for such short term credits as are necessary for the clearance of transactions); provided, however, that the Fund may (i) borrow money to the extent set forth in investment restriction no. 4; (ii) purchase or sell futures contracts and options on futures contracts; (iii) make initial and variation margin payments in connection with purchases or sales of futures contracts or options on futures contracts; and (iv) write or invest in put or call options.

          4. The Fund may borrow money or issue senior securities to the extent permitted by the Act.

          5. The Fund may pledge or hypothecate its assets to secure its borrowings.

          6. The Fund will not act as an underwriter or distributor of securities other than of its shares (except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended (the "Securities Act"), in the disposition of restricted securities).

          7. The Fund will not make loans, including loans of securities, except that the Fund may acquire debt securities from issuers or others that are publicly distributed or are of a type normally acquired by institutional investors and the Fund may enter into repurchase agreements.

          8. The Fund will not invest 25% or more of its total assets at the time of purchase in securities of issuers whose principal business activities are in the same industry.

          9. The Fund will not make investments for the purpose of exercising control or management of any company.

          10. The Fund will not purchase or sell real estate or real estate mortgage loans or make any investments in real estate limited partnerships.

          11. The Fund will not purchase or sell commodities or commodity contracts except the Fund may enter into futures contracts and options on futures contracts.

     The Fund has adopted certain other investment restrictions, which are not fundamental policies and which may be changed by the Corporation's Board of Directors without shareholder approval. These additional restrictions are as follows:

          1. The Fund will not acquire or retain any security issued by a company, an officer or director of which is an officer or director of the Corporation or an officer, director or other affiliated person of any Fund's investment adviser.

          2. The Fund will not invest more than 5% of the Fund's total assets in securities of any issuer that has a record of less than three (3) years of continuous operation, including the operation of any predecessor business of a company that came into existence as a result of a merger, consolidation, reorganization or purchase of substantially all of the assets of the predecessor business.

          3. The Fund will not purchase illiquid securities if, as a result of such purchase, more than 5% of the value of its net assets would be invested in such securities.

          4. The Fund's investments in warrants will be limited to 5% of the Fund's net assets.

          5. The Fund will not purchase the securities of other investment companies except as permitted by the Act.

     The aforementioned percentage restrictions on investment or utilization of assets refer to the percentage at the time an investment is made. If these restrictions are adhered to at the time an investment is made, and such percentage subsequently changes as a result of changing market values or some similar event, no violation of the Fund's fundamental restrictions will be deemed to have occurred. Any changes in the Fund's investment restrictions made by the Board of Directors will be communicated to shareholders prior to their implementation.

                            INVESTMENT CONSIDERATIONS

     The Fund's prospectus describes its principal investment strategies and risks. This section expands upon that discussion and also describes non-principal investment strategies and risks.

Illiquid Securities


     The Fund may invest up to 15% of its net assets in securities for which there is no readily available market ("illiquid securities"). The 15% limitation includes certain securities whose disposition would be subject to legal restrictions ("restricted securities"). However certain restricted securities that may be resold pursuant to Regulation S or Rule 144A under the Securities Act may be considered liquid. Regulation S permits the sale abroad of securities that are not registered for sale in the United States. Rule 144A permits certain qualified institutional buyers to trade in privately placed securities not registered under the Securities Act. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both ascertainable market values for Rule 144A securities and the ability to liquidate these securities to satisfy redemption requests. However an insufficient number of qualified institutional buyers interested in purchasing Rule 144A securities held by the Fund could adversely affect their marketability, causing the Fund to sell securities at unfavorable prices. The Board of Directors of the Corporation has delegated to David W. Tice & Associates, LLC (the "Adviser") the day-to-day determination of the liquidity of a security although it has retained oversight and ultimate responsibility for such determinations. Although no definite quality criteria are used, the Board of Directors has directed the Adviser to consider such factors as (i) the nature of the market for a security (including the institutional private resale markets); (ii) the terms of these securities or other instruments allowing for the disposition to a third party or the issuer thereof (e.g. certain repurchase obligations and demand instruments); (iii) the availability of market quotations; and (iv) other permissible factors.

     Restricted securities may be sold in privately negotiated or other exempt transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act. When registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable time may elapse between the decision to sell and the sale date. If, during such period, adverse market conditions were to develop, the Fund might obtain a less favorable price than the price which prevailed when it decided to sell. Restricted securities will be priced at fair value as determined in good faith by the Board of Directors.

Registered Investment Companies

     The Fund may invest up to 25% of its net assets in shares of registered investment companies. However, under normal market conditions, the Fund will not invest more than 5% of its net assets in such shares. The Fund will not purchase or otherwise acquire shares of any registered investment company (except as part of a plan of merger, consolidation or reorganization approved by the shareholders of the Fund) if (a) the Fund and its affiliated persons would own more than 3% of any class of securities of such registered investment company or
(b) more than 5% of its net assets would be invested in the shares of any one registered investment company. If the Fund purchases more than 1% of any class of security of a registered open-end investment company, such investment will be considered an illiquid investment.

Borrowing

     The Fund may borrow money for investment purposes. Borrowing for investment purposes is known as leveraging. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique which increases investment risk, but also increases investment opportunity. Since substantially all of the Fund's assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the net asset value per share of the Fund, when it leverages its investments, will increase more when the Fund's portfolio assets increase in value and decrease more when the portfolio assets decrease in value than would otherwise be the case. Interest costs on borrowings may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time investment considerations would not favor such sales. As required by the Act, the Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of the Fund's assets should fail to meet this 300% coverage test, the Fund within three business days will reduce the amount of the Fund's borrowings to the extent necessary to meet this 300% coverage. Maintenance of this percentage limitation may result in the sale of portfolio securities as a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

     In addition to borrowing for investment purposes, the Fund is authorized to borrow money from banks as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of the Fund's total assets. For example the Fund may borrow money to facilitate management of the Fund's portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio investments would be inconvenient or disadvantageous. Such borrowings will be promptly repaid and are not subject to the foregoing 300% asset coverage requirement.

Portfolio Turnover

     The Fund will generally purchase and sell securities and effect transactions in futures contracts without regard to the length of time the security has been held or the futures contract open and, accordingly, it can be expected that the rate of portfolio turnover may be substantial. The Fund may sell a given security or close a futures contract, no matter for how long or short a period it has been held in the portfolio, and no matter whether the sale is at a gain or loss, if the Adviser believes that it is not fulfilling its purpose. Since investment decisions are based on the anticipated contribution of the security in question to the Fund's investment objective, the rate of portfolio turnover is irrelevant when the Adviser believes a change is in order to achieve those objectives, and the Fund's annual portfolio turnover rate may vary from year to year. Pursuant to Securities and Exchange Commission requirements, the portfolio turnover rate of the Fund is calculated without regard to securities, including options and futures contracts, having a maturity of less than one year. The Fund may hold a significant portion of its assets in assets which are excluded for purposes of calculating portfolio turnover.

     High portfolio turnover in any year will result in the payment by the Fund of above-average transaction costs and could result in the payment by shareholders of above-average amounts of taxes on realized investment gains.

Short Sales

     The Fund may seek to realize additional gains through short sale transactions in securities listed on one or more national securities exchanges, or in unlisted securities. Short selling involves the sale of borrowed securities. At the time a short sale is effected, the Fund incurs an obligation to replace the security borrowed at whatever its price may be at the time the Fund purchases it for delivery to the lender. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividend or interest which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed.

     Until the Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain cash or liquid securities at such a level that the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; or (b) otherwise cover the Fund's short position.

Futures Contracts and Options Thereon

     The Fund may purchase and write (sell) stock index futures contracts as a substitute for a comparable market position in the underlying securities. A futures contract obligates the seller to deliver (and the purchaser to take delivery of) the specified commodity on the expiration date of the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. It is the practice of holders of futures contracts to close out their positions on or before the expiration date by use of offsetting contract positions and physical delivery is thereby avoided.

     The Fund may purchase put and call options and write put and call options on stock index futures contracts. When the Fund purchases a put or call option on a futures contract, the Fund pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing a call option on a futures contract, the Fund receives a premium in return for granting to the purchaser of the option the right to buy from the Fund the underlying futures contract for a specified price upon exercise at any time during the option period. By writing a put option on a futures contract, the Fund receives a premium in return for granting to the purchaser of the option, the right to sell to the Fund the underlying futures contract for a specified price upon exercise at any time during the option period.

     Some futures and options strategies tend to hedge the Fund's equity positions against price fluctuations, while other strategies tend to increase market exposure. Whether the Fund realizes a gain or loss from futures activities depends generally upon movements in the underlying stock index. The extent of the Fund's loss from an unhedged short position in futures contracts or call options on futures contracts is potentially unlimited. The Fund may engage in related closing transactions with respect to options on futures contracts. The Fund will purchase or write options only on futures contracts that are traded on a United States exchange or board of trade.

     The Fund, the Prudent Bear Fund and the Prudent Global Income Fund have claimed an exclusion from the definition of the term "commodity pool operator" under Section 4.5 of the regulations under the Commodity Exchange Act promulgated by the Commodity Futures Trading Commission. Thus, the Corporation is not subject to registration or regulation as a pool operator under the Commodity Exchange Act.

     When the Fund purchases or sells a futures contract, the Fund "covers" its position. To cover its position, the Fund maintains (and marks-to-market on a daily basis) cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to its obligations on the futures contract or otherwise cover its position. If the Fund continues to engage in the described securities trading practices and properly maintains assets, such assets will function as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund's outstanding portfolio securities. Additionally, such maintained assets will assure the availability of adequate funds to meet the obligations of the Fund arising from such investment activities.

     The Fund may cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract, or, if the strike price of the put is less than the price of the futures contract, the Fund will maintain cash or high-grade liquid debt securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments the prices of which are expected to move relatively consistently with the futures contract. The Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contract, or by taking positions in instruments the prices of which are expected to move relatively consistently with the futures contract.

     The Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option, or, if the long position in the underlying futures contract is established at a price greater than the strike price of the written call, the Fund will maintain cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. The Fund may also cover its sale of a call option by taking positions in instruments the prices of which are expected to move relatively consistently with the call option. The Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Fund will maintain cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also cover its sale of a put option by taking positions in instruments the prices of which are expected to move relatively consistently with the put option.

     Although the Fund intends to purchase and sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses. If trading is not possible, or the Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin. The risk that the Fund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market.

Index Options Transactions

     The Fund may purchase put and call options and write put and call options on stock indexes. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the options. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. Unlike the options on securities discussed below, all settlements of index options transactions are in cash.

     Some stock index options are based on a broad market index such as the S&P 500 Index, the NYSE Composite Index or the AMEX Major Market Index, or on a narrower index such as the Philadelphia Stock Exchange Over-the-Counter Index. Options currently are traded on the Chicago Board of Options Exchange, the AMEX and other exchanges. Over-the-counter index options, purchased over-the-counter options and the cover for any written over-the-counter options would be subject to the Fund's 15% limitation on investment in illiquid securities. See "Illiquid Securities."

     Each of the exchanges has established limitations governing the maximum number of call or put options on the same index which may be bought or written
(sold) by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). Under these limitations, options positions of certain other accounts advised by the same investment adviser are combined for purposes of these limits. Pursuant to these limitations, an exchange may order the liquidation of positions and may impose other sanctions or restrictions. These position limits may restrict the number of listed options which the Fund may buy or sell; however, the Adviser intends to comply with all limitations.

     Index options are subject to substantial risks, including the risk of imperfect correlation between the option price and the value of the underlying securities comprising the stock index selected and the risk that there might not be a liquid secondary market for the option. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Fund will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than upon movements in the price of a particular stock. Trading in index options requires different skills and techniques than are required for predicting changes in the prices of individual stocks. The Fund will not enter into an option position that exposes the Fund to an obligation to another party, unless the Fund either (i) owns an offsetting position in securities or other options; and/or (ii) maintains (and marks-to-market, on a daily basis) cash or liquid securities that, when added to the premiums deposited with respect to the option, are equal to its obligations under the option positions that are not otherwise covered.

     The Adviser may utilize index options as a technique to leverage the portfolio of the Fund. If the Adviser is correct in its assessment of the future direction of stock prices, the share price of the Fund will be enhanced. If the Adviser has the Fund take a position in options and stock prices move in a direction contrary to the Adviser's forecast however, the Fund would incur losses greater than the Fund would have incurred without the options position.

Options on Securities

     The Fund may buy put and call options and write (sell) put and call options on securities. By writing a call option and receiving a premium, the Fund may become obligated during the term of the option to deliver the securities underlying the option at the exercise price if the option is exercised. By writing a put option and receiving a premium, the Fund may become obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is exercised. By buying a put option, the Fund has the right, in return for a premium paid during the term of the option, to sell the securities underlying the option at the exercise price. By buying a call option, the Fund has the right, in return for a premium paid during the term of the option, to purchase the securities underlying the option at the exercise price. Options on securities written by the Fund will be traded on recognized securities exchanges.

     When writing call options on securities, the Fund may cover its position by owning the underlying security on which the option is written. Alternatively, the Fund may cover its position by owning a call option on the underlying security, on a share for share basis, which is deliverable under the option contract at a price no higher than the exercise price of the call option written by the Fund or, if higher, by owning such call option and depositing and maintaining cash or liquid securities equal in value to the difference between the two exercise prices. In addition, the Fund may cover its position by depositing and maintaining cash or liquid securities equal in value to the exercise price of the call option written by the Fund. The principal reason for the Fund to write call options on securities held by the Fund is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone.

     When writing put options on securities, the Fund may cover its position by owning a put option on the underlying security, on a share for share basis, which is deliverable under the option contract at a price no lower than the exercise price of the put option written by the Fund or, if lower, by owning such put option and depositing and maintaining cash or liquid securities equal in value between the two exercise prices. In addition the Fund may cover its position by depositing and maintaining cash or liquid securities equal in value to the exercise price of the put option written by the Fund.

     When the Fund wishes to terminate the Fund's obligation with respect to an option it has written, the Fund may effect a "closing purchase transaction." The Fund accomplishes this by buying an option of the same series as the option previously written by the Fund. The effect of the purchase is that the writer's position will be canceled. However, a writer may not effect a closing purchase transaction after the writer has been notified of the exercise of an option. When the Fund is the holder of an option, it may liquidate its position by effecting a "closing sale transaction." The Fund accomplishes this by selling an option of the same series as the option previously purchased by the Fund. There is no guarantee that either a closing purchase or a closing sale transaction can be effected. If any call or put option is not exercised or sold, the option will become worthless on its expiration date.

     The Fund will realize a gain (or a loss) on a closing purchase transaction with respect to a call or put option previously written by the Fund if the premium, plus commission costs, paid by the Fund to purchase the call option or put option is less (or greater) than the premium, less commission costs, received by the Fund on the sale of the call option or put option. The Fund also will realize a gain if a call option or put option which the Fund has written lapses unexercised, because the Fund would retain the premium.

     The Fund will realize a gain (or a loss) on a closing sale transaction with respect to a call or a put option previously purchased by the Fund if the premium, less commission costs, received by the Fund on the sale of the call or the put option is greater (or less) than the premium, plus commission costs, paid by the Fund to purchase the call or the put option. If a put or a call option which the Fund has purchased expires out-of-the-money, the option will become worthless on the expiration date, and the Fund will realize a loss in the amount of the premium paid, plus commission costs.

     Although certain securities exchanges attempt to provide continuously liquid markets in which holders and writers of options can close out their positions at any time prior to the expiration of the option, no assurance can be given that a market will exist at all times for all outstanding options purchased or sold by the Fund. In such event, the Fund would be unable to realize its profits or limit its losses until the Fund would exercise options it holds and the Fund would remain obligated until options it wrote were exercised or expired.

     Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in common stocks.

Combined Option Positions

     The Fund may purchase and write options (subject to the limitations described above) in combination with each other to adjust the risk and return characteristics of the overall positions. Because combined options involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

U.S. Treasury Securities

     The Fund may invest in U.S. Treasury Securities as "cover" for the investment techniques the Fund employs. The Fund may also invest in U.S. Treasury Securities as part of a cash reserve or for liquidity purposes. U.S. Treasury Securities are backed by the full faith and credit of the U.S. Treasury. U.S. Treasury Securities differ only in their interest rates, maturities and dates of issuance. Treasury Bills have maturities of one year or less. Treasury Notes have maturities of one to ten years and Treasury Bonds generally have maturities of greater than ten years at the date of issuance. Yields on short-, intermediate- and long-term U.S. Treasury Securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering and the maturity of the obligation. Debt securities with longer maturities tend to produce higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market value of U.S. Treasury Securities generally varies inversely with changes in market interest rates. An increase in interest rates, therefore, would generally reduce the market value of the Fund's portfolio investments in U.S. Treasury Securities, while a decline in interest rates would generally increase the market value of the Fund's portfolio investments in these securities.

     U.S. Treasury Securities may be purchased at a discount. Such securities, when retired, may include an element of capital gain. Capital gains or losses also may be realized upon the sale of U.S. Treasury Securities.

Warrants and Convertible Securities

     The Fund may purchase rights and warrants to purchase equity securities. Investments in rights and warrants are pure speculation in that they have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. Rights and warrants basically are options to purchase equity securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Rights and warrants differ from call options in that rights and warrants are issued by the issuer of the security which may be purchased on their exercise, whereas call options may be written or issued by anyone. The prices of rights (if traded independently) and warrants do not necessarily move parallel to the prices of the underlying securities. Rights and warrants involve the risk that the Fund could lose the purchase value of the warrant if the warrant is not exercised prior to its expiration. They also involve the risk that the effective price paid for the warrant added to the subscription price of the related security may be greater than the value of the subscribed security's market price.

     The Fund may also invest in convertible securities (debt securities or preferred stocks of corporations which are convertible into or exchangeable for common stocks). The

Adviser will select only those convertible securities for which it believes (a) the underlying common stock is a suitable investment for the Fund and (b) a greater potential for total return exists by purchasing the convertible security because of its higher yield and/or favorable market valuation. The Fund may invest up to 5% of its net assets in convertible debt securities rated less than investment grade. Debt securities rated less than investment grade are commonly referred to as "junk bonds."

     Investments in convertible securities rated less than investment grade ("high yield convertible securities") are subject to a number of risk factors. The market for high yield convertible securities is subject to substantial volatility. Issuers of high yield convertible securities may be of low creditworthiness and the high yield convertible securities are likely to be subordinated to the claims of senior lenders. The secondary market for high yield convertible securities may at times become less liquid or respond to adverse publicity or investor perceptions making it more difficult for the Fund to value accurately such securities or dispose of them.

Money Market Instruments

     The Fund may invest in cash and money market securities. The Fund may do so to "cover" investment techniques, when taking a temporary defensive position or to have assets available to pay expenses, satisfy redemption requests or take advantage of investment opportunities. The money market securities in which the Fund invests include U.S. Treasury Bills, commercial paper, commercial paper master notes and repurchase agreements.

     The Fund may invest in commercial paper or commercial paper master notes rated, at the time of purchase, A-1 or A-2 by Standard & Poor's Corporation or Prime-1 or Prime-2 by Moody's Investors Service, Inc. Commercial paper master notes are demand instruments without a fixed maturity bearing interest at rates that are fixed to known lending rates and automatically adjusted when such lending rates change.

     Under a repurchase agreement, the Fund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the Fund's holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Fund will enter into repurchase agreements only with member banks of the Federal Reserve system or primary dealers of U.S. Government Securities. The Adviser will monitor the creditworthiness of each of the firms which is a party to a repurchase agreement with the Fund. In the event of a default or bankruptcy by the seller, the Fund will liquidate those securities (whose market value, including accrued interest, must be at least equal to 100% of the dollar amount invested by the Fund in each repurchase agreement) held under the applicable repurchase agreement, which securities constitute collateral for the seller's obligation to pay. However, liquidation could involve costs or delays and, to the extent proceeds from the sale of these securities were less than the agreed-upon repurchase price the Fund would suffer a loss. The Fund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the Fund expected to receive under the repurchase agreement. Repurchase agreements usually are for short periods, such as one week or less, but may be longer. It is the current policy of the Fund to treat repurchase agreements that do not mature within seven days as illiquid for the purposes of its investments policies.

     The Fund may also invest in securities issued by other investment companies that invest in high quality, short-term debt securities (i.e., money market instruments). In addition to the advisory fees and other expenses the Fund bears directly in connection with its own operations, as a shareholder of another investment company, the Fund would bear its pro rata portion of the other investment company's advisory fees and other expenses, and such fees and other expenses will be borne indirectly by the Fund's shareholders.

Foreign Securities and American Depository Receipts

     The Fund may invest in common stocks of foreign issuers which are publicly traded on U.S. exchanges or in the U.S. over-the-counter market either directly or in the form of American Depository Receipts ("ADRs"). ADRs are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADR prices are denominated in United States dollars; the underlying security may be denominated in a foreign currency. Investments in such securities also involve certain inherent risks, such as political or economic instability of the issuer or the country of issue, the difficulty of predicting international trade patterns and the possibility of imposition of exchange controls. Such securities may also be subject to greater fluctuations in price than securities of domestic corporations. In addition, there may be less publicly available information about a foreign company than about a domestic company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. Dividends and interest on foreign securities may be subject to foreign withholding taxes. To the extent such taxes are not offset by credits or deductions allowed to investors under U.S. federal income tax laws, such taxes may reduce the net return to shareholders. Although the Fund intends to invest in securities of foreign issuers domiciled in nations which the Adviser considers as having stable and friendly governments, there is the possibility of expropriation, confiscation, taxation, currency blockage or political or social instability which could affect investments of foreign issuers domiciled in such nations.

     The Fund will invest only in ADRs which are "sponsored". Sponsored facilities are based on an agreement with the issuer that sets out rights and duties of the issuer, the depository and the ADR holder. This agreement also allocates fees among the parties. Most sponsored agreements also provide that the depository will distribute shareholder notices, voting instruments and other communications.

Foreign Currency Considerations

     Even though the Fund may hold securities denominated or traded in foreign currencies, the Fund's performance is measured in terms of U.S. dollars, which may subject the Fund to foreign currency risk. Foreign currency risk is the risk that the U.S. dollar value of foreign securities (and any income generated therefrom) held by the Fund may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. Therefore, the net asset value of the Fund may go up or down as the value of the dollar rises or falls compared to a foreign currency. To manage foreign currency fluctuations or facilitate the purchase and sale of foreign securities for the Fund, the Adviser may engage in foreign currency transactions involving (1) the purchase and sale of forward foreign currency exchange contracts (agreements to exchange one currency for another at a future date); (2) options on foreign currencies; (3) currency futures contracts; or (4) options on currency futures contracts. Although the Fund may use foreign currency transactions to protect against adverse currency movements, foreign currency transactions involve the risk that the Adviser may not accurately predict the currency movements, which could adversely affect the Fund's total return.

     A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement and no commissions are charged at any stage for trades.

     When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale of a fixed amount of U.S. dollars equal to the amount of foreign currency involved in the underlying security transaction, the Fund can protect itself against a possible loss, resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which the payment is made or received.

     When the Adviser believes that a particular foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell a fixed amount of the foreign currency approximating the value of some or all of the portfolio securities of the Fund denominated in such foreign currency ("position hedging"). The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult and the successful execution of a short-term hedging strategy is highly uncertain. The Fund will not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate it to deliver an amount of foreign currency in excess of the value of its securities or other assets denominated in that currency. Under normal circumstances, the Adviser considers the long-term prospects for a particular currency and incorporates these prospects into its overall long-term diversification strategies. The Adviser believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the Fund will be served.

     At the maturity of a forward contract, the Fund may either sell the portfolio securities and make delivery of the foreign currency, or it may retain the securities and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract obligating it to purchase, on the same maturity date, the same amount of foreign currency.

     If the Fund retains the portfolio securities and engages in an offsetting transaction, the Fund will incur a gain or a loss to the extent that there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a forward contract to sell the foreign currency. Should forward prices decline during the period when the Fund entered into the forward contract for the sale of a foreign currency and the date it entered into an offsetting contract for the purchase of the foreign currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

     Shareholders should note that: (1) foreign currency hedge transactions do not protect against or eliminate fluctuations in the prices of particular portfolio securities (i.e., if the price of such securities declines due to an issuer's deteriorating credit situation); and (2) it is impossible to forecast with precision the market value of securities at the expiration of a forward contract. Accordingly, the Fund may have to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the Fund's securities is less than the amount of the foreign currency upon expiration of the contract. Conversely, the Fund may have to sell some of its foreign currency received upon the sale of a portfolio security if the market value of the Fund's securities exceed the amount of foreign currency the Fund is obligated to deliver. The Fund's dealings in forward foreign currency exchange contracts will be limited to the transactions described above.

     Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund will do so from time to time and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

     The Fund may purchase and sell currency futures and purchase and write currency options to increase or decrease its exposure to different foreign currencies. The uses and risks of currency options and futures are similar to options and futures relating to securities or indices, as discussed earlier in the Statement of Additional Information. Currency futures contracts are similar to forward foreign currency contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.


                        DISCLOSURE OF PORTFOLIO HOLDINGS

Fund Service Providers - Fund Administrator, Independent Registered Public Accounting Firm and Custodian.

     The Funds have entered into arrangements with certain third party service providers for services that require these groups to have access to the Funds' portfolios on a daily basis. For example, the Funds' administrator is responsible for maintaining the accounting records of the Funds, which includes maintaining a current portfolio of each Fund. The Funds also undergo an annual audit which requires the Funds' independent registered public accounting firm to review each

Fund's portfolio. In addition to the Funds' administrator, the Funds' custodian also maintains an up-to-date list of each Fund's holdings. Each of these parties is contractually and/or ethically prohibited from sharing the Funds' portfolios unless specifically authorized by the Funds.

Rating and Ranking Organizations.

     The Funds may provide their entire portfolios to the following rating and ranking organizations:

     U.S. Bancorp Fund Services, LLC
     Morningstar, Inc.
     Lipper, Inc.
     Standard & Poor's Ratings Group
     Bloomberg L.P.

     The Funds' management has determined that these organizations provide investors with a valuable service and, therefore, are willing to provide them with portfolio information. The Funds may not pay these organizations or receive any compensation from them for providing this information.

     The Funds may provide portfolio information to these organizations on either a monthly or quarterly basis but not until such information is at least 15 days old.

Website Disclosure.

     The Funds publish their top ten positions at the end of each calendar quarter on its website (www.prudentbear.com). This information is updated approximately 15 to 30 business days following the end of each quarter. It is available to anyone that visits the website.


                    DIRECTORS AND OFFICERS OF THE CORPORATION

     As a Maryland corporation, the business and affairs of the Corporation are managed by its officers under the direction of its Board of Directors.

Directors' and Officers' Information

     Certain important information regarding each of the officers and directors of the Corporation (including their principal occupations for at least the last five years) is set forth below. The Fund, the Prudent Bear Fund and the Prudent Global Income Fund form a "Fund Complex" as defined in the Act.

                                                                                                   Number of
                                                                                                  Portfolios
                                                                                                    in Fund
                      Position(s) Held                                                              Complex           Other
 Name, Address            with the       Term of Office and          Principal Occupation(s)      Overseen by     Directorships
    and Age              Corporation     Length of Service             During Past 5 Years         Director     Held by Director
-------------------   ----------------   ----------------------    ----------------------------   -----------   -----------------

                                                Interested Directors*


David W. Tice *       Director,          Director - Indefinite,       President  and Chief            2         Prudent Global
43-46 Norre Gade      President and      since 1995                   Compliance Officer of                     Gold Fund,
Suite 137             Treasurer          President - 1 yr term,       David W. Tice &                           Prudent Global
Charlotte Amalie                         since 1995                   Associates, LLC, the                      Natural
St. Thomas, USVI                         Treasurer - 1 yr term,       adviser of the Funds;                     Resources
00802                                    since 1995                   President of David W.                     Offshore Fund,
Age: 50                                                               Tice & Assoc., Inc.,                      Ltd.
                                                                      BTN Research, Inc. and
                                                                      Behind the Numbers,
                                                                      LLC;
                                                                      Partner & Employee,
                                                                      ISS, LLLP

Gregg Jahnke *        Director, Vice     Director - Indefinite,       Analyst,  Senior                2         None
8140 Walnut Hill      President,         since 1995 **                strategist, and Chief
Lane, Suite 300,      Secretary,         Vice President - 1 yr        Compliance Officer for
Dallas, Texas 75231   Chief Compliance   term, since 1995             David W. Tice &
Age 46                Officer            Secretary - 1 yr term,       Assoc., Inc.
                                         since 1995


*   "Interested"  directors are directors who are deemed to be "interested  persons" (as defined in the Act) of the  Corporation.
    Mr. Tice is an interested  director  because of his  ownership in the Adviser and because he is an officer of the  Corporation.
    Mr. Jahnke is an interested director because he is an employee of the Adviser and an officer of the Corporation.

**  Mr. Jahnke resigned as a director effective June 30, 2002 in order for the Corporation to comply with certain Securities and
    Exchange Commission regulations requiring the Funds to have a majority of their directors consist of persons who are not interested persons of the Corporation. Mr. Jahnke was re-elected on September 23, 2002.

                                                                                                   Number of
                                                                                                  Portfolios
                                                                                                    in Fund
                      Position(s) Held                                                              Complex           Other
 Name, Address            with the       Term of Office and          Principal Occupation(s)      Overseen by     Directorships
    and Age              Corporation     Length of Service             During Past 5 Years         Director     Held by Director
-------------------   ----------------   ----------------------    ----------------------------   -----------   -----------------


                                                       Independent Directors*


David Eric Luck       Director           Since 1995                CEO of Redstone Oil & Gas         2          None
9223 Club Glen                                                     Company
Drive, Dallas,                           Indefinite
Texas 75243                              term
Age 50

Elwyn Kim Evans       Director           Since 2000                Private investor                  2          None
1829 Claridge
Court, Maitland,                         Indefinite
Florida 32789                            term
Age 59

Edmund M. McCarthy    Director           Since 2002                Principal, President and CEO      2          None
6060 SW 85th                                                       of Financial Risk Management
Street, Miami, FL                        Indefinite                Advisors Co.
33143                                    term
Age 69


*   "Independent" directors are directors who are not deemed to be "interested persons" (as defined in the Act) of the Corporation.

Equity Ownership of Directors


     The following table sets forth the dollar range of equity securities beneficially owned by each director in each of the Funds as of December 31, 2003 (the Prudent Bear Large Cap Fund has not yet commenced operations), which is also the valuation date:


                                                                                                Aggregate Dollar
                                                                                                 Range of Equity
                                                                                                Securities in All
                         Dollar Range of        Dollar Range of          Dollar Range of        Funds Overseen by
                        Equity Securities     Equity Securities in      Equity Securities      Director in Family
                         in the Prudent        the Prudent Global        in the Prudent           of Investment
    Name                    Bear Fund             Income Fund          Bear Large Cap Fund         Companies*
------------------     ------------------     --------------------     -------------------     ------------------

                                              Interested Directors

David W. Tice          $50,001 - $100,000     None                             N.A.            $50,001 - $100,000

Gregg Jahnke           None                   None                             N.A.            None





                                            Independent Directors

David Eric Luck        Over $100,000          Over $100,000                    N.A.            Over $100,000

Elwyn Kim Evans        Over $100,000          None                             N.A.            Over $100,000

Edmund M. McCarthy     $10,001 - $50,000      $10,001 - $50,000                N.A.            $10,001 - $50,000


*  The Fund, the Prudent Bear Fund and the Prudent Global Income Fund are the only investment companies in the
   Fund Complex.

Compensation

     The Corporation's standard method of compensating directors is to pay each director who is not an interested person of the Corporation a fee of $3,000 for each meeting of the Board of Directors attended. The Corporation also may reimburse its directors for travel expenses incurred in order to attend meetings of the Board of Directors.

     The table below sets forth the compensation paid by the Corporation to each of the current directors of the Corporation during the fiscal year ended September 30, 2004: [Update this table.]


                                               COMPENSATION TABLE

                                                        Pension or            Estimated         Total Compensation
                                  Aggregate         Retirement Benefits         Annual           from Corporation
                              Compensation from       Accrued As Part       Benefits Upon        and Fund Complex
    Name of Person               Corporation         of Fund Expenses         Retirement        Paid to Directors*
-------------------------     -----------------     -------------------     ---------------     ------------------

Interested Directors

David W. Tice                            $0                  $0                     $0                   $0

Gregg Jahnke                             $0                  $0                     $0                   $0

Independent Directors


David Eric Luck                      $7,500                  $0                     $0                 $7,500

Elwyn Kim Evans                      $7,500                  $0                     $0                 $7,500

Edmund M. McCarthy                   $7,500                  $0                     $0                 $7,500

__________
*   The Funds and the Prudent Bear Large Cap Fund are the only investment companies in the Fund Complex.


Committees


     The Corporation's Board of Directors has created an Audit Committee, whose members are Messrs. Luck, McCarthy and Evans. The primary functions of the Audit Committee are to select the independent auditors to be retained to perform the annual audit of the Funds, to review the results of the audit, to review the Corporation's internal controls and to review certain other matters relating to the Corporation's independent auditors and financial records. The Corporation's Board of Directors has no other committees. The Corporation's Audit Committee met twice during the fiscal year ended September 30, 2004.


Board Approval of Investment Advisory Agreement

     In approving the investment advisory agreement entered into between the Corporation and the Adviser with respect to the Fund (the "Advisory Agreement"), the Board of Directors considered a number of factors, including, but not limited to, the following:

     o    the nature and quality of the services offered by the Adviser;

     o    the personnel, operations and financial condition of the Adviser; and

     o the investment management capabilities, methodologies and performance of the Adviser.


     Based upon its review, the Board of Directors concluded that it would be in the best interests of the Fund to continue the Advisory Agreement. The following determinations were key to this conclusion: (1) the investment methodologies of the Adviser fit well with the

Fund's investment policies; (2) the Adviser has the capabilities, resources and personnel necessary to manage the Fund effectively; and (3) based on the services the Adviser would be required to render under the Advisory Agreement, the compensation to be paid to the Adviser is fair and reasonable.


     The benefits derived by the Adviser from soft dollar arrangements are described under the caption "Allocation of Portfolio Brokerage." None of the directors who are independent, or any members of their immediate family, own shares of the Adviser or companies, other than registered investment companies, controlled by or under common control with the Adviser.

Proxy Voting Policy

     The Fund has delegated proxy voting decisions on securities held in the Fund's portfolio to the Adviser. The Adviser has adopted a Proxy Voting Policy (the "Proxy Voting Policy") that sets forth its proxy voting policy and related procedures. When the Adviser votes proxies for its clients, including the Prudent Bear Large Cap Fund, the Adviser generally follows the so-called "Wall Street Rule" (i.e., it votes as management recommends or sells the stock prior to the meeting). The Adviser believes that following the "Wall Street Rule" is consistent with the economic best interests of the Fund. Consistent with its duty of care the Adviser monitors proxy proposals just as it monitors other corporate events affecting the companies in which the Fund invests.

     There may be instances where the interests of the Adviser may conflict or appear to conflict with the interests of the Fund. In such situations the Adviser will, consistent with its duty of care and duty of loyalty, vote the securities in accordance with its pre-determined voting policy, the "Wall Street Rule," but only after disclosing any such conflict to the Corporation's Board of Directors prior to voting and affording the Fund the opportunity to direct the Adviser in the voting of such securities.

     Information on how the Funds voted proxies relating to their portfolio securities during the most recent twelve-month period ended June 30 is available at the Funds' website at http://www.prudentbear.com or the website of the Securities and Exchange Commission at http://www.sec.gov.

Code of Ethics

     The Corporation and the Adviser have adopted a code of ethics pursuant to Rule 17j-1 under the Act. The code of ethics permits personnel subject thereto to invest in securities, including securities that may be purchased or held by the Funds. The code of ethics prohibits, among other things, persons subject thereto from purchasing or selling securities if they know at the time of such purchase or sale that the security is being considered for purchase or sale by the Funds or is being purchased or sold by the Funds.

               OWNERSHIP OF MANAGEMENT AND PRINCIPAL SHAREHOLDERS

     As of the date hereof, no shares of the Fund have been issued.

          INVESTMENT ADVISER, ADMINISTRATOR, CUSTODIAN, TRANSFER AGENT,
               ACCOUNTING SERVICES AGENT AND PRINCIPAL UNDERWRITER

     The investment adviser to the Fund is David W. Tice & Associates, LLC, 43-46 Norre Gade, Suite 137, Charlotte Amalie, St. Thomas, U.S. Virgin Islands 00802. The Adviser is controlled by David W. Tice, its President and sole member.

     Pursuant to the Advisory Agreement, the Adviser furnishes continuous investment advisory services to the Fund. The Adviser supervises and manages the investment portfolio of the Fund and, subject to such policies as the Board of Directors of the Corporation may determine, directs the purchase or sale of investment securities in the day-to-day management of the Fund. Under the Advisory Agreement, the Adviser, at its own expense and without separate reimbursement from the Fund, furnishes office space and all necessary office facilities, equipment and executive personnel for managing the Fund and maintaining its organization; bears all sales and promotional expenses of the Fund, other than distribution expenses paid by the Fund pursuant to the Fund's Service and Distribution Plan, and expenses incurred in complying with the laws regulating the issue or sale of securities; and pays salaries and fees of all officers and directors of the Corporation (except the fees paid to directors who are not officers of the Corporation). For the foregoing, the Fund will pay the Adviser a monthly fee based on the Fund's average daily net assets at the annual rate of 0.75%. (The Fund has not yet commenced operations.)

     The Fund pays all of its expenses not assumed by the Adviser, including, but not limited to, the costs of preparing and printing its registration statements required under the Securities Act of 1933 and the Act and any amendments thereto, the expenses of registering its shares with the Securities and Exchange Commission and in the various states, the printing and distribution cost of prospectuses mailed to existing shareholders, the cost of director and officer liability insurance, reports to shareholders, reports to government authorities and proxy statements, interest charges, brokerage commissions and expenses incurred in connection with portfolio transactions. The Corporation also pays the fees of directors who are not officers of the Corporation, salaries of administrative and clerical personnel, association membership dues, auditing and accounting services, fees and expenses of any custodian or trustees having custody of assets of the Fund, expenses of calculating net asset values and repurchasing and redeeming shares, and charges and expenses of dividend disbursing agents, registrars and share transfer agents, including the cost of keeping all necessary shareholder records and accounts and handling any problems relating thereto.

     The Adviser has undertaken to reimburse the Fund to the extent that its aggregate annual operating expenses, including the investment advisory fee, but excluding interest, dividends on short positions, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items, exceed that percentage of the average net assets of the Fund for such year, as determined by valuations made as of the close of each business day of the year, which is the most restrictive percentage provided by the state laws of the various states in which the shares of the Funds are qualified for sale or, if the states in which the shares of the Funds are qualified for sale impose no such restrictions, 2.50%. As of the date of this Statement of Additional Information, no such state law provision was applicable to the Fund. The Fund monitors its expense ratio on a monthly basis. If the accrued amount of the expenses of the Fund exceeds the expense limitation, the Fund creates an account receivable from the Adviser for the amount of such excess. In such a situation the monthly payment of the Adviser's fee will be reduced by the amount of such excess (and if the amount of such excess in any month is greater than the monthly payment of the Adviser's fee, the Adviser will pay the Fund the amount of such difference), subject to adjustment month by month during the balance of the Fund's fiscal year if accrued expenses thereafter fall below this limit. If, in any of the three fiscal years following any fiscal year in which the Adviser has reimbursed the Fund for excess expenses, the Fund's expenses, as a percentage of its average net assets, are less than 2.50%, the Fund shall repay to the Adviser the amount the Adviser reimbursed the Fund; provided, however, that the Fund's expense ratio shall not exceed 2.50%. (The Fund has not yet commenced operations.)

     The Advisory Agreement will remain in effect as long as its continuance is specifically approved at least annually (i) by the Board of Directors of the Corporation or by the vote of a majority (as defined in the Act) of the outstanding shares of the Fund, and (ii) by the vote of a majority of the directors of the Corporation who are not parties to the Advisory Agreement or interested persons of the Adviser, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement provides that it may be terminated at any time without the payment of any penalty, by the Board of Directors of the Corporation or by vote of the majority of the Fund's shareholders on sixty (60) days' written notice to the Adviser, and by the Adviser on the same notice to the Corporation, and that it shall be automatically terminated if it is assigned.

     The Advisory Agreement provides that the Adviser shall not be liable to the Corporation or its shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties. The Advisory Agreement also provides that the Adviser and its officers, directors and employees may engage in other businesses, devote time and attention to any other business whether of a similar or dissimilar nature, and render services to others.

     The administrator to the Corporation is U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 (the "Administrator"). Pursuant to the Fund Administration Servicing Agreement entered into between the Corporation and the Administrator relating to the Fund (the "Administration Agreement"), the Administrator maintains the books, accounts and other documents required by the Act, responds to shareholder inquiries, prepares the Fund's financial statements and tax returns, prepares certain reports and filings with the Securities and Exchange Commission and with state Blue Sky authorities, furnishes statistical and research data, clerical, accounting and bookkeeping services and stationery and office supplies, keeps up and maintains the Fund's financial and accounting records and generally assists in all aspects of the Fund's operations. The Administrator, at its own expense and without reimbursement from the Fund, furnishes office space and all necessary office facilities, equipment and executive personnel for performing the services required to be performed by it under the Administration Agreement. For the foregoing, the Administrator will receive from the Fund a fee, paid monthly, at an annual rate of .08% of the first $300,000,000 of the Fund's average net assets, .07% of the next $500,000,000 of the Fund's average net assets, and .04% of the Fund's average net assets in excess of $800,000,000. Notwithstanding the foregoing, the Administrator's minimum annual fee is $40,000. The Administration Agreement will remain in effect until terminated by either party. The Administration Agreement may be terminated at any time, without the payment of any penalty, by the Board of Directors of the Corporation upon the giving of ninety (90) days' written notice to the Administrator, or by the Administrator upon the giving of ninety (90) days' written notice to the Corporation. (The Fund has not yet commenced operations.)

     Under the Administration Agreement, the Administrator shall exercise reasonable care and is not liable for any error or judgment or mistake of law or for any loss suffered by the Corporation in connection with the performance of the Administration Agreement, except a loss resulting from willful misfeasance, bad faith or negligence on the part of the Administrator in the performance of its duties under the Administration Agreement.

     U.S. Bank, N.A., an affiliate of U.S. Bancorp Fund Services, LLC, serves as custodian of the assets of the Fund pursuant to a Custody Agreement. Under the Custody Agreement, U.S. Bank, N.A. has agreed to (i) maintain a separate account in the name of the Fund, (ii) make receipts and disbursements of money on behalf of the Fund, (iii) collect and receive all income and other payments and distributions on account of the Fund's portfolio investments, (iv) respond to correspondence from shareholders, security brokers and others relating to its duties and (v) make periodic reports to the Fund concerning the Fund's operations.

     U.S. Bancorp Fund Services, LLC also serves as transfer agent and dividend disbursing agent for the Fund under a Shareholder Servicing Agent Agreement. As transfer and dividend disbursing agent, U.S. Bancorp Fund Services, LLC has agreed to (i) issue and redeem shares of the Fund, (ii) make dividend and other distributions to shareholders of the Fund, (iii) respond to correspondence by Fund shareholders and others relating to its duties, (iv) maintain shareholder accounts, and (v) make periodic reports to the Fund.

     In addition the Corporation has entered into a Fund Accounting Servicing Agreement with U.S. Bancorp Fund Services, LLC pursuant to which U.S. Bancorp Fund Services, LLC has agreed to maintain the financial accounts and records of the Fund and provide other accounting services to the Fund. For its accounting services, U.S. Bancorp Fund Services, LLC is entitled to receive fees from the Fund, payable monthly, based on the total annual rate of $39,000 for the first $100 million of average net assets, .02% on the next $200 million of average net assets and .01% on average net assets exceeding $300 million (subject to an annual minimum of $39,000). U.S. Bancorp Fund Services, LLC is also entitled to certain out of pocket expenses, including pricing expenses. (The Fund has not yet commenced operations.)


     In November 2002, the Funds entered into a Distribution Agreement with Quasar Distributors, LLC, an affiliate of U.S. Bancorp Fund Services, LLC, pursuant to which Quasar serves as principal underwriter for the Funds. Its principal business address is 615 East Michigan Street, Milwaukee, WI 53202. Quasar Distributors, LLC sells the Funds' shares on a best efforts basis. Shares of the Funds are offered continuously. (The Fund has not yet commenced operations and did not pay any commissions or compensation to Quasar Distributors, LLC during the fiscal year ended September 30, 2004 and 2003.)


                        DETERMINATION OF NET ASSET VALUE

     The net asset value of the Fund will normally be determined as of the close of regular trading (currently 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for trading. The New York Stock Exchange is open for trading Monday through Friday except New Year's Day, Dr. Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Additionally, when any of the aforementioned holidays falls on a Saturday, the New York Stock Exchange will not be open for trading on the preceding Friday and when any such holiday falls on a Sunday, the New York Stock Exchange will not be open for trading on the succeeding Monday, unless unusual business conditions exist, such as the ending of a monthly or the yearly accounting period. The New York Stock Exchange also may be closed on national days of mourning. The staff of the Securities and Exchange Commission considers the New York Stock Exchange to be closed on any day when it is not open for trading the entire day. On these days the Fund may, but is not obligated to, determine its net asset value.

     Foreign securities trading may not take place on all days when the New York Stock Exchange is open, or may take place on Saturdays and other days when the New York Stock Exchange is not open and the Fund's net asset value is not calculated. When determining net asset value, the Fund values foreign securities primarily listed and/or traded in foreign markets at their market value as of the close of the last primary market where the securities traded. Securities trading in European countries and Pacific Rim countries is normally completed well before 3:00 P.M. Central Time. Unless material, as determined by the Adviser under the supervision of the Board of Directors, events affecting the valuation of Fund securities occurring between the time its net asset value is determined and the close of the New York Stock Exchange will not be reflected in such net asset value.

     Common stocks and securities sold short that are listed on a securities exchange are valued at the last quoted sales price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. Common stocks and securities sold short that are traded on the Nasdaq National Market or the Nasdaq Smallcap Market are valued at the Nasdaq Official Closing Price. Common stocks and securities sold short that are listed on an exchange or traded on the Nasdaq National Market or the Nasdaq Smallcap Market but which are not traded on the valuation date are valued at the average of the current bid and asked prices. Unlisted equity securities for which market quotations are readily available are valued at the average of the current bid and asked prices. Options purchased or written by the Fund are valued at the average of the current bid and asked prices. The value of a futures contract equals the unrealized gain or loss on the contract that is determined by marking the contract to the current settlement price for a like contract acquired on the day on which the futures contract is being valued. A settlement price may not be moved if the market makes a limit move in which event the futures contract will be valued at its fair value as determined by the Adviser in accordance with procedures approved by the Board of Directors. Debt securities are valued at the latest bid prices furnished by independent pricing services.


     Other assets and securities for which no quotations are readily available (or which are deemed unreliable) are valued at fair value as determined in good faith by the Adviser in accordance with procedures approved by the Board of Directors of the Corporation. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market. Other types of securities that the Fund may hold for which fair value pricing might be required include, but are not limited to: (a) illiquid securities, including "restricted" securities and private placements for which there is no public market; (b) securities of an issuer that has entered into a restructuring; (c) securities whose trading has been halted or suspended; and
(d) fixed income securities that have gone into default and for which there is not a current market value quotation. Further, if events occur that materially affect the value of a security between the time trading ends on that particular security and the close of the normal trading session of the New York Stock Exchange, the Fund may value the security at its fair value. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value per share.


     The Fund prices foreign securities in terms of U.S. dollars at the official exchange rate. Alternatively, it may price these securities at the average of the current bid and asked prices of such currencies against the dollar last quoted by a major bank that is a regular participant in the foreign exchange market, or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. If the Fund does not have any of these alternatives available to it or the alternatives do not provide a suitable method for converting a foreign currency into U.S. dollars, the Adviser in accordance with procedures approved by the Board of Directors of the Corporation will establish a conversion rate for such currency.

                             DISTRIBUTION OF SHARES

     The Corporation has adopted a Service and Distribution Plan (the "Plan") for the Fund. The Plan was adopted in anticipation that the Fund will benefit from the Plan through increased sales of shares, thereby reducing the Fund's expense ratio and providing the Adviser with greater flexibility in management. The Plan authorizes payment by the Fund in connection with the distribution of its shares at an annual rate, as determined from time to time by the Board of Directors, of up to 0.25% of the Fund's average daily net assets. Amounts paid under the Plan by the Fund may be spent by the Fund on any activities or expenses primarily intended to result in the sale of shares of the Fund, including but not limited to, advertising, compensation for sales and marketing activities of financial institutions and others such as dealers and distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders and the printing and mailing of sales literature. To the extent any activity is one which the Fund may finance without a plan pursuant to Rule 12b-1, the Fund may also make payments to finance such activity outside of the Plan and not subject to its limitations.

     The Plan may be terminated by the Fund at any time by a vote of the directors of the Corporation who are not interested persons of the Corporation and who have no direct or indirect financial interest in the Plan or any agreement related thereto (the "Rule 12b-1 Directors") or by a vote of a majority of the outstanding shares of the Fund's shares. Messrs. Luck, Evans and McCarthy are currently the Rule 12b-1 Directors. Any change in the Plan that would materially increase the distribution expenses of the Fund provided for in the Plan requires approval of the Board of Directors, including the Rule 12b-1 Directors, and a majority of the Fund's shares.

     While the Plan is in effect, the selection and nomination of directors who are not interested persons of the Corporation will be committed to the discretion of the directors of the Corporation who are not interested persons of the Corporation. The Board of Directors of the Corporation must review the amount and purposes of expenditures pursuant to the Plan quarterly as reported to it by a distributor, if any, or officers of the Corporation. The Plan will continue in effect for as long as its continuance is specifically approved at least annually by the Board of Directors, including the Rule 12b-1 Directors. (The Fund has not yet commenced operations.)

                AUTOMATIC INVESTMENT PLAN AND TELEPHONE PURCHASES

     The Fund offers an automatic investment option pursuant to which money will be moved from a shareholder's bank account to the shareholder's Fund account on the schedule (e.g., monthly, bimonthly [every other month], or quarterly) the shareholder selects. The minimum transaction amount is $100.

     The Fund offers a telephone purchase option pursuant to which money will be moved from a shareholder's bank account to the shareholder's Fund account upon request. Only bank accounts held at domestic financial institutions that are Automated Clearing House ("ACH") members can be used for telephone transactions. To have Fund shares purchased at net asset value determined as of the close of regular trading on a given date, U.S. Bancorp Fund Services, LLC must receive both the purchase order and payment by Electronic Funds Transfer through the ACH System before the close of regular trading on such date. Most transfers are completed the same business day. The minimum amount that can be transferred by telephone is $100.

                              REDEMPTION OF SHARES

     A shareholder's right to redeem shares of the Fund will be suspended and the right to payment postponed for more than seven days for any period during which the New York Stock Exchange is closed because of financial conditions or any other extraordinary reason and may be suspended for any period during which
(a) trading on the New York Stock Exchange is restricted pursuant to rules and regulations of the Securities and Exchange Commission, (b) the Securities and Exchange Commission has by order permitted such suspension or (c) such emergency, as defined by rules and regulations of the Securities and Exchange Commission, exists as a result of which it is not reasonably practicable for the Fund to dispose of its securities or fairly to determine the value of its net assets.


     The Fund imposes a 1.00% redemption fee on the value of shares redeemed less than 30 days after purchase. The redemption fee will not apply to (a) shares purchased through reinvested distributions (dividends and capital gains);
(b) shares held in employer-sponsored retirement plans, such as 401(k) plans, but will apply to IRA accounts; or (c) through the systematic withdrawal plan. The redemption fee is designed to discourage short-term trading and any proceeds of the fee will be credited to the assets of the Fund.


     In calculating whether a redemption of the Fund's shares is subject to a redemption fee, a shareholder's holdings will be viewed on a "first in/first out" basis. This means that, in determining whether any fee is due, the shareholder will be deemed to have sold the shares he or she acquired earliest. The fee will be calculated based on the current net asset value of the shares as of the redemption date.

                           SYSTEMATIC WITHDRAWAL PLAN

     An investor who owns shares of the Fund worth at least $10,000 at the current net asset value may, by completing an application which may be obtained from the Corporation or

U.S. Bancorp Fund Services, LLC, create a Systematic Withdrawal Plan from which a fixed sum will be paid to the investor at regular intervals. To establish the Systematic Withdrawal Plan, the investor deposits Fund shares with the Corporation and appoints it as agent to effect redemptions of shares held in the account for the purpose of making monthly or quarterly withdrawal payments of a fixed amount to the investor out of the account. Fund shares deposited by the investor in the account need not be endorsed or accompanied by a stock power if registered in the same name as the account; otherwise, a properly executed endorsement or stock power, obtained from any bank, broker-dealer or the Corporation is required. The investor's signature should be Medallion guaranteed by a bank, a member firm of a national stock exchange or other eligible guarantor.

     The minimum amount of a withdrawal payment is $100. These payments will be made from the proceeds of periodic redemptions of shares in the account at net asset value. Redemptions will be made in accordance with the schedule (e.g., monthly, bimonthly [every other month], quarterly or yearly, but in no event more frequently than monthly) selected by the investor. If a scheduled redemption day is a weekend day or a holiday, such redemption will be made on the next preceding business day. Establishment of a Systematic Withdrawal Plan constitutes an election by the investor to reinvest in additional Fund shares, at net asset value, all income dividends and capital gains distributions payable by the Fund on shares held in such account, and shares so acquired will be added to such account. The investor may deposit additional Fund shares in his account at any time.

     Withdrawal payments cannot be considered as yield or income on the investor's investment, since portions of each payment will normally consist of a return of capital. Depending on the size or the frequency of the disbursements requested, and the fluctuation in the value of the Fund's portfolio, redemptions for the purpose of making such disbursements may reduce or even exhaust the investor's account.

     The investor may vary the amount or frequency of withdrawal payments, temporarily discontinue them, or change the designated payee or payee's address, by notifying U.S. Bancorp Fund Services, LLC in writing thirty (30) days prior to the next payment.

                        ALLOCATION OF PORTFOLIO BROKERAGE

     The Fund's securities trading and brokerage policies and procedures are reviewed by and subject to the supervision of the Corporation's Board of Directors. Decisions to buy and sell securities for the Fund are made by the Adviser subject to review by the Corporation's Board of Directors. In placing purchase and sale orders for portfolio securities for the Fund, it is the policy of the Adviser to seek the best execution of orders at the most favorable price in light of the overall quality of brokerage and research services provided, as described in this and the following paragraphs. Many of these transactions involve payment of a brokerage commission by the Fund. In some cases, transactions are with firms who act as principals of their own accounts. In selecting brokers to effect portfolio transactions, the determination of what is expected to result in best execution at the most favorable price involves a number of largely judgmental considerations. Among these are the Adviser's evaluation of the broker's efficiency in executing and clearing transactions, block trading capability (including the broker's willingness to position securities) and the broker's reputation, financial strength and stability. The most favorable price to the Fund means the best net price without regard to the mix between purchase or sale price and commission, if any. Over-the-counter securities may be purchased and sold directly with principal market makers who retain the difference in their cost in the security and its selling price (i.e. "markups" when a market maker sells a security and "markdowns" when the market maker purchases a security). In some instances, the Adviser feels that better prices are available from non-principal market makers who are paid commissions directly.


     In allocating brokerage business for the Fund, the Adviser also takes into consideration the research, analytical, statistical and other information and services provided by the broker, such as general economic reports and information, reports or analyses of particular companies or industry groups, market timing and technical information, and the availability of the brokerage firm's analysts for consultation. While the Adviser believes these services have substantial value, they are considered supplemental to the Adviser's own efforts in the performance of its duties under the Advisory Agreement. Other clients of the Adviser may indirectly benefit from the availability of these services to the Adviser, and the Fund may indirectly benefit from services available to the Adviser as a result of transactions for other clients. The Advisory Agreement provides that the Adviser may cause the Fund to pay a broker which provides brokerage and research services to the Adviser a commission for effecting a securities transaction in excess of the amount another broker would have charged for effecting the transaction, if the Adviser determines in good faith that such amount of commission is reasonable in relation to the value of brokerage and research services provided by the executing broker viewed in terms of either the particular transaction or the Adviser's overall responsibilities with respect to the Fund and the other accounts as to which it exercises investment discretion. (The Fund has not yet commenced operations.)


                                      TAXES

     This section is not intended to be a complete discussion of present or proposed federal income tax laws and the effect of such laws on an investor. Investors are urged to consult with their respective tax advisers for a complete review of the tax ramifications of an investment in the Fund.

Taxation as Regulated Investment Company

     The Fund intends to qualify annually for and elect tax treatment applicable to a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code").

     In order to qualify as a regulated investment company under Subchapter M, the Fund must have at least 90% of its annual gross income derived from qualified sources and the Fund must have at least 50% of its assets invested in qualified assets for each quarter during a fiscal year, in addition to meeting other Code requirements.

     If the Fund fails to qualify as a regulated investment company under Subchapter M in any fiscal year, it will be treated as a corporation for federal income tax purposes. As such the Fund would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations. Shareholders of the Fund would not be liable for income tax on the Fund's net investment income or net realized capital gains in their individual capacities. Distributions to shareholders, whether from the Fund's net investment income or net realized capital gains, would be treated as taxable dividends to the extent of current or accumulated earnings and profits of the Fund.

Tax Character of Distributions and Redemptions

     The Fund intends to distribute substantially all of its net investment income and net capital gain each fiscal year. Dividends from net investment income and short-term capital gains are taxable to investors as ordinary income (although a portion of such dividends may be taxable to investors at the lower rate applicable to dividend income), while distributions of net long-term capital gains are taxable as long-term capital gain regardless of the shareholder's holding period for the shares. Distributions from the Fund are taxable to investors, whether received in cash or in additional shares of the Fund.

     Any dividend or capital gain distribution paid shortly after a purchase of shares of the Fund, will have the effect of reducing the per share net asset value of such shares by the amount of the dividend or distribution. Furthermore, if the net asset value of the shares of the Fund immediately after a dividend or distribution is less than the cost of such shares to the shareholder, the dividend or distribution will be taxable to the shareholder even though it results in a return of capital to the shareholder.

     Redemption of shares will generally result in a capital gain or loss for income tax purposes. Such capital gain or loss will be long term or short term, depending upon the holding period. However, if a loss is realized on shares held for six months or less, and the investor received a capital gain distribution during that period, then such loss is treated as a long-term capital loss to the extent of the capital gain distribution received.

Tax Character of Option and Straddle Transactions

     If a call option written by the Fund expires, the amount of the premium received by the Fund for the option will be short-term capital gain. If such an option is closed by the Fund, any gain or loss realized by the Fund as a result of the closing purchase transaction will be short-term capital gain or loss. If the holder of a call option exercises the holder's right under the option, any gain or loss realized by the Fund upon the sale of the underlying security pursuant to such exercise will be short-term or long-term capital gain or loss to the Fund depending on the Fund's holding period for the underlying security.

     With respect to call options purchased by the Fund, the Fund will realize short-term or long-term capital gain or loss if such option is sold and will realize short-term or long-term capital loss if the option is allowed to expire depending on the Fund's holding period for the call option. If such a call option is exercised, the amount paid by the Fund for the option will be added to the basis of the stock or futures contract so acquired.

     The Fund may utilize options on stock indexes. Options on "broadbased" stock indexes are classified as "nonequity options" under the Code. Gains and losses resulting from the expiration, exercise or closing of such nonequity options, as well as gains and losses resulting from futures contract transactions, will be treated as long-term capital gain or loss to the extent of 60% thereof and short-term capital gain or loss to the extent of 40% thereof (hereinafter "blended gain or loss"). In addition, any nonequity option held by the Fund on the last day of a fiscal year will be treated as sold for market value on that date, and gain or loss recognized as a result of such deemed sale will be blended gain or loss. These tax considerations may have an impact on investment decisions made by the Fund.

     The trading strategies of the Fund may constitute "straddle" transactions. Straddles may affect the short-term or long-term holding period of certain investments for distribution characterization, and may cause the postponement of recognition of losses incurred in certain closing transactions for tax purposes.

Foreign Withholding Taxes

     The Fund may be subject to foreign withholding taxes on income and gains derived from its investments outside the U.S. Such taxes would reduce the return on the Fund's investments. Tax treaties between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the value of the Fund's total assets at the close of any taxable year consist of securities of foreign corporations, the Fund may elect, for U.S. federal income tax purposes, to treat any foreign country income or withholding taxes paid by it that can be treated as income taxes under U.S. income tax principles, as paid by its shareholders. For any year that the Fund makes such an election, each of its shareholders will be required to include in the shareholder's income (in addition to taxable dividends actually received) the shareholder's allocable share of such taxes paid by such Fund and will be entitled, subject to certain limitations, to credit the shareholder's portion of these foreign taxes against the shareholder's U.S. federal income tax due, if any, or to deduct it (as an itemized deduction) from the shareholder's U.S. taxable income, if any. Generally, credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to the shareholder's foreign source taxable income.

     If the pass through election described above is made, the source of the Fund's income flows through to its shareholders. Certain gains from the sale of securities and currency fluctuations will not be treated as foreign source taxable income. In addition, this foreign tax credit limitation must be applied separately to certain categories of foreign source income, one of which is foreign source "passive income." For this purpose, foreign "passive income" includes dividends, interest, capital gains and certain foreign currency gains. As a consequence, certain shareholders may not be able to claim a foreign tax credit for the full amount of their proportionate share of the foreign tax paid by the Fund.

     The foreign tax credit can be used to offset only 90% of the alternative minimum tax (as computed under the Code for purposes of this limitation) imposed on corporations and individuals. If the Fund does not make the pass through election described above, the foreign taxes it pays will reduce its income and distributions by the Fund will be treated as U.S. source income.

     Each shareholder will be notified within 60 days after the close of the Fund's taxable year whether, pursuant to the election described above, the foreign taxes paid by the Fund will be treated as paid by its shareholders for that year and, if so, such notification will designate: (i) the foreign taxes paid and (ii) the Fund's dividends and distributions that represent income derived from foreign sources.

Passive Foreign Investment Companies

     The Fund may invest in stocks of foreign companies that are classified under the Code as passive foreign investment companies ("PFICs"), if that stock is a permissible investment. In general, a foreign company is classified as a PFIC if it meets either of the following tests: (1) at least 75% of its gross income is passive; or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Unless the Fund makes a "QEF election" or a "mark to market" election as described below, the Fund generally will be subject to an interest charge in addition to federal income tax (at ordinary income rates) on (i) any "excess distribution" received on the stock of a PFIC, or (ii) any gain from disposition of PFIC stock that was acquired in an earlier taxable year. This interest charge and ordinary income tax treatment will apply even if the Fund distributes such income as a taxable dividend to its shareholders. Any portion of a PFIC distribution that is not an "excess distribution", will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to the Fund to the extent it distributes that income to its shareholders.

     The Fund may avoid the imposition of the interest charge and other adverse tax consequences of PFIC status described above if the Fund makes an election to treat the particular PFIC as a "qualified electing fund" (a "QEF"), and if this election is made for the first taxable year in which the Fund owns stock of such PFIC. If the Fund invests in a PFIC and makes such a QEF election, the interest charge and other adverse tax consequences of PFIC status described above will not apply with respect to such PFIC. Instead, the Fund will be required to include in the Fund's income each year the Fund's pro rata share of the QEF's annual ordinary earnings and net capital gain (which the Fund may have to distribute to satisfy the distribution requirement under Subchapter M ("Distribution Requirement"), even if the QEF does not distribute those earnings and gain to the Fund). In most instances it will be very difficult, if not impossible, to make this election because of certain of its requirements.

     The Fund may also avoid the imposition of the interest charge and other adverse tax consequences of PFIC status described above if the Fund makes a "mark to market" election with respect to the stock of a particular PFIC, and if this election is made for the first taxable year in which the Fund owns stock of such PFIC. "Marking-to-market," in this context, means including in the Fund's ordinary income each taxable year the excess, if any, of the fair market value of a PFIC's stock over the Fund's adjusted basis therein as of the end of that year. Pursuant to the election, the Fund also would be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included by the Fund for prior taxable years under the election. The Fund's adjusted basis in each PFIC's stock with respect to which it has made this election will be adjusted to reflect the amounts of income included and deductions taken thereunder. The QEF election and the mark-to-market election may accelerate the recognition of income by the Fund (without the receipt of cash) and increase the amount required to be distributed by the Fund to avoid taxation. Making either of these elections therefore may require the Fund to liquidate other investments to meet its Distribution Requirement (including when it may not be advantageous for the Fund to liquidate such investments), which may accelerate the recognition of gain and affect the Fund's total return.

Backup Withholding

     The Fund may be required to withhold Federal income tax at a rate of 28% ("backup withholding") from dividend payments and redemption proceeds if a shareholder fails to furnish the Fund with his social security or other tax identification number and certify under penalty of perjury that such number is correct and that he is not subject to backup withholding due to the under reporting of income. The certification form is included as part of the share purchase application and should be completed when the account is opened.

                              SHAREHOLDER MEETINGS

     The Maryland General Corporation Law permits registered investment companies, such as the Corporation, to operate without an annual meeting of shareholders under specified circumstances if an annual meeting is not required by the Act. The Corporation has adopted the appropriate provisions in its Bylaws and may, at its discretion, not hold an annual meeting in any year in which the election of directors is not required to be acted on by shareholders under the Act.

     The Corporation's Bylaws also contain procedures for the removal of directors by its shareholders. At any meeting of shareholders, duly called and at which a quorum is present, the shareholders may, by the affirmative vote of the holders of a majority of the votes entitled to be cast thereon, remove any director or directors from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed directors.

     Upon the written request of the holders of shares entitled to not less than ten percent (10%) of all the votes entitled to be cast at such meeting, the Secretary of the Corporation shall promptly call a special meeting of shareholders for the purpose of voting upon the question of removal of any director. Whenever ten or more shareholders of record who have been such for at least six months preceding the date of application, and who hold in the aggregate either shares having a net asset value of at least $25,000 or at least one percent (1%) of the total outstanding shares, whichever is less, shall apply to the Corporation's Secretary in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to a request for a meeting as described above and accompanied by a form of communication and request which they wish to transmit, the Secretary shall within five business days after such application either: (1) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the Corporation; or (2) inform such applicants as to the approximate number of shareholders of record and the approximate cost of mailing to them the proposed communication and form of request.

     If the Secretary elects to follow the course specified in clause (2) of the last sentence of the preceding paragraph, the Secretary, upon the written request of such applicants, accompanied by a tender of the material to be mailed and of the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books unless within five business days after such tender the Secretary shall mail to such applicants and file with the Securities and Exchange Commission, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Board of Directors to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion.

     After opportunity for hearing upon the objections specified in the written statement so filed, the Securities and Exchange Commission may, and if demanded by the Board of Directors or by such applicants shall, enter an order either sustaining one or more of such objections or refusing to sustain any of them. If the Securities and Exchange Commission shall enter an order refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more of such objections, the Securities and Exchange Commission shall find, after notice and opportunity for hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Secretary shall mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.




                                CAPITAL STRUCTURE

     The Corporation's Articles of Incorporation permit the Board of Directors to issue 1,000,000,000 shares of common stock, with a $.0001 par value. The Board of Directors has the power to designate one or more classes of shares of common stock and to classify or reclassify any unissued shares of common stock. Currently the Corporation has authorized three portfolios, the Prudent Bear Fund, the Prudent Global Income Fund and the Prudent Bear Large Cap Fund. The Prudent Bear Fund has two classes, the No Load Shares and the Class C Shares. The Prudent Global Income Fund and the Prudent Bear Large Cap Fund have one class only, the No Load Shares. Of the 1,000,000,000 shares of common stock authorized, 250,000,000 have been designated for each of the four classes. Each class of shares of each Fund are fully paid and non-assessable; have no preferences as to conversion, exchange, dividends, retirement or other features; and have no preemptive rights. Each class of shares bears differing class specific expenses such as 12b-1 fees.

     Each class of shares of each Fund have non-cumulative voting rights, meaning that the holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Directors if they so choose. Generally shares are voted in the aggregate and not by each class or Fund, except where class voting rights (i.e. by Fund or class) is required by Maryland law or the Act.

     The shares of each Fund have the same preferences, limitations and rights, except that all consideration received from the sale of shares of each Fund, together with all income, earnings, profits and proceeds thereof, belong to that Fund and are charged with the liabilities in respect of that Fund and of that Fund's share of the general liabilities of the Corporation in the proportion that the total net assets of the Fund bears to the total net assets of all of the Funds. However the Board of Directors of the Corporation may, in its discretion direct that any one or more general liabilities of the Corporation be allocated among the Funds on a different basis. The net asset value per share of each Fund is based on the assets belonging to that Fund less the liabilities charged to that Fund, and dividends are paid on shares of each Fund only out of lawfully available assets belonging to that Fund. In the event of liquidation or dissolution of the Corporation, the shareholders of each Fund will be entitled, out of the assets of the Corporation available for distribution, to the assets belonging to such Fund.

                        DESCRIPTION OF SECURITIES RATINGS

     The Fund may invest in commercial paper and commercial paper master notes assigned ratings of either Standard & Poor's Corporation ("Standard & Poor's") or Moody's

Investors Service, Inc. ("Moody's"). A brief description of the ratings symbols and their meanings follows.


     Standard & Poor's Commercial Paper Ratings. A Standard & Poor's commercial paper rating is a current opinion of the likelihood of timely payment of debt considered short-term in the relevant market. Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. The three highest categories are as follows:


     A-1. This highest category indicates that the degree of safety regarding timely payment is strong. Those issuers determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.


     A-2. Capacity for timely payment on issues with this designation is satisfactory. However the relative degree of safety is not as high as for issuers designated "A-1".

     A-3. Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying a higher designation.

     Moody's Investors Service, Inc Commercial Paper. Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Moody's ratings are opinions, not recommendations to buy or sell, and their accuracy is not guaranteed.


     Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:


     Prime-1 - Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:


     o    Leading market positions in well-established industries.

     o    High rates of return on funds employed.

     o Conservative capitalization structure with moderate reliance on debt and ample asset protection.

     o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

     o Well-established access to a range of financial markets and assured sources of alternate liquidity.


     Prime-2 - Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     Prime-3 - Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     PricewaterhouseCoopers LLP, 100 East Wisconsin Avenue, Suite 1500, Milwaukee, Wisconsin 53202, has been selected as the independent registered public accounting firm for each of the Funds. As such, PricewaterhouseCoopers LLP is responsible for auditing the financial statements of the Funds.

                                     PART C

                                OTHER INFORMATION


Item 22.  Exhibits
          --------


(a)(i)    Registrant's Articles of Incorporation.(1)

(a)(ii)   Articles Supplementary.(3)

(a)(iii)  Articles Supplementary.(5)

(a)(iv)   Articles Supplementary.(5)

(b)       Registrant's Bylaws.(1)

(c)       None.

(d)(i)    Investment Advisory Agreement (Prudent Bear Fund).(1)

(d)(ii)   Investment Advisory Agreement (Prudent Global Income Fund).(4)

(d)(iii)  Investment Advisory Agreement (Prudent Bear Large Cap Fund).(4)

(e)(i)    Distribution Agreement with Quasar Distributors, LLC.(7)

(e)(ii)   Form of Dealer Agreement.(7)

(f)       None.

(g)(i) Custodian Agreement with U.S. Bank, N.A. (successor to Firstar Trust Company) (Prudent Bear Fund).(4)

(g)(ii)   Custodian Agreement with U.S. Bank, N.A. (Prudent Global Income
          Fund).(4)

(g)(iii)  Custodian Agreement with U.S. Bank, N.A. (Prudent Bear Large Cap
          Fund).(4)

(h)(i) Fund Administration Servicing Agreement with U.S. Bancorp Fund Services, LLC (successor to Firstar Trust Company) (Prudent Bear
          Fund).(1)

(h)(ii) Fund Administration Servicing Agreement with U.S. Bancorp Fund Services, LLC (Prudent Global Income Fund).(4)

(h)(iii) Fund Administration Servicing Agreement with U.S. Bancorp Fund Services, LLC (Prudent Bear Large Cap Fund).(4)

(h)(iv) Transfer Agent Agreement with Firstar Trust Company (predecessor to U.S. Bancorp Fund Services, LLC) (Prudent Bear Fund).(4)

(h)(v) Transfer Agent Agreement with U.S. Bancorp Fund Services, LLC (Prudent Global Income Fund).(4)

(h)(vi) Transfer Agent Agreement with U.S. Bancorp Fund Services, LLC (Prudent Bear Large Cap Fund).(4)

(h)(vii) Fund Accounting Servicing Agreement with Firstar Trust Company (predecessor to U.S. Bancorp Fund Services, LLC) (Prudent Bear
          Fund).(1)

(h)(vii) Fund Accounting Servicing Agreement with U.S. Bancorp Fund Services, LLC (Prudent Global Income Fund).(4)

(h)(ix) Fund Accounting Servicing Agreement with U.S. Bancorp Fund Services, LLC (Prudent Bear Large Cap Fund).(4)


(i)       Opinion of Foley & Lardner LLP, counsel for Registrant.


(j)       Consent of PricewaterhouseCoopers LLP. [To be filed by amendment.]

(k)       None.

(l)       Subscription Agreement.(1)

(m)(i)    Service and Distribution Plan for Prudent Bear Fund No Load Shares.(3)

(m)(ii)   Service and Distribution Plan for Prudent Bear Fund Class C Shares.(3)

(m)(iii) Service and Distribution Plan for Prudent Global Income Fund No Load Shares.(4)

(m)(iv) Service and Distribution Plan for Prudent Bear Large Cap Fund No Load Shares.(4)

(n)       Rule 18f-3 Multi-Class Plan.(4)

(p) Code of Ethics of Prudent Bear Funds, Inc. and David W. Tice & Associates, LLC (f/k/a David W. Tice & Associates, Inc.)(6)

_______________

(1) Previously filed as an exhibit to Pre-Effective Amendment No. 1 to the Registration Statement and incorporated by reference thereto. Pre-Effective Amendment No. 1 was filed on December 18, 1995 and its accession number is 0000897069-95-000208.

(2) Previously filed as an exhibit to Post-Effective Amendment No. 3 to the Registration Statement and incorporated by reference thereto. Post-Effective Amendment No. 3 was filed on January 27, 1998 and its accession number is 0000897069-98-000014.

(3) Previously filed as an exhibit to Post-Effective Amendment No. 4 to the Registration Statement and incorporated by reference thereto. Post-Effective Amendment No. 4 was filed on September 28, 1998 and its accession number is 0000897069-98-000479.

(4) Previously filed as an exhibit to Post-Effective Amendment No. 6 to the Registration Statement and incorporated by reference thereto. Post-Effective Amendment No. 6 was filed on November 17, 1999 and its accession number is 0000897069-99-000569.

(5) Previously filed as an exhibit to Post-Effective Amendment No. 7 to the Registration Statement and incorporated by reference thereto. Post-Effective Amendment No. 7 was filed on January 28, 2000 and its accession number is 0000897069-00-000021.

(6) Previously filed as an exhibit to Post-Effective Amendment No. 10 to the Registration Statement and incorporated by reference thereto. Post-Effective Amendment No. 10 was filed on January 30, 2002 and its accession number is 0000897069-02-000055.

(7) Previously filed as an exhibit to Post-Effective Amendment No. 11 to the Registration Statement and incorporated by reference thereto. Post-Effective Amendment No. 11 was filed on January 28, 2003 and its accession number is 0000897069-03-000102.



Item 23.  Persons Controlled by or under Common Control with Registrant
          -------------------------------------------------------------


          Registrant is not controlled by any person. Registrant neither controls any person nor is under common control with any other person.



Item 24.  Indemnification
          ---------------


          Pursuant to the authority of the Maryland General Corporation Law, particularly Section 2-418 thereof, Registrant's Board of Directors has adopted a bylaw respecting indemnification of its corporate representatives. The general effect of this bylaw may be to reduce the circumstances under which a director or officer may be required to bear the economic burden of their liabilities and expenses. The following bylaw is in full force and effect and has not been modified or cancelled:

                                   Article VII

                               GENERAL PROVISIONS

     Section 7.  Indemnification.

          A. The Corporation shall indemnify all of its corporate representatives against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by them in connection with the defense of any action, suit or proceeding, or threat or claim of such action, suit or proceeding, whether civil, criminal, administrative, or legislative, no matter by whom brought, or in any appeal in which they or any of them are made parties or a party by reason of being or having been a corporate representative, if the corporate representative acted in good faith and in a manner reasonably believed to be in or not opposed to the best interests of the corporation and with respect to any criminal proceeding, if he had no reasonable cause to believe his conduct was unlawful provided that the corporation shall not indemnify corporate representatives in relation to matters as to which any such corporate representative shall be adjudged in such action, suit or proceeding to be liable for gross negligence, willful misfeasance, bad faith, reckless disregard of the duties and obligations involved in the conduct of his office, or when indemnification is otherwise not permitted by the Maryland General Corporation Law.

          B. In the absence of an adjudication which expressly absolves the corporate representative, or in the event of a settlement, each corporate representative shall be indemnified hereunder only if there has been a reasonable determination based on a review of the facts that indemnification of the corporate representative is proper because he has met the applicable standard of conduct set forth in paragraph A. Such determination shall be made: (i) by the board of directors, by a majority vote of a quorum which consists of directors who were not parties to the action, suit or proceeding, or if such a quorum cannot be obtained, then by a majority vote of a committee of the board consisting solely of two or more directors, not, at the time, parties to the action, suit or proceeding and who were duly designated to act in the matter by the full board in which the designated directors who are parties to the action, suit or proceeding may participate; or (ii) by special legal counsel selected by the board of directors or a committee of the board by vote as set forth in
     (i) of this paragraph, or, if the requisite quorum of the full board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full board in which directors who are parties to the action, suit or proceeding may participate.

          C. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall create a rebuttable presumption that the person was guilty of willful misfeasance, bad faith, gross negligence or reckless disregard to the duties and obligations involved in the conduct of his or her office, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his or her conduct was unlawful.

          D. Expenses, including attorneys' fees, incurred in the preparation of and/or presentation of the defense of a civil or criminal action, suit or proceeding may be paid by the corporation in advance of the final disposition of such action, suit or proceeding as authorized in the manner provided in Section 2-418(F) of the Maryland General Corporation Law upon receipt of: (i) an undertaking by or on behalf of the corporate representative to repay such amount unless it shall ultimately be determined that he or she is entitled to be indemnified by the corporation as authorized in this bylaw; and (ii) a written affirmation by the corporate representative of the corporate representative's good faith belief that the standard of conduct necessary for indemnification by the corporation has been met.

          E. The indemnification provided by this bylaw shall not be deemed exclusive of any other rights to which those indemnified may be entitled under these bylaws, any agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his or her official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person subject to the limitations imposed from time to time by the Investment Company Act of 1940, as amended.

          F. This corporation shall have power to purchase and maintain insurance on behalf of any corporate representative against any liability asserted against him or her and incurred by him or her in such capacity or arising out of his or her status as such, whether or not the corporation would have the power to indemnify him or her against such liability under this bylaw provided that no insurance may be purchased or maintained to protect any corporate representative against liability for gross negligence, willful misfeasance, bad faith or reckless disregard of the duties and obligations involved in the conduct of his or her office.

          G. "Corporate Representative" means an individual who is or was a director, officer, agent or employee of the corporation or who serves or served another corporation, partnership, joint venture, trust or other enterprise in one of these capacities at the request of the corporation and who, by reason of his or her position, is, was, or is threatened to be made, a party to a proceeding described herein.

          Insofar as indemnification for and with respect to liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person or Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 25.  Business and Other Connections of the Investment Adviser
          --------------------------------------------------------


          Incorporated by reference to the Statement of Additional Information pursuant to Rule 411 under the Securities Act of 1933.


Item 26.  Principal Underwriters
          ----------------------


          a. To the best of the Registrant's knowledge, Quasar Distributors, LLC also acts as a principal underwriter for the following other investment companies:


-----------------------------------------    -----------------------------------
Investment Company                           Investment Company
-----------------------------------------    -----------------------------------
AHA Funds                                    Jacob Internet Fund Inc.
-----------------------------------------    -----------------------------------
AIP Alternative Strategies                   Jacobs & Company Mutual
-----------------------------------------    -----------------------------------
Al Frank Funds                               Jensen Portfolio
-----------------------------------------    -----------------------------------
Alpine Equity Trust                          Julius Baer Funds
-----------------------------------------    -----------------------------------
Alpha Income Trust                           Kensington Funds
-----------------------------------------    -----------------------------------
Alpine Series Trust                          Kirr Marbach Partners
-----------------------------------------    -----------------------------------
American Trust Allegiance                    Kit Cole Investment Trust
-----------------------------------------    -----------------------------------
Alternative Investment Advisors,
Alpha Strategies 1 Fund                      Leonetti Funds
-----------------------------------------    -----------------------------------

-----------------------------------------    -----------------------------------
Avatar Advantage Funds                       Light Revolution Fund, Inc.
-----------------------------------------    -----------------------------------
Blue & White Fund                            Lighthouse Capital
-----------------------------------------    -----------------------------------
Brandes Investment Trust                     Lindner Funds
-----------------------------------------    -----------------------------------
Brandywine Blue Funds, Inc.                  LKCM Funds
-----------------------------------------    -----------------------------------
Brazos Mutual Funds                          Masters' Select Fund Trust
-----------------------------------------    -----------------------------------
Bridges Fund                                 Matrix Asset Advisors, Inc.
-----------------------------------------    -----------------------------------
Builders Fixed Income Fund                   McCarthy Fund
-----------------------------------------    -----------------------------------
Buffalo Funds                                McIntyre Global Equity Fund
-----------------------------------------    -----------------------------------
Capital Advisors Funds                       Midanek/Pak Fund
-----------------------------------------    -----------------------------------
CCM ADVISORS FUNDS                           Monetta Fund, Inc.
-----------------------------------------    -----------------------------------
CCMA Select Investment                       MP63 Fund
-----------------------------------------    -----------------------------------
Chase Funds                                  Muhlenkamp (Wexford)
-----------------------------------------    -----------------------------------
Conning Money Market                         Mutuals.com
-----------------------------------------    -----------------------------------
Country Funds                                Mutuals.com Vice Fund
-----------------------------------------    -----------------------------------
Cullen Funds                                 NorCap Funds, Inc.
-----------------------------------------    -----------------------------------
Dow Jones Islamic Fund                       Osterwel Funds
-----------------------------------------    -----------------------------------
Duncan-Hurst Funds                           Optimum Q Funds
-----------------------------------------    -----------------------------------
Edgar Lomax Value Fund                       Osterwels Funds
-----------------------------------------    -----------------------------------
Everest Series Funds Trust                   Perkins Capital Management
-----------------------------------------    -----------------------------------
FFTW Funds, Inc.                             Permanent Portfolio Fund
-----------------------------------------    -----------------------------------
First American Funds, Inc.                   PIC Funds
-----------------------------------------    -----------------------------------
First American Insurance Portfolios, Inc.    Portfolio 21
-----------------------------------------    -----------------------------------
First American Investment Funds, Inc.        Primecap Odyssey Funds
-----------------------------------------    -----------------------------------

-----------------------------------------    -----------------------------------
First American Strategy Funds, Inc.          Rainier Funds
-----------------------------------------    -----------------------------------
Fort Pitt Capital Group, Inc.                Segall Bryant & Hamill
-----------------------------------------    -----------------------------------
Fremont Funds                                SEIX Funds
-----------------------------------------    -----------------------------------
Fund X Funds                                 Summit Funds
-----------------------------------------    -----------------------------------
Glenmede Fund, Inc.                          Teberg Fund
-----------------------------------------    -----------------------------------
Glenmede Portfolios                          Thompson Plumb (TIM)
-----------------------------------------    -----------------------------------
Greenville Small Cap Growth                  Thompson Plumb (WISCAP)
-----------------------------------------    -----------------------------------
Gulness Atkinson Funds                       TIFF Investment Program
-----------------------------------------    -----------------------------------
Harding Loevner Funds                        Tyee Capital Management
-----------------------------------------    -----------------------------------
Hennessey Funds, Inc.                        Villere Fund
-----------------------------------------    -----------------------------------
Hennessey Mutual Funds, Inc.                 Women's Equity Fund
-----------------------------------------    -----------------------------------
Hesser Total Return Fund
-----------------------------------------
High Pointe Funds
-----------------------------------------
Hollencrest Equity
-----------------------------------------
Howard Capital Appreciation
-----------------------------------------
Intrepid Capital Management
-----------------------------------------
Invesco Nat'l Asset Management
-----------------------------------------
International Equity Fund
-----------------------------------------


          b. To the best of the Registrant's knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:


-------------------   --------------------------------   ---------------------
Name and Principal    Position and Offices with Quasar   Positions and Offices
Business Address(1)           Distributors, LLC             with Registrant
-------------------   --------------------------------   ---------------------
James R. Schoenike                President                      None
                                 Board Member
-------------------   --------------------------------   ---------------------
Donna J. Berth                    Treasurer                      None
-------------------   --------------------------------   ---------------------
Andrew Strand                     Secretary                      None
-------------------   --------------------------------   ---------------------

-------------------   --------------------------------   ---------------------
Teresa Cowan                  Board Member and                   None
                            Assistant Secretary
-------------------   --------------------------------   ---------------------
Eric W. Falkeis                 Board Member                     None
-------------------   --------------------------------   ---------------------
(1) The address of each of the foregoing is 615 East Michigan Street, Milwaukee, Wisconsin 53202.

          c. The total commissions and other compensation received by Quasar Distributors, LLC, directly or indirectly, from the Funds during the fiscal year ended September 30, 2004 is as follows:

                           Net Underwriting   Compensation on
 Principal                    Discounts       Redemption and     Brokerage        Other
Underwriter                and Commissions      Repurchases     Commissions   Compensation
-----------                ----------------   ---------------   -----------   ------------
Quasar Distributors, LLC         N/A                N/A             N/A            $0


--------------------



Item 27.  Location of Accounts and Records
          --------------------------------


          The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the physical possession of Registrant and Registrant's Administrator as follows: the documents required to be maintained by paragraphs (5), (6), (7), (10) and (11) of Rule 31a-1(b) will be maintained by the Registrant at 8140 Walnut Hill Lane, Suite 300, Dallas, Texas 75231; and all other records will be maintained by the Registrant's Administrator, U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin.


Item 28.  Management Services
          -------------------


          All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.


Item 29.  Undertakings
          ------------


          Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Dallas and State of Texas on the 30th day of November, 2004.


                                         PRUDENT BEAR FUNDS, INC.
                                            (Registrant)



                                         By: /s/ David W. Tice
                                             -----------------------------------
                                             David W. Tice, President


     Pursuant to the requirements of the Securities Act of 1933, this Amended Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

         Name                        Title                           Date
         ----                        -----                           ----



/s/ David W. Tice           President and Treasurer            November 30, 2004
-----------------------     (Principal Executive,
David W. Tice               Financial and Accounting

                            Officer) and a Director
/s/ Gregg Jahnke
-----------------------     Director, Vice President,          November 30, 2004
Gregg Jahnke                Secretary and Chief

                            Compliance Officer
/s/ David Eric Luck
-----------------------     Director                           November 23, 2004
David Eric Luck



-----------------------     Director                           November __, 2004
Edmund M. McCarthy


/s/ Elywn Kim Evans
-----------------------     Director                           November 30, 2004
Elywn Kim Evans

                             Exhibit Index - Page 1
                                  EXHIBIT INDEX

Exhibit No.    Exhibit

(a)(i)         Registrant's Articles of Incorporation.*

(a)(ii)        Articles Supplementary.*

(a)(iii)       Articles Supplementary.*

(a)(iv)        Articles Supplementary.*

(b)            Registrant's Bylaws.*

(c)            None.

(d)(i)         Investment Advisory Agreement (Prudent Bear Fund).*

(d)(ii)        Investment Advisory Agreement (Prudent Global Income Fund).*

(d)(iii)       Investment Advisory Agreement (Prudent Bear Large Cap Fund).*

(e)(i)         Distribution Agreement with Quasar Distributors, LLC.*

(e)(ii)        Form of Dealer Agreement.*

(f)            None.

(g)(i) Custodian Agreement with U.S. Bank, N.A. (successor to Firstar Trust Company) (Prudent Bear Fund).*

(g)(ii)        Custodian Agreement with U.S. Bank, N.A. (Prudent Global Income
               Fund).*

(g)(iii)       Custodian Agreement with U.S. Bank, N.A. (Prudent Bear Large Cap
               Fund).*

(h)(i) Fund Administration Servicing Agreement with U.S. Bancorp Fund Services, LLC (successor to Firstar Trust Company) (Prudent Bear
               Fund).*

(h)(ii) Fund Administration Servicing Agreement with U.S. Bancorp Fund Services, LLC (Prudent Global Income Fund).*

(h)(iii) Fund Administration Servicing Agreement with U.S. Bancorp Fund Services, LLC (Prudent Bear Large Cap Fund).*

(h)(iv) Transfer Agent Agreement with Firstar Trust Company (predecessor to U.S. Bancorp Fund Services, LLC) (Prudent Bear Fund).*

(h)(v) Transfer Agent Agreement with U.S. Bancorp Fund Services, LLC (Prudent Global Income Fund).*

(h)(vi) Transfer Agent Agreement with U.S. Bancorp Fund Services, LLC (Prudent Bear Large Cap Fund).*


                             Exhibit Index - Page 1

(h)(vii) Fund Accounting Servicing Agreement with Firstar Trust Company (predecessor to U.S. Bancorp Fund Services, LLC) (Prudent Bear
               Fund).*

(h)(vii) Fund Accounting Servicing Agreement with U.S. Bancorp Fund Services, LLC (Prudent Global Income Fund).*

(h)(ix) Fund Accounting Servicing Agreement with U.S. Bancorp Fund Services, LLC (Prudent Bear Large Cap Fund).*


(i)            Opinion of Foley & Lardner LLP, counsel for Registrant.

(j) Consent of PricewaterhouseCoopers LLP. [To be filed by amendment.]


(k)            None.

(l)            Subscription Agreement.*

(m)(i)         Service and Distribution Plan for Prudent Bear Fund No Load
               Shares.*

(m)(ii)        Service and Distribution Plan for Prudent Bear Fund Class C
               Shares.*

(m)(iii) Service and Distribution Plan for Prudent Global Income Fund No Load Shares.*

(m)(iv) Service and Distribution Plan for Prudent Bear Large Cap Fund No Load Shares.*

(n)            Rule 18f-3 Multi-Class Plan.*

(p) Code of Ethics of Prudent Bear Funds, Inc. and David W. Tice & Associates, LLC (f/k/a David W. Tice & Associates, Inc.)*

______________
* Incorporated by reference.




                             Exhibit Index - Page 2